As filed with the Securities and
                                Exchange
                                Commission on
                         December 1     ,1998
                            Registration No. 33-
56339 811-7237 -----------------------------------
-----------------
               -----------SECURITIES AND EXCHANGE
               COMMISSION
               WASHINGTON, D.C. 20549
                  ----------------
                      FORM N-1A
                                            ---
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT
    OF 1933 / X /

                                             -               -   --
                  Pre-Effective Amendment No.
/
                                                             /
                                                             -
                                                             -
                                                             --
         Post-Effective Amendment No.  20
                              / X / and      ----
                                         ---
      REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY  / X /
                          ACT OF 1940         ----
                                             ---
              Amendment No.    18
                    / X /
                (Check appropriate box or boxes)  -
--
-

             PUTNAM INVESTMENT FUNDS
 (Exact name of registrant as specified
               in charter)

      One Post Office Square, Boston,
            Massachusetts 02109 (Address
            of principal executive
            offices)

       Registrant's Telephone Number,
including Area Code
                         (617)
292-1000
                         ------
--------
     It is proposed that this
                    filing will
                    become
                    effective
                    (check
                    appropriate
                    box)

/   /     immediately upon
filing
   pursuant to paragraph (b)

/   /     on
   (date)    pursuant to
          paragraph (b)

/   /
60
          days after filing
          pursuant to
          paragraph (a) (1)

/X/       on    January
30,
   1999     pursuant to
paragraph (a) (1) of
Rule
485.
/   /                         75
          days after
          filing
          pursuant
          to
          paragraph
(a) (2)

/   /     on (date)
pursuant
to
          paragraph
(a) (2)
of Rule 485.

If appropriate,
check the following
box:

/   /     this post-
effective
      amendment
      designates
      a new
             </R
          >
          effect
          ive
          date
          for a
          previo
          usly
          filed
          postef
          fectiv
          e
          amendm
          ent.
                          -
                          -
                          -
                          -
                          -
                          -
                          --
                  JOHN R.
                  VERANI,
                  Vice
                  President
                  PUTNAM
                  INVESTMENT
                  FUNDS



                      One
                      Post
                      Office
                      Square
                    Boston,
              Massachusetts
              02109
                          (Na
                          me
                          and
                          add
                          res
                          s
                          of
                          age
                          nt
                          for
                          ser
                          vic
                          e)
                          ---
                          ---
                          ---
                          ---
                          --

Copy to:
                    JOHN
W. GERSTMAYR, Esquire
                           ROPES & GRAY
                      One
                    Intern
                    ationa
                    l
                    Place
                    Boston
                    ,
                    Massac
                    husett
                    s
                    02110
                       ---
                       ---
                       ---
                       ---
                       ---
                       ---
                       --

PART C

    This Post-Effective
         Amendment
relates solely to Putnam
   Balanced Fund
, Putnam Global
Growth and
Income Fund
Putnam
International
New
Opportunities
Fund    .
Information
contained in the
Registrant's
Registration
Statement
relating to any
other series of
the Registrant
is neither
amended nor
superseded
hereby.


    Prospectus
JANUARY 30,1999

PUTNAM BALANCED
FUND

CLASS A SHARES
INVESTMENT
CATEGORY: GROWTH
AND INCOME This
prospectus
explains what
you should know
about this
mutual fund
before you
invest. Please
read it
carefully.
Putnam
Investment
Management,
Inc. (Putnam
Management),
which has
managed mutual
funds since
1937, manages
the fund.
These
securities
have not been
approved or
disapproved by
the.
Securities and
Exchange
Commission nor
has the
commission
passed upon
the accuracy
or adequacy of
this
prospectus.
Any statement
to the
contrary is a
crime.
 CONTENTS
  FUND SUMMARY
  Goal
  Main
investment
strategies
  Main risks
  Performance
  information
  Fees and
expenses
 WHAT ARE THE
  FUND'S MAIN
 INVESTMENT
 STRATEGIES
 AND RELATED
RISKS?
  WHO
MANAGES THE
FUND?
 HOW DOES
       THE
       FUND
       PRICE
       ITS
       SHARE
       S?
HOW DO I BUY
    FUND
SHARES?
 HOW DO I
       SELL
       FUND
       SHARE
       S?
  HOW DO I
EXCHANGE
  FUND
 SHARES?
  FUND
DISTRIBUT
IONS AND
  TAXES
FINANCIAL

HIGHLIGHT
S


                    s BOSTON
LONDON
TOKYO


FUND
SUMMARY
GOAL
The fund
seeks
capital
growth
and
current
income.
MAIN INVESTMENT
STRATEGIES A        BLEND OF GROWTH AND
VALUE
STOCKS
The fund will
invest in a
combination of
equity and fixed-
income
securities.
The portion of
the fund's
assets invested
in equity
securities and
fixed-income
securities will
vary from time
to time in light
of the fund's
investment
objective,
changes in
interest rates,
and economic and
other factors.
However, under
normal market
conditions the
fund expects to
invest at least
25% of its total
assets in fixed
income
securities,
which for this
purpose includes
debt securities,
preferred stocks
and that portion
of the value of
convertible
securities
attributable to
the fixed-income
characteristics
of those
securities.  The
fund may also
hold a portion
of its assets in
cash or high
quality money-
market
instruments
STOCKS: The fund
     usually
   invests
less than 75 of
its assets in
stocks. Most of
the stocks
bought by the
fund are
"growth" stocks
whose earnings
Putnam Management
believes are
likely to grow
faster than the
economy as a
whole. Growth in
earnings may lead
to an
increase in the
price of the
stock.  The fund
mainly buys of
stocks of
companies with
medium to large
capitalizations,
although the fund
may invest in
companies of any
size.
*    BONDS: The
fund usually
invests
about 30%-40%,
and will normally
invest at least
25% of its assets
in bonds and
other debt. These
investments *
may be issued by
governments or
private
companies,
*    are mostly
investment
grade, and
*    are
generally
intermediate- to
long-
term (with
maturities of more
than 3 years).

MAIN RISKS
The main risks
that could
adversely affect
the value of this
fund's shares and
the total return
on your investment
include
O    The risk that
the stock
price of
 one or more of
            the
            compan
            ies in
            the
  fund's portfolio
  will fall, or
  will fail to
  appreciate as
  anticipated by
  Putnam
  Management,
  regardless of
  movements in
  foreign or U.S.
  securities
  markets.
  Many factors can
           adverse
           ly
           affect
           a
  stock's
  performance.
  This risk is
  greater for
  smaller
  companies, which
  tend to be more
  vulnerable to
  adverse
  developments.
O    The risk that
movements
in the
  securities
  markets will
  adversely affect
  the value of the
  fund's
  investments
  regardless of
  how well the
  companies in
  which the fund
  invests perform.
  The fund's
  investments in
  bonds are
  particularly
  likely to be
  affected by
  changes in
  interest rates,
  because bond
  prices are
  likely to fall
  if interest
  rates rise.
  Interest rate
  risk is
    highest for
 investments with
  long maturities.
O    The risk that
the
companies in
 which the fund
          invests
          will not
          make
  timely payments
of
  interest and
   principal.
  This credit
  risk is higher
  for corporate
  debt than it
  is for the
  U.S.
  government
  debt, and it
  is higher
  still for debt
  rated below
  investment
  grade in
  quality.
You can lose
money by
investing in the
fund. The fund
may not achieve
its goals, and
is not intended
as a complete
investment
program. An
investment in
the fund is not
a bank deposit
and is not
insured or
guaranteed by
the Federal
Deposit
Insurance
Corporation
(FDIC) or any
other government
agency.
________________
______

PERFORMANCE
INFORMATION
The following
information
provides some
indication of
the fund's
risks.  The
chart shows year-
to-year changes
in the
performance of
the fund. The
table following
the chart
compares the
fund's
performance to
that of a broad
measure of
market
performance. Of
course, the
fund's past
performance is
not an
indication of
future
performance.
CALENDAR YEAR
TOTAL RETURNS
FOR CLASS A
SHARES
1996           %
1997 %
1997 %
Performance
figures in the
bar chart do not
reflect the
impact of sales
charges. If they
did, performance
would be less
than that shown.
Year-to-date
performance
through 12/31/98
was ___ %.
During the
periods shown by
the bar chart,
the highest
return for a
quarter was ___%
(quarter ending
________) and
the lowest
return for a
quarter was ____
% (quarter
ending
________).
AVERAGE ANNUAL
TOTAL RETURNS
(for periods
ending 12/31/98)
                              PAST
SINCE 1 YEAR INCEPTION*
(DATES VARY) BALANCED FUND    %
%
STANDARD & POOR'S
   500 INDEX           %      %
LEHMAN BROTHERS
   GOVERNMENT/ CORPORATE
    BOND INDEX         %      %
DOW JONES INDUSTRIAL
AVERAGE        %
        %
*Inception date:
12/28/95

Unlike the bar
chart, this
performance
information
reflects the
impact of sales
charges.  The
fund's
performance
reflects the
current maximum
initial sales
charge.  The
fund's
performance also
reflects the
impact of Putnam
Management's
agreement to
limit the fund's
expenses through
the end of the
fund's current
fiscal year. The
fund's
performance is
compared to
three
comparative
benchmarks, the
Standard and
Poor's 500
Index, which is
an unmanaged
list of common
stocks that is
frequently used
as a general
measure of stock
market
performance; the
Lehman Brothers
Government/Corpo
rate Bond Index,
which is an
unmanaged list
of publicly
traded U.S
Treasury
obligations and
corporate debt
securities and
the Dow Jones
Industrial
Average, which
is an unmanaged
list of 30
common stocks
frequently used
as a general
measure of stock
market
performance.
FEES AND
EXPENSES
This table
summarizes the
fees and
expenses you may
pay if you
invest in the
fund.  Expenses
are based on the
fund's last
fiscal year.
SHAREHOLDER FEES
(FEES
PAID
DIRECTLY
FROM YOUR
INVESTMENT)
                   CLASS A
Maximum
sales charge
(Load)
imposed
on Purchases
    (as a
percentage
of
 the
offering
price)5.75%
Maximum
Deferred
Sales Charge
(Load)
    (as a percentage of the
original
 purchase price or redemption
  proceeds, whichever is lower)
       NONE*

ANNUAL FUND OPERATING
EXPENSES(expenses that are
deducted from fund assets)
                       TOTA L
  ANNUAL FUND
                MANAGEMENT      OTHER
OPERATING
EXPENSE                  NET
                FEES
EXPENSES  EXPENSES
REIMBURSEMENT** EXPENSES**
PUTNAM BALANCED FUND     0.65%
1.17%
1.82%     1.05%
0.77%

*A deferred sales charge of up
to 1% may
be imposed on certain
redemptions of
class A shares bought
without an
initial sales
charge.
** Reflects
Putnam
Management's
contractual
obligation to
limit fund
expenses.

EXAMPLE
This example
translates the
"total annual
fund operating
expenses" shown
in the preceding
table into
dollar amounts.
By doing this,
you can more
easily compare
the cost of
investing in a
fund to the cost
of investing in
other mutual
funds.  The
example makes
certain
assumptions.  It
assumes that you
invest $10,000
in the fund for
the time periods
shown and then
redeem all your
shares at the
end of those
periods.
It also assumes
a 5% return on
your investment
each year and
that the fund's
operating
expenses remain
the same.  The
example is
hypothetical;
your actual
costs and
returns may be
higher or lower.

             1
year 3 years 5
years 10 years
PUTNAM BALANCED
   FUND
   $749   $1,115
   $1,504 $2,589



What are the
fund's main
investment
strategies and
related risks?
Any investment
carries with it
some
level of risk that
generally reflects
its potential for
reward. The fund
pursues its goals
of capital growth
and current income
by investing
mainly in common
stocks,
which represent
ownership
interests in
companies, and in
bonds and other
debt which
represent
obligations of
companies. Putnam
Management will
consider, among
other things, a
company's
financial
strength,
competitive
position in its
industry and
projected future
earnings and
dividends when
deciding whether
to buy or sell
bonds. Putnam
Management will
consider, among
other things, the
likelihood that a
company will be
able to make
required payments
of principal and
interest, the
likelihood that a
company will
"call" (pay off
early) the debt,
and general
financial market
conditions when
deciding whether
to buy or sell
bonds. *COMMON
STOCKS. The value
of a company's
stock may fall as
a result of
factors which
directly relate
to that company,
such as decisions
made by its
management or
lower demand for
the company's
products or
services. A
stock's value may
also fall because
of factors
affecting not
just the company,
but also
companies in a
number of
different
industries, such
as increases in
production costs.
The value of a
company's stock
may also be
affected by
changes in
financial market
conditions that
are relatively
unrelated to the
company or its
industry, such as
changes in
interest rates or
currency exchange
rates. In
addition, a
company's stock
generally pays
dividends only
after the company
makes required
payments to
holders of its
bonds and other
debt. For this
reason, the value
of the stock will
usually react
more strongly
than the bonds
and
other debt to
actual or
perceived changes
in the company's
financial
condition or
prospects.
*GROWTH STOCKS.
The fund may
invest in stocks
of companies that
Putnam Management
believes are
likely to have
earnings that
will grow faster
than the economy
as a whole.
These growth
stocks typically
trade at higher
multiples of
current earnings
than other
stocks.
Therefore, the
values of growth
stocks may be
more sensitive to
changes in
current or
expected earnings
than the values
of other stocks.
If Putnam
Management's
assessment of the
prospects for the
company's
earnings growth
is wrong or if
its judgment of
how other
investors will
value the
company's
earnings growth
is wrong, then
the price of the
company's stock
may fall or not
approach the
value that Putnam
management has
placed on it.
*INTEREST RATE
RISK. The values
of fixed income
investments
usually rise and
fall in response
to changes in
interest rates.
Declining
interest rates
will generally
raise the value
of existing
bonds, and rising
interest rates
will generally
lower the value
of existing
bonds. Changes in
the values of
fixed income
investments
usually will not
affect the amount
of income the
fund receives
from them, but
will affect the
value of the
fund's shares.
Interest rate
risk is often
greater for
investments with
longer
maturities.
*CREDIT RISK.
Investors
normally expect
to be compensated
in proportion to
the risk they are
assuming. Thus,
fixed income
investments of
companies with
poor credit
prospects usually
offer higher
yields than those
of companies with
more secure
credit prospects.
Higher-rated
investments offer
lower credit
risk, but not
necessarily lower
interest rate
risk. The value
of a higher-rated
investment still
fluctuates in
response to
changes in
interest rates.
The fund's debt
investments are
mostly investment
grade, which
means they are
rated at least
BBB (or its
equivalent) by a
nationally
recognized
securities rating
agency, and
unrated
investments that
Putnam Management
determines are of
comparable
quality. The fund
may buy debt
investments
rated, at the
time of purchase,
as low as B (or
its equivalent)
by a nationally
recognized
securities rating
agency, and
unrated
investments that
Putnam Management
determines are of
comparable
quality. The fund
will not
necessarily sell
an investment if
its rating is
reduced, but
Putnam Management
will monitor the
investment and
decide how long
to hold it.
Fixed income
investments rated
below BBB (or its
equivalent)
reflect a greater
possibility that
the issuer may be
unable to make
timely payments
of interest and
principal and
thus default. If
this happens, or
is perceived as
likely to happen,
the values of
those investments
will usually be
more volatile. A
default or
expected default
could also make
it difficult for
the fund to sell
the investments
at prices
approximating the
values the fund
had previously
placed on them.
Because
lowerrated bonds
are traded mainly
by institutions,
they usually have
a
limited market,
which may at
times make it
difficult for the
fund to establish
their fair value.
Credit ratings
are based largely
on the issuer's
historical
financial
condition and the
rating agencies'
investment
analysis at the
time of purchase.
The rating
assigned to any
particular
investment does
not necessarily
reflect the
issuer's
current
financial
condition, and
does not
reflect an
assessment of
an investment's
volatility or
liquidity.
Although Putnam
Management
considers credit ratings
in making investment
decisions, it performs
its own investment
analysis and does not
rely only on ratings
assigned by the rating
agencies. When the fund
buys debt of a company
with poor credit
prospects, the
achievement of its goals
depends more on Putnam
Management's ability
than would be the case
if the fund were buying
debt of a company with
better credit prospects.
Although they are
generally thought to
have lower credit risk,
debt investments that
are considered
investmentgrade may
share some of the risks
of lower rated
investments.

The fund at times may
invest in socalled "zero-
coupon" bonds and
"paymentin-kind" bonds.
Zero-coupon bonds are
issued at a significant
discount from their
principal amount and pay
interest only at
maturity rather than at
intervals during the
life of the security.
Payment-in-kind bonds
allow the issuer, at its
option, to make current
interest payments on the
bonds either in cash or
in additional bonds.
Both zerocoupon bonds
and payment-in kind
bonds allow an issuer to
avoid the need to
generate cash to meet
current interest
payments. Accordingly,
such bonds may involve
greater credit risks
than bonds paying
interest in cash
currently.  The values
of zero-coupon bonds and
payment-in-kind bonds
are also subject to
greater fluctuation in
response to changes in
market interest rates
than bonds that pay
interest in cash
currently.

Even though such bonds
do not pay current
interest in cash, the
fund nonetheless is
required to accrue
interest income on these
investments and to
distribute the interest
income on a current
basis. Thus, the fund
could be
required at times to
liquidate other
investments in order to
satisfy its distribution
requirements.

*FOREIGN INVESTMENTS.
The fund may invest
without limit in
securities of foreign
issuers that are traded
in U.S. public markets.
While the fund may also
invest in securities of
foreign issuers that
are not traded in U.S.
public markets, it does
not expect that such
investments will
normally represent more
than 20% of its assets,
although they may
occasionally exceed this
amount.
Foreign investments
involve certain special
risks. For example,
their values may drop in
response to changes in
currency exchange rates,
unfavorable political
and legal developments,
unreliable or untimely
information, and
economic and financial
instability. In
addition, the liquidity
of these investments may
be more limited than
domestic investments,
which means the fund may
at times be unable to
sell them at desirable
prices. Foreign
settlement procedures
may also involve
additional risks. These
risks are generally
greater in the case of
"emerging markets" that
typically have less
developed legal and
financial systems.
Certain of these risks
may also apply to some
extent to domestic
investments that are
denominated in foreign
currencies or that are
traded in foreign
markets, or to
securities of U.S.
companies that have
significant foreign
operations. *FREQUENT
TRADING. The fund may
buy and sell investments
relatively often, which
involves higher
expenses, including
brokerage commissions,
and may increase the
amount of taxes payable
by shareholders.. *OTHER
INVESTMENTS. In addition
to the main
investment strategies
described above, the
fund may also make other
types of investments,
such as investments in
preferred stocks,
convertible securities
or derivative
instruments, and,
therefore may be subject
to other risks, as
described in the fund's
statement of additional
information (SAI).
*ALTERNATIVE STRATEGIES.
At times Putnam
Management may judge
that market conditions
make pursuing the fund's
investment strategies
inconsistent with the
best interests of its
shareholders. Putnam
Management then may
temporarily use
alternative strategies
that are mainly designed
to limit the fund's
losses. Although Putnam
Management has the
flexibility to use these
strategies, it may
choose not to for a
variety of reasons, even
in very volatile market
conditions. These
strategies may cause the
fund to miss out on
investment
opportunities, and may
prevent the fund from
achieving its goal.
*CHANGES IN POLICIES.
The fund's Trustees may
change the fund's goal,
investment strategies
and other policies
without shareholder
approval, except as
otherwise indicated.

Who manages the fund?

The fund's Trustees
oversee the general
conduct of the fund's
business. The Trustees
have retained Putnam
Management to be the
fund's investment
manager, responsible for
making investment
decisions for the fund
and managing the fund's
other affairs and
business. The fund pays
Putnam Management a
quarterly management fee
for these services based
on the fund's average
net assets. The fund
paid Putnam Management a
management fee of 0.65%,
of average net assets
for the last fiscal
year. Putnam
Management's address is
One Post Office Square,
Boston, MA 02109.
The following officers
of Putnam Management
have had primary
responsibility for the
day-to-day management of
the fund's portfolio
since the years shown
below. Their recent
professional experience
is also shown. MANAGER
SINCE

EXPERIENCE
James M. Prusko  1998 Employ
                           e
                           d
                           a
                           s
                           a
                           n
                           i
                           n
                           v
                           e
                           s
                           t
                           m
                           e
                           n
                           t
                           p
                           r
                           o
                           f
                           e
                           s
                           s
                           i
                           o
                           n
                           a
                           l
                           *
                           b
                           y
                           S
                           e
                           n
                           i
                           o
                           r
                           V
                           i
                           c
                           e
                           P
                           r
                           e
                           s
                           i
                           d
                           e
                           n
                           t
                 Putnam
Management since 1992.
Manuel Weiss
1998
Employed as an
                 investm
                 ent       professio      nal*
                 by        Senior    Vice
                 President Putnam Management
since 1987.
* Investment
professional means that
the
manager was either a
portfolio manager
or analyst

*YEAR 2000 ISSUES.  The
fund could be
adversely affected if
the
computer
systems used by
Putnam
Management and
the fund's
other service
providers do
not properly
process and
calculate date
related
information
relating to the
end of this
century and the
beginning of
the next.
While year 2000
related
computer
problems could
have a negative
effect on the
fund, both in
its operations
and in its
investments,
Putnam
Management is
working to
avoid such
problems and to
obtain
assurances from
service
providers that
they are taking
similar steps.
No assurances,
though, can be
provided that
the fund will
not be
adversely
impacted by
these matters.
How does the
fund price its
shares?
The price of
the fund's
shares is based
on its net
asset value
(NAV).  The NAV
equals the
total value of
its assets,
less its
liabilities,
divided by the
number of its
outstanding
shares. Shares
are only valued
as of the close
of regular
trading on the
New York Stock
Exchange each
day the exchange
is open. The
fund values its
investments for
which market
quotations are
readily
available at
market value. It
values short-
term investments
that will mature
within 60 days
at amortized
cost, which
approximates
market value.
They value all
other
investments and
assets at fair
value.
The fund
translates
prices for its
investments
quoted in
foreign
currencies into
U.S. dollars at
current exchange
rates. As a
result, changes
in the value
of those
currencies in
relation to the
U.S. dollar may
affect the
fund's NAV.
Because foreign
markets may be
open at
different times
than the New
York Stock
Exchange, the
value of the
fund's shares
may change on
days when
shareholders are
not able to buy
or sell them. If
events
materially
affecting the
value of the
fund's foreign
investments
occur between
the close of
foreign markets
and the close of
regular trading
on the New York
Stock Exchange,
these
investments will
be valued at
their fair
value. How do I
buy fund shares?
You can open a
fund account
with as little
as $500 and make
additional
investments at
any time with as
little as $50.
The fund sells
its shares at
the offering
price, which is
the NAV plus any
applicable sales
charge. Your
financial
advisor or
Putnam Investor
Services
generally must
receive your
completed buy
order before the
close of regular
trading on the
New York Stock
Exchange for
your shares to
be bought at
that day's
offering price.
You can buy
shares
*THROUGH A
FINANCIAL
ADVISOR Your
advisor will be
responsible for
furnishing all
necessary
documents to
Putnam Investor
Services, and may
charge you for
his or her
services.
*THROUGH
SYSTEMATIC
INVESTING You can
make regular
investments of
$25 or more per
month through
automatic
deductions from
your bank
checking or
savings account.
Application forms
are available
through your
advisor or Putnam
Investor Services
at 1-800-225-
1581. You may
also complete an
order form and
write a check for
the amount you
wish to invest,
payable to the
fund. Return the
check and
completed form to
Putnam Mutual
Funds.
The fund may
periodically
close to new
purchases of
shares or refuse
any order
to buy shares
if the fund
determines
that doing so
would be in
the best
interests of
the fund and
its
shareholders.

INITIAL SALES
CHARGES FOR
CLASS A SHARES

CLASS A SALES
CHARGE
    AS A
PERCENTAGE OF:
--------------
-----------
         -----
         ----
AMOUNT OF
PURCHASE
          NET
          AMOU
          NTOF
          FERI
          NG
AT OFFERING
PRICE
($)INVESTEDPRI
CE Under
50,000 6.10%
5.75%
50,000 but
under 100,000
4.71  4.50
100,000 but
under 250,000
3.63  3.50
250,000 but
under 500,000
2.56  2.50
500,000 but
under
1,000,000 2.04
2.00 1,000,000
and above
NONE NONE

DEFERRED SALES
CHARGES FOR
CERTAIN CLASS
A SHARES
A deferred sales
charge of up to
1% may apply to
class A shares
purchased
without an
initial sales
charge, if
redeemed within
two years after
purchase.
*YOU MAY BE
ELIGIBLE FOR
REDUCTIONS AND
WAIVERS OF SALES
CHARGES. Sales
charges may be
reduced or
waived under
certain
circumstances
and for certain
groups. Consult
the fund's SAI,
your
financial
advisor or
Putnam Mutual
Funds for
details.
*DISTRIBUTION
(12B-1) PLAN.
The fund has
adopted a
distribution
plan to pay for
the marketing of
fund shares and
for services
provided to
shareholders.
However the fund
is not currently
making any
payments
pursuant to the
plans. The plans
provide for
payments at an
annual rate
(based on
average net
assets) of up to
0.35% on class A
shares.  Should
the Trustees
decide in the
future to
approve payments
under the plan,
shareholders
will be notified
and this
prospectus will
be revised. How
do I sell fund
shares? You can
sell your shares
back to the fund
any day the New
York Stock
Exchange is
open, either
through your
financial
advisor or
directly to the
fund.
Redemptions may
be delayed until
the fund
collects the
purchase price
of shares or
until 15
calendar days
after the
purchase date.

*SELLING SHARES
THROUGH YOUR
FINANCIAL A
DVISOR. Your
advisor must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange to
receive that
day's NAV, less
any applicable
deferred sales
charge. Your
advisor will be
responsible for
furnishing all
necessary
documents to
Putnam Investor
Services on a
timely basis and
may charge you
for his or her
services.
*SELLING SHARES
DIRECTLY TO THE
FUND. Pu tnam
Investor
Services must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange in
order to receive
that day's NAV,
less any
applicable sales
charge. BY MAIL.
Send a signed
letter of
instruction to
Putnam Investor
Services. BY
TELEPHONE. You
may use Putnam's
Telephone
Redemption
Privilege to
redeem shares
valued at less
than $100,000
unless you
have notified
Putnam Investor
Services of an
address change
within the
preceding 15
days. Unless you
indicate
otherwise on the
account
application,
Putnam Investor
Services will be
authorized to
accept
redemption and
transfer
instructions
received by
telephone.  The
Telephone
Redemption
Privilege may be
modified or
terminated
without notice.
*ADDITIONAL
DOCUMENTS. If you
*sell shares with
a value of
$100,000 or more,
*want your
redemption
proceeds sent to
an address other
than your address
as it appears on
Putnam's records,
or
*if you have
notified Putnam
of a change in
address within
the preceding 15
days, the
signatures of
registered owners
or their legal
representatives
must be
guaranteed by a
bank, broker
dealer or certain
other financial
institutions.
Stock power forms
are available
from your
financial
advisor, Putnam
Investor Services
and many
commercial banks.
Putnam Investor
Services usually
requires
additional
documents for the
sale of shares by
a corporation,
partnership,
agent or
fiduciary, or a
surviving joint
owner. Contact
Putnam Investor
Services for
details.
*WHEN WILL THE
FUND PAY ME? The
fund gen erally
sends you payment
for your shares
the business day
after your
request is
received. Under
unusual
circumstances,
the fund may
suspend
redemptions, or
postpone payment
for more than
seven
days as permitted
by federal
securities law.
*REDEMPTION BY THE
FUND. If you own
fewer shares than
the minimum set by
the Trustees
(presently 20
shares), the fund
may
redeem your shares
without
your permission
and send you the
proceeds. The
fund may also
redeem shares if
you own shares
more than a
maximum amount
set by the
Trustees. There
is presently no
maximum, but the
Trustees could
set a maximum
that would apply
to both present
and future
shareholders.
How do I exchange
fund shares?
If you want to
switch your
investment from
one Putnam fund
to another, you
can exchange your
fund shares for
shares of the
same class of
another Putnam
fund at NAV. Not
all Putnam funds
offer all classes
of shares. If you
exchange shares
subject to a
deferred sales
charge, the
transaction will
not be subject to
the deferred
sales charge.
However, when you
redeem the shares
acquired through
the exchange, the
redemption may be
subject to the
deferred sales
charge, depending
upon when you
originally
purchased the
shares. The
deferred sales
charge will be
computed using
the schedule of
any fund into or
from which you
have exchanged
your shares that
would result in
your paying the
highest deferred
sales charge
applicable to
your class of
shares. For
purposes of
computing the
deferred sales
charge, the
length of
time you have
owned your shares
will be measured
from the date of
original purchase
and will not be
affected by any
exchange.
To exchange your
shares, complete
an Exchange
Authorization
Form and send it
to Putnam
Investor
Services. The
form is available
from Putnam
Investor
Services. A
Telephone
Exchange
Privilege is
currently
available for
amounts up to
$500,000.  Ask
your financial
advisor or Putnam
Investor Services
for prospectuses
of other Putnam
funds. Some
Putnam funds are
not available in
all states. The
exchange
privilege is not
intended as a
vehicle for short-
term trading.
Excessive
exchange activity
may interfere
with portfolio
management and
have an adverse
effect on all
shareholders. In
order to limit
excessive
exchange activity
and in other
circumstances
where doing so
would be in the
best interests of
the fund, the
fund reserves the
right to revise
or terminate the
exchange
privilege, limit
the amount or
number of
exchanges or
reject any
exchange. These
actions may apply
to all
shareholders or
only to those
shareholders
whose exchanges
Putnam Management
determines are
likely to have a
negative effect
on the fund.
Consult Putnam
Investor Services
before requesting
an exchange.
Fund
distributions and
taxes Each fund
distributes any
net investment
income once a
quarter and any
net realized
capital gains at
least once a
year. You may
choose to:

*reinvest all
distributions in
additional
shares; *receive
any distributions
from net
investment income
in cash while
reinvesting
capital gains
distributions in
additional
shares; or
*receive all
distributions in
cash.

If you do not
select an option
when you open
your account, all
distributions
will be
reinvested. If
you
do not cash a
distribution
check within a
specified period
or notify Putnam
Investor
Services to
issue a new
check, the
distribution
will be
reinvested in
the fund.
Similarly, if
any
correspondence
sent by the fund
or Putnam
Investor
Services is
returned as
"undeliverable,"
fund
distributions
will
automatically be
reinvested in
the fund or in
another Putnam
fund.
For federal
income tax
purposes,
distributions of
investment
income are
taxable as
ordinary income.
Taxes on
distributions of
capital gains
are determined
by how long the
fund owned the
investments that
generated them,
rather than
how long you
have owned your
shares.
Distributions
are taxable to
you even if they
are paid from
income or gains
earned by the
fund before your
investment (and
thus were
included in the
price you paid).
Distributions of
gains from
investments that
the fund owned
for more than
one year will be
taxable as
capital gains.
Distributions of
gains from
investments that
the fund owned
for one year or
less will be
taxable as
ordinary income.
Distributions
are taxable
whether you
received them in
cash or
reinvested them
in additional
shares.
A fund's
investments in
foreign
securities may
be subject to
foreign
withholding
taxes.  In that
case, a fund's
yield on those
securities would
be decreased.
Shareholders may
not be entitled
to claim a
credit or
deduction with
respect to
foreign taxes.
In addition, a
fund's
investments
foreign
securities or
foreign
currencies may
increase or
accelerate the
fund's
recognition of
ordinary income
and may affect
the timing or
amount of the
fund's
distributions.
The fund's
investments in
certain debt
obligations may
cause the fund
to recognize
taxable income
in excess of the
cash generated
by such
obligations.
Thus, the fund
could be
required at
times to
liquidate other
investments in
order to satisfy
its distribution
requirements.
Any gain
resulting from
the sale or
exchange of your
shares will
generally also
be subject to
tax. You should
consult your tax
advisor for more
information on
your own tax
situation,
including
possible,
foreign, state
and local taxes.

Financial
highlightS
The financial
highlights
tables are
intended to help
you understand
each fund's
recent financial
performance.
Certain
information
reflects
financial
results for a
single fund
share. The total
returns
represent the
rate that an
investor would
have earned or
lost on an
investment in
the fund,
assuming
reinvestment of
all dividends
and
distributions.
This information
has been derived
from the fund's
financial
statements which
have been
audited by
PricewaterhouseC
oopers LLP. Its
report and the
fund's financial
statements are
included in the
fund's annual
report to
shareholders,
which is
available upon
request.

FINANCIAL HIGHLIGHTS -PUTNAM
BALANCED FUND
CLASS A
JAN. 3, 1995+
             YEAR ENDED
SEPTEMBER 30
TO SEPTEMBER 30
            1998  1997     1996
1995
NET ASSET VALUE,
BEGINNING OF PERIOD$11.90
$11.03 $
10.56             $8.50

INVESTMENT OPERATIONS

Net investment income  .22    .25
 .29        .23

Net realized and unrealized
gain on investments1.052.16  1.18

1.83 TOTAL FROM INVESTMENT

OPERATIONS  1.27 2.41

1.47      2.06 LESS DISTRIBUTIONS

From net investment income

(.25)(.27)(.35) ---

From net realized gain on
investments (1.00) (1.27)    (.65)
---




TOTAL DISTRIBUTIONS(1.25)
(1.54)(1
 .00)                   ---

NET ASSET VALUE,
END OF PERIOD
$11.92$11.90$11.03   $10.56

RATIOS AND SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN
AT NET ASSET VALUE (%)(B)    12.18
24.58 15.01 24.24*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)   $3,147 $2,769
$2,246   $1,951

Ratio of expenses to average
net assets (%)(a)(c)   .77    .71
 .73
 .54*

Ratio of  net investment income
to average net assets (%)     1.82
2.29 2.72 2.44*

Portfolio turnover  (%)139.55
151.1517 0.75 95.15*

+Commencement of operations.
*Not
annualized.
aReflects an
expense
limitation
during
 the period.
 As a result
of such
 limitation,
expenses for
the fund for
 the periods
ended
September 30,
1998,
 September
30, 1997,
September 30
,1996
    and
 September
 30, 1995
reflect a
 reduction
of  $0.13,
$0.12,
$0.15 and
 $0.24 per
share,
respectively.
bTotal
investment
return does
not
 reflect the
effect of
sales
charges. cThe
ratio of
expenses to
average net
   assets
   assumes
  dividend
reinvestment
and does not
 reflect the
effect of
 sales
charges.


FOR MORE
INFORMATION

ABOUT PUTNAM BALANCED
FUND

The fund's statement
of additional
information (SAI) and
annual and semi-
annual reports to
shareholders include
additional
information about the
funds. The SAI, and
the auditor's report
and financial
statements included
in the fund's most
recent annual report
to its shareholders,
is incorporated by
reference into this
prospectus, which
means they are part
of this prospectus
for legal purposes.
The fund's annual
report discusses the
market conditions and
investment strategies
that significantly
affected the fund's
performance during
its last fiscal year.
You may get free
copies of these
materials, request
other information
about the fund, or
make shareholder
inquiries, by
contacting your
financial advisor or
by calling Putnam
toll-free at 1-800-
225-1581.
You may review and
copy information
about the fund,
including its SAI, at
the Securities and
Exchange Commission's
public reference room
in Washington, D.C.
You may
call the Commission
at 1-800-SEC0330 for
information about the
operation of the
public
reference room. You may also
access reports and other
information about the
fund on the Commission's
Internet site at
http://www.sec.gov. You may get
copies of this information, with
payment of a duplication fee, by
writing the Public Reference
Section of the Commission,
Washington, D.C. 20549-6009. You
may need to refer to the fund's
file number.


PUTNAM INVESTMENTS
           One Post Office
Square
             Boston,
           Massachusetts 02109
           Toll-free 1-800-225-
           1581 www.putnaminv.c
               om

             Address
correspondence to

           Putnam Investor
           Services P.O.
             Box 989
           Boston MA  02103

           WWW.PUTNAMINV.COM

       File No:

811-7237

                      PUTNAM

BALANCED

FUND

               A SERIES OF PUTNA
                           M
                           INVES
                           TMENT
                           FUNDS
                              </
                           R>
                           FORM
                           N-1A
                             PART B
          STATEMENT OF
                 ADDITIONAL
                 INFORMATION
                 ("SAI")


   JANUARY<
                 /R> 30,


   1999
This SAI is not a prospectus
and is only authorized for
distribution when
accompanied or preceded by
the prospectus of the
   fund     dated
   January     30,
   1999    , as revised from
time to time.  This SAI
contains information
   that     may
be useful to investors
but which is not
included in the
prospectus.  If
   the     fund has more
than one form of current
prospectus, each
reference to the
prospectus in this SAI
shall include all of the
fund's prospectuses,
unless otherwise noted.
The SAI should be read
together with the
applicable prospectus.
Investors may obtain a
free copy of the
applicable prospectus
from Putnam Investor
Services, Mailing
address: P.O. Box 41203,
Providence, RI  02940-
1203.

Part I of this SAI
contains specific
information about the
funds.  Part II includes
information about the
funds and the other
Putnam funds.

   Certain disclosure
has been incorporated
by reference from the
fund's annual report.For
a free copy of the
fund'sannual report,
call Putnam Investor
Services at 1800-225
1581.


   TABLE OF CONTENTS
PART I
   FUND HISTORY AND
CLASSIFICATIONI    -
   3     INVESTMENT
RESTRICTIONS       I
   3     CHARGES AND
EXPENSES    I    -
   5
INVESTMENT PERFORMANCE
   I       10
ADDITIONAL OFFICERS
   I    -
   10
INDEPENDENT ACCOUNTANTS AND FINANCIAL
STATEMENTS   I    -   10


PART II
MISCELLANEOUS    INVESTMENTS,
INVESTMENT PRACTICES    AND RISKS
II    -   1
TAXES                       II    -
   28
MANAGEMENT                  II    -
   33
DETERMINATION OF NET ASSET VALUE   II    -
   43     HOW TO BUY SHARES        II    -
   44
DISTRIBUTION PLANS
   II       57
INVESTOR SERVICES
   II       59
SIGNATURE GUARANTEES
   II       64
SUSPENSION OF
REDEMPTIONS   II
   64     SHAREHOLDER
LIABILITY    II    -
   64
STANDARD PERFORMANCE
MEASURES   II       65
COMPARISON OF PORTFOLIO
PERFORMANCE   II    -   66
SECURITIES RATINGS
II    -   71 DEFINITIONS
II       76

                             <
                             R
                             >
                             S
                             A
                             I
                             P
                             A
                             R
                             T
                             I

FUND HISTORY AND
CLASSIFICATION

Putnam Balanced Fund is a
series of Putnam
Investment Funds, a
Massachusetts business
trust organized on
October 31, 1994.
Prior to January 6,
1995, Putnam
Investment Funds was
known as Putnam
Equity Funds.
Copies of the
Agreement and
Declaration of
Trust, for Putnam
Investment Funds,
which is governed by
Massachusetts law,
are on file with the
Secretary of State
of The Commonwealth
of Massachusetts.

The Trust is an open-
end management
investment company
with an unlimited
number of authorized
shares
of beneficial
interest.  The
Trustees may,
without
shareholder
approval, create
two or more
series of shares
representing
separate
investment
portfolios.  Any
such series of
shares may be
divided without
shareholder
approval into
two or more
classes of
shares having
such preferences
and special or
relative rights
and privileges
as the Trustees
determine.  Each
fund may offer
classes of
shares with
different sales
charges and
expenses.
Because of these
different sales
charges and
expenses, the
investment
performance of
the classes will
vary.  For more
information,
contact your
investment
dealer or Putnam
Mutual Funds (at
1-800225-
1581).

Each share has
one vote, with
fractional
shares voting
proportionally.
Shares of all
classes will
vote together as
a single class
except when
otherwise
required by law
or as determined
by the Trustees.
Shares are
freely
transferable,
are entitled to
dividends as
declared by the
Trustees, and,
if the fund were
liquidated,
would receive
the net assets
of the fund.
The fund may
suspend the sale
of shares at any
time and may
refuse any order
to purchase
shares.
Although the
fund is not
required to hold
annual meetings
of its
shareholders,
shareholders
holding at least
10% of the
outstanding
shares entitled
to vote have the
right to call a
meeting to elect
or remove
Trustees, or to
take other
actions as
provided in the
Agreement and
Declaration of
Trust.

The fund is a
"diversified"
investment
company under
the Investment
Company Act of
1940. This means
that with
respect to 75%
of its total
assets, the fund
may not invest
more than 5% of
its total assets
in the
securities of
any one issuer
(except U.S.
government
securities).
The remaining
25% of its total
assets is not
subject to this
restriction.  To
the extent the
fund invests a
significant
portion of its
assets in the
securities of a
particular
issuer, it will
be subject to an
increased risk of
loss if the market
value of such
issuer[/R]'   s
securities
declines.

INVESTMENT
RESTRICTIONS

AS FUNDAMENTAL
INVESTMENT
RESTRICTIONS,
WHICH MAY NOT BE
CHANGED WITHOUT A
VOTE OF A MAJORITY
OF THE OUTSTANDING
VOTING SECURITIES,
   A     FUND MAY
NOT AND WILL NOT:

(1)  Borrow money
in excess of 10%
of the value
(taken at the
lower of cost or
current value) of
its total assets
(not
including the
amount borrowed)
at the time the
borrowing is made,
and then only from
banks as a
temporary measure
to facilitate the
meeting of
redemption
requests (not for
leverage) which
might otherwise
require the
untimely
disposition of
portfolio
investments or for
extraordinary or
emergency
purposes.  Such
borrowings will be
repaid before any
additional
investments are
purchased.

(2)  Underwrite
securities issued
by other persons
except to the
extent that, in
connection with
the disposition of
its portfolio
investments, it
may be deemed to
be an underwriter
under certain
federal securities
laws.

(3)  Purchase or sell
real estate, although
it may purchase
securities of issuers
which deal in real
estate, securities
which are secured by
interests in real
estate, and securities
which represent
interests in real
estate, and it may
acquire and dispose of
real estate or
interests in real
estate acquired
through the exercise
of its rights as a
holder of debt
obligations secured by
real estate or
interests therein.

(4)  Purchase or sell
commodities or
commodity contracts,
except that the fund
may purchase and sell
financial futures
contracts and options.

(5)  Make loans,
except by purchase of
debt obligations in
which the fund may
invest consistent with
its investment
policies, by entering
into repurchase
agreements with
respect to not more
than 25% of its total
assets (taken at
current value) or
through
the lending of its
portfolio securities
with respect to not
more than 25% of its
total
assets (taken at
current value).

(6)  With respect
to 75% of its total
assets, invest in
securities of any
issuer if,
immediately after
such investment,
more than 5% of the
total assets of the
fund (taken at
current value)
would be invested
in the securities
of such issuer;
provided that this
limitation does not
apply to
obligations issued
or guaranteed as to
interest or
principal by the
U.S. government or
its political
subdivisions.
(7)  With respect
to 75% of
its total assets,
acquire more than
10% of the voting
securities of any
issuer. (8)
Purchase securities
(other than
securities of the
U.S. government,
its agencies or
instrumentalities)
if, as a result of
such purchase, more
than 25% of the
fund's total assets
would be invested
in any one
industry. (9)
Issue any class of
securities which is
senior to
the fund's shares
of beneficial
interest.
Although certain of
the    fund's
fundamental
investment
restrictions permit
it to borrow money
to a limited
extent,
the    fund
does     not
currently intend to
do so and did not
do so last year.

The Investment
Company Act of 1940
provides that a
"vote of a majority
of the outstanding
voting securities"
of the fund means
the affirmative
vote of the lesser
of (1) more than
50% of the
outstanding fund
shares, or (2) 67%
or more of the
shares present at a
meeting if more
than 50% of the
outstanding fund
shares are
represented at the
meeting in person
or by proxy.

IT IS CONTRARY TO
   THE     FUND'S
PRESENT POLICY,
WHICH MAY BE
CHANGED WITHOUT
SHAREHOLDER
APPROVAL, TO:

Invest in (a)
securities which
are not readily
marketable, (b)
securities
restricted as to
resale (excluding
securities
determined by the
Trustees of the
   relevant
Trust (or
the person
designated by the
Trustees of the
   relevant
Trust to make such
determinations) to
be readily
marketable), and
(c) repurchase
agreements maturing
in
more than seven days, if, as
a result, more than 15% of
the fund's net assets (taken
at current value) would be
invested in securities
described in (a), (b) and
(c) above.

            ----------------
-----   -----------
All percentage limitations
on investments
(other than pursuant to the
nonfundamental restriction)
will
apply at the time of
the making of an
investment and shall
not be considered
violated unless an
excess or deficiency
occurs or exists
immediately after and
as a result of such
investment.


   -----------------

CHARGES AND EXPENSES
   MANAGEMENT FEES
Under a Management
Contract dated,
December 2, 1994, as
revised July 14,
1995,
December 1,1995,
March 6, 1998 and
July 10, 1998,
Putnam Balanced
Fund pays     a
quarterly fee to
Putnam Management
based on the
average net assets
of    the
fund, as
determined at the
close of each
business day
during the
quarter, at the
   annual rate of
0.65%     of the
first $500
million        of
the fund's average
net assets       ,  0.55% of the
next $500 million, 0.50% of
the next $500
million, 0.45% of
the next $5
billion, 0.425% of
the next $5
billion, 0.405% of
the next $5
billion, 0.39% of
the next $5
billion, and 0.38%
   of any excess
thereafter.

REFLECTING A
REDUCTION IN THE
FOLLOWING AMOUNT
PURSUANT     TO AN
                                   FISCAL MANAGEMENT
   EXPENSE
                YEAR
FEE PAID
   LIMITATION
                   1998
$19,827
$32,066
               1997  $16,009
$27,552
               1996
$13,557
               $29,606

EXPENSE LIMITATION.
In
order to limit expenses, Putnam
Management has
agreed to limit its
compensation
(and        to the
extent necessary,
bear other
expenses) through
December 31,
   1999, for the
fund to the extent
that the expenses
of the     fund
(exclusive of
brokerage,
interest, taxes,
deferred
organizational and
extraordinary
   expenses     and
payments under the
fund's distribution
plans) would exceed
   0.70%    ,
expressed as a
percentage of each
fund's average net
assets       .  For
the purpose of
determining any
such limitation on
Putnam Management's
compensation,
expenses of the
   fund     do not
reflect the
application of
commissions or cash
management credits
that may reduce
        fund
expenses.  With
Trustee approval,
   these
expense
   limitations
may be terminated
earlier, in which
event shareholders
would be notified
and this prospectus
would be revised.

BROKERAGE
COMMISSIONS

The following table
shows brokerage
commissions paid during the fiscal
periods indicated:
                      FISCAL
BROKERAGE
                             YEAR
COMMISSIONS

Putnam Balanced Fund
   1998
                               $2,
                               605
                               </R
                               >
                               199
                               7
                               $2,
                               788



1996
          $3,290
The following table shows
transactions placed with brokers
and dealers during the most recent
fiscal    year     to recognize
research, statistical and
quotation services received by
Putnam Management  and its
affiliates:


               DOLLAR         VALUE
               PERCENT O        F OF
               THESE TOTAL
               AMOUNT OF
TRANSACTIONS     TRANSACTIONS
COMMISSIONS

Putnam Balanced
         Fund
   $1,953,986
63.32%                                $1,812
ADMINISTRATIVE EXPENSE REIMBURSEMENT
The    fund     reimbursed Putnam
Management
for administrative services during
fiscal    1998,     including
        compensation
of certain fund officers and
contributions to the Putnam
Investments, Inc. Profit Sharing
Retirement Plan for their
benefit, as follows:

                                     PORTION OF TOTAL
                                    REIMBURSE MENT FOR
                  TOTAL
COMPENSATION         AND
          REIMBURSEMENT
   CONTRIBUTIONS

Putnam Balanced
         Fund       $40
   $34

TRUSTEE RESPONSIBILITIES AND FEES

The Trustees are responsible for
generally overseeing the conduct
of fund
business. Subject to
such policies as the
Trustees may
determine, Putnam
Management furnishes
a continuing
investment program
for the fund and
makes investment
decisions on its
behalf.  Subject to
the control of the
Trustees, Putnam
Management also
manages the
fund    '   s other
affairs and
business.

Each Trustee receives
a fee for his or her
services.  Each
Trustee also receives
fees
for serving as
Trustee of other
Putnam funds. The
Trustees periodically
review their fees to
assure that such fees
continue to be
appropriate in light
of their
responsibilities as
well as in relation
to fees paid to
trustees of other
mutual fund
complexes. The
Trustees meet monthly
over a two-day
period, except in
August. The
Compensation
Committee, which
consists solely of
Trustees not
affiliated with
Putnam Management and
is responsible for
recommending Trustee
compensation,
estimates that
Committee and Trustee
meeting time together
with the appropriate
preparation requires
the equivalent of at
least three business
days per Trustee
meeting.  The
following table shows
the year each Trustee
was first elected a
Trustee of the Putnam
funds, the fees paid
to each Trustee by
   the     fund for
fiscal    1998
and    the     fees
paid to each Trustee
by all of the Putnam
funds during calendar
   year 1998:

COMPENSATION TABLE    - PUTNAM BALANCED
FUND

Pension or Estimated      Tot        al
                              Aggregate
retirementannual
benefitscompens        ation
                           compensation
benefits accruedfrom all                            from all
                               from the
as
part of Putnam
funds             Putnam
Trustees/Year                   fund(1)
fund
expensesupon
retirement(2)      funds(3)

   Jameson A. Baxter/1994(4)       $151
$29
$                  $
Hans H. Estin/1972                  122
57
John A. Hill/1985(4)                120                 21
Ronald J. Jackson/1996(4)           143                 15
Paul L. Joskow/1997(4)              101              2
Elizabeth T. Kennan/1992            143             30
Lawrence J. Lasser/1992             117             23
John H. Mullin,    III/1997(4)      101              3
Robert E. Patterson/1984            121             17
Donald S. Perkins/1982              122             61
William F.    Pounds/1971(5)        122             63
George Putnam/1957                  118             66
George Putnam, III/1984             121             11
A.J.C. Smith/1986                   117             38
W. THOMAS    STEPHENS/1997(4)       1223
W. NICHOLAS THORNDIKE/1992
   12244

(1)    Includes an annual retainer and an
attendance
fee for each
meeting
       attended       .
(2)    Assumes that each Trustee retires
at the normal
retirement
date.  Estimated
       benefits for each Trustee are based
on Trustee fee rates in effect during
       calendar    1998    .
(3)    As of December 31,    1998,
there were    [
]
funds in the Putnam
       family.
(4)    Includes compensation deferred
pursuant to
a Trustee
Compensation Deferral
       Plan
   (5)    Includes additional
compensation for service as Vice
Chairman of the Putnam
       funds.

Under a
Retirement Plan
for Trustees of
the Putnam funds
(the "Plan"),
each Trustee who
retires with at
least five years
of service as a
Trustee of the
funds is
entitled to
receive an
annual
retirement
benefit equal to
one-half of the
average annual
compensation
paid to such
Trustee for the
last three years
of service prior
to retirement.
This retirement
benefit is
payable during a
Trustee's
lifetime,
beginning the
year following
retirement, for
a number of
years equal to
such Trustee's
years of
service.  A
death benefit
   ,     also
available under
the Plan
   ,     assures
that the Trustee
and his or her
beneficiaries
will receive
benefit payments
for the lesser
of an aggregate
period of (i)
ten years or
(ii) such
Trustee's total
years of
service.

The Plan
Administrator (a
committee
comprised of
Trustees that
are not
"interested
persons" of the
fund, as defined
in the
Investment
Company Act of
1940) may
terminate or
amend the Plan
at any time, but
no termination
or amendment
will result in a
reduction in the
amount of
benefits (i)
currently being
paid to a
Trustee at the
time of such
termination or
amendment, or
(ii) to which a
current Trustee
would have been
entitled had he
or she retired
immediately
prior to such
termination or
amendment.

For additional
information
concerning
   the
Trustees, see
"Management" in
Part II of this
SAI.

SHARE OWNERSHIP

   As of the
date of this
SAI, Putnam
Investments,
Inc. owned of
record
beneficially
94.50%
of the shares of
the fund   .
Putnam
Investments,
Inc.    is
incorporated in
Massachusetts,
and its parent
corporation,
Marsh & McLennan
Companies, Inc.,
is incorporated
in Delaware. The
address of
Putnam
Investments,
Inc.    is
One Post Office
Square, Boston,
   MA 02109.

At October 31,
1998, the
officers and
Trustees of the
fund as a group
owned less than
1% of the
outstanding
shares of the
fund, and, to
the knowledge of
the fund, no
person owned of
record or
beneficially 5%
or more of any
class of shares
of the fund.

DISTRIBUTION
FEES

During fiscal
1998, Putnam
Mutual Funds
received no
distribution
payments with
respect to
Putnam Balanced
Fund.

SALES CHARGES
AND CONTINGENT
DEFERRED SALES
CHARGES

   During fiscal
1998,     Putnam
Mutual Funds
received no
sales charges
   with respect
to Putnam
Balanced
Fund    .

INVESTOR
SERVICING AND
CUSTODY FEES AND
EXPENSES

During the
   1998
fiscal year,
   the     fund
incurred
   $6,060 in
fees and out-of-
pocket expenses
for investor
servicing and
custody services
provided by
Putnam Fiduciary
Trust
Company   .



INVESTMENT
PERFORMANCE

STANDARD
PERFORMANCE
MEASURES
   (for
periods
ended September
30,    1998)

AVERAGE ANNUAL
TOTAL    RETURN
1 year
5.70% Life of
fund
18.42%

YIELD
30-day yield
2.09% Tax -
equivalent yield
3.46%

Returns
reflect     the
deduction of the
   current
maximum
   initial
sales charge of
5.75%   .

See "Standard
   Performance</
R> measures" in
Part II of this
SAI for
information on
how performance
is calculated.

ADDITIONAL
OFFICERS

In addition to
the persons
listed as fund
officers in Part
II of this SAI,
each of the
following
persons is also
a Vice President
of

   the
fund and certain
of the other
Putnam funds,
the total number
of which is
noted
parenthetically.
Officers of
Putnam
Management hold
the same offices
in Putnam
Management's
parent company,
Putnam
Investments,
Inc.

   OFFICER NAME
(AGE) (NUMBER OF
FUNDS)

JAMES S. PRUSKO
(32) (6
FUNDS).
Senior Vice
President of
Putnam
Management.

   MANUEL WEISS
(50) (5
FUNDS).
Senior Vice
President of
Putnam
Management.

INDEPENDENT
ACCOUNTANTS AND
FINANCIAL
STATEMENTS

   Pricewaterhou
seCoopers</R
> LLP, 160
Federal Street,
Boston,


   Massachusetts
     02110    ,
are     the
   fund's
independent
   accountants</
R>, providing
audit services,
tax return
review and other
tax consulting
services and
assistance and
consultation in
connection with
the review of
various
Securities and
Exchange
Commission
filings.  The
Report of
Independent
Accountants,
financial
highlights and
financial
statements
included in
Putnam


   Balanced
Fund's Annual
Report for the
fiscal
   year
ended
   September 30,
1998    , filed
electronically
on November
   22, 1998
(File No.
8117237), are
incorporated by
reference into
this SAI.  The
financial
highlights
included in the
prospectus and
incorporated by
reference into
this SAI and the
financial
statements
incorporated by
reference into
the prospectus
and this SAI
have been so
included and
incorporated in
reliance upon
the report of
the independent
accountants,
given on their
authority as
experts in
auditing and
accounting.

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES..                                          II    -   24

MANAGEMENT                                       II    -   28

DETERMINATION OF NET ASSET VALUE                 II    -   35

HOW TO BUY SHARES                                II    -   37

DISTRIBUTION PLANS                               II    -   47

INVESTOR SERVICES                                II    -   48

SIGNATURE GUARANTEES                             II    -   52

SUSPENSION OF REDEMPTIONS                        II    -   52

SHAREHOLDER LIABILITY                            II    -   53

STANDARD PERFORMANCE MEASURES                    II    -   53

COMPARISON OF PORTFOLIO PERFORMANCE              II    -   54

SECURITIES RATINGS                               II    -   58

DEFINITIONS                                      II    -   62


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below.
Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment
restrictions explained in a fund's prospectus   or     part I of
this SAI   ,     or    by     applicable law, the fund may engage
in each of the practices described below. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICESMISCELLANEOUS
INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.


PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

   TAX-EXEMPT SECURITIES

GENERAL DESCRIPTION.As used in this SAI, the term "Tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal
income tax and the appropriate state    '   s personal income
tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short    -   term Tax-exempt securities are generally issued by
state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

PARTICIPATION INTERESTS (MONEY MARKET FUNDS ONLY).The Money Market Fund may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The Money Market Fund may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

STAND    -   BY COMMITMENTS.When the fund purchases Tax-exempt
securities, it has the authority to acquire stand    -   by
commitments from banks and broker    -   dealers with respect to
those Tax-exempt securities.  A stand    -   by commitment may be
considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during
the time a stand    -   by commitment is exercisable, absent
unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third
party at any time.  The fund expects that stand    -   by
commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to
assign any value to stand    -   by commitments.

YIELDS.The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.


   "MORAL OBLIGATION" BONDS.The fund does not  currently intend
to invest in so    -   called "moral obligation" bonds, where
repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

MUNICIPAL LEASES.The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations
of the municipality for which the municipality    '   s taxing
power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease,
the fund    '   s ability to recover under the lease in the event
of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

ADDITIONAL RISKS.Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the
types and amounts of tax    -   exempt bonds issuable for certain
purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further
proposals limiting the issuance of tax    -   exempt bonds may
well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution.

CONVERTIBLE SECURITIES

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements, amounting to not more than 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.


DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this
SAI.    The fund    '   s use of derivatives may cause the fund
to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXESTAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.
   Distributions of     net capital gains (that is, the excess of
net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any
gain    or loss     realized upon a taxable disposition of shares
will be treated as    long-term capital gain or loss     if the
shares have been held for more than 12 months        .  Otherwise
the gain    or loss     on the sale, exchange or redemption of
fund shares will be treated as short-term capital gain   or
loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENTMANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (72), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL (56), Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER (55), Trustee. President, Baxter Associates, Inc. (a management and financial consulting firm). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (70), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON (54), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

*PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN (60), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER (55), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (53), Trustee.  President and Trustee of
Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*GEORGE PUTNAM III (47), Trustee. President, New Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS (56), Trustee.  President and Chief Executive
Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE (65), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (60), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (51), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (56), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (51), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35),    Vice President.     Managing Director
of Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

IAN C. FERGUSON (41), Vice President. Senior Managing Director of Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI (59), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (63), Senior Vice President and Treasurer.

BEVERLY MARCUS (54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual Funds, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam's son, is also an "interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The balance of the Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and, prior to September, 1998, he was a consultant to National Economic Research Associates. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUEDETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARESHOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

   (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

   (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge)
   (not offered by tax-exempt funds);

   (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

   (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

   (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

   (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other
   Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

   (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----



For Income Funds only (except for Putnam Intermediate U.S.
Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
---
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
---



For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANSDISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICESINVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.


YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEESSIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONSSUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.


SHAREHOLDER LIABILITYSHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURESSTANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCECOMPARISON OF PORTFOLIO
PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
      investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.


SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONSDEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.





   Prospectus
JANUARY 30, 1999


PUTNAM GLOBAL
GROWTH

AND INCOME FUND

CLASS A, B AND M
SHARES
INVESTMENT
CATEGORY: GROWTH
AND INCOME This
prospectus
explains what
you should know
about this
mutual fund
before you
invest.  Please
read it
carefully.
Putnam
Investment
Management, Inc.
(Putnam
Management),
which has
managed mutual
funds
since 1937,
manages the
fund.
These securities
have not been
approved or
disapproved by
the Securities
and Exchange
Commission nor
has the
Commission
passed upon the
accuracy or
adequacy of this
prospectus. Any
statement to the
contrary is a
crime.
 CONTENTS
 2FUND SUMMARY
 2GOAL
 2MAIN
INVESTMENT
STRATEGIES
 2MAIN RISKS
  3PERFORMANCE
   INFORMATION
 4FEES AND
EXPENSES
 5WHAT ARE THE
    FUND'S
  MAIN
  INVESTMENT
  STRATEGIES
  AND RELATED
  RISKS?
 8WHO MANAGES
THE FUND? 9HOW
DOES THE FUND
PRICE
       ITS
       SHARES?
 9HOW DO I BUY
FUND SHARES?
  12HOW DO I
   SELL FUND
SHARES?
  14HOW DO I
 EXCHANGE FUND
SHARES?
    15FUND
 DISTRIBUTIONS
      AND
TAXES
  16FINANCIAL
  HIGHLIGHTS


       s
BOSTON  LONDON
     TOKYO

FUND SUMMARY
GOAL
The fund seeks
capital
growth.
Current income
is a
secondary
objective.
MAIN INVESTMENT
STRATEGIES -
VALUE STOCKS
Under normal
market
conditions, the
fund generally
diversifies its
investments among
a number of
different
countries by
investing at
least 65% of its
total assets in
at least three
countries, one of
which may be the
United States.
The fund invests
mainly in value
stocks, which are
those that Putnam
Management
believes are
currently
undervalued
compared to their
true worth. If
Putnam Management
is correct and
other
investors
recognize this
discount, the
price of the
stock may rise.
The fund invests
mainly in medium
and large-sized
companies,
although it can
invest in
companies of any
size. Although
the fund
emphasizes
investments in
developed
countries, it may
also invest in
companies located
in emerging
markets. MAIN
RISKS
The main risks
that could
adversely affect
the value of this
fund's shares and
the total return
on your
investment
include
The risks of
investing outside
the United
States, such as
currency
fluctuations,
economic or
financial
instability, or
unfavorable
political or
legal
developments in
foreign markets.
These risks are
increased when
investing in
developing or
emerging markets.
The risk that the
stock price of
one or more of
the companies in
the fund's
portfolio will
fall, or will
fail to
appreciate as
anticipated by
Putnam
Management.  Many
factors can
adversely affect
a stock's
performance.
This risk is
generally greater
for small and
medium-sized
companies, which
tend to be more
vulnerable to
adverse
developments. The
risk that
movements in the
securities
markets will
adversely affect
the price of the
fund's
investments,
regardless of how
well the
companies in
which the fund
invests perform.
You can lose
money by
investing in the
fund. The fund
may not achieve
its goals, and is
not intended
as a complete
investment
program. An
investment in
the fund is NOT
a deposit of a
bank and is not
insured or
guaranteed by
the Federal
Deposit
Insurance
Corporation or
any other
government
agency.

PERFORMANCE
INFORMATION
The following
information
provides some
indication of
the fund's
risks.  The
chart shows year-
to-year changes
in the
performance of
one of the
fund's classes
of shares, class
A shares.  The
table following
the chart
compares the
fund's
performance to
that of a broad
measure of
market
performance.  Of
course, the
fund's past
performance is
not an
indication of
future
performance.
CALENDAR YEAR
TOTAL RETURNS
FOR CLASS A
SHARES
Plot points
1995
%
1996
%
1997
%
1998
%
Performance
figures in the
bar chart do not
reflect the
impact of sales
charges. If they
did, performance
would be less
than that shown.
Year-to-date
performance
through 12/31/98
was     %.
During the
periods shown in
the bar chart,
the highest
return for a
quarter was
% (quarter
ending
) and the lowest
return for a
quarter was          %
(quarter ending       ).
AVERAGE ANNUAL
TOTAL RETURNS
(for periods
ending 12/31/98)
         PAST        SINCE
     1 YEAR
INCEPTION*
                     (DATES VARY)
CLASS A  %           %
CLASS B  %           %
CLASS M  %           %
MSCI
WORLD
INDEX
%
%

*Inception
dates:  class A
1/3/95 (also
used for MSCI
World Index);
class B 11/3/97;
class M -
11/3/97

Unlike the bar
chart, this
performance
information
reflects the
impact of sales
charges.  Class
A and class M
share
performance
reflects the
current maximum
initial sales
charges; class B
performance
reflects the
maximum
applicable
deferred sales
charge if shares
had been
redeemed on
12/31/98. The
fund's
performance
benefited from
Putnam
Management's
agreement to
limit the fund's
expenses. The
fund's
performance is
compared to the
MSCI World
Index, an
unmanaged list
of global equity
securities with
all values
expressed in
U.S. dollars.
FEES AND
EXPENSES
This table
summarizes the
fees and
expenses you may
pay if you
invest in the
fund.  Expenses
are based on the
fund's last
fiscal year.
SHAREHOLDER FEES    (fees
paid directly
from your
investment)
CLASS A
CLASS B
CLASS M
Maximum Sales
Charge
(Load) Imposed
on Purchases
(as a
percentage of
the offering
price)5.75%NON
E*3.50%*

Maximum
Deferred Sales
Charge (Load)
     (as a
 percentage of
      the
original
 purchase
price or
redemption
 proceeds,
whichever is
lower)  NONE**
5.00%
NONE
ANNUAL FUND OPERATING EXPENSES
***(expenses that are deducted
from fund assets)
             TOTAL

ANNUAL FUND
  MANAGEMENT     DISTRIBUTION
             OTHER
OPERATING    EXPENSE NET
FEES   (12B-1) FEES EXPENSES
EXPENSES REIMBURSEMENT EXPENSES

CLASS A       0.80%  0.25%
1.07% 2.12% 0.42% 1.70%
CLASS B0.80%  1.00%  1.07%
2.87%    0.42% 2.45%
CLASS M0.80%  0.75%  1.07%
2.62%    0.42% 2.20%


*The higher 12b-1 fees borne by
class B
  and class M shares may
  cause their
   long-term
 shareholders
      to
pay more
than the total
     sales
charges paid
by
 owners of
class A
shares. **
A deferred
sales charge
of up to
   1% may be
  imposed on
certain
 redemptions of
class A shares
bought
 without an
initial sales
charge.
***Reflects
Putnam
Management's
contractual
obligation to
limit fund
expenses.

EXAMPLE
This example
translates the
"total annual
fund operating
expenses" shown
in the preceding
table into
dollar amounts.
By doing this,
you can easily
compare the cost
of investing in
the fund to the
cost of
investing in
other mutual
funds. The
example makes
certain
assumptions. It
assumes that you
invest $10,000
in the fund for
the time periods
shown and then,
except as shown
for class B,
redeem all your
shares at the
end of those
periods. It also
assumes a 5%
return on your
investment each
year and that
the fund's
operating
expenses remain
the same. The
example is
hypothetical;
your actual
costs and
returns may be
higher or lower.

             1 YEAR  3
YEARS  5 YEARS   10
YEARS CLASS A $738
$1,080   $1,445
$2,468
CLASS B      $748
$1,064
$1,506   $2,601*
CLASS B       $248
$764
$1,306   $2,601*
(no redemption)
CLASS M      $565
$1,014
$1,488   $2,795

*   Reflects the
conversion of class B
shares to class A
shares, which pay lower
12b-1 fees.
Conversion
occurs no more
than eight
years after
purchase.

What are the
fund's main
investment
strategies and
related risks?
Any investment
carries with it
some level of
risk that
generally
reflects its
potential for
reward. The
fund pursues
its goals of
capital growth
and current
income by
investing
mainly
in value stocks
issued by
companies
worldwide.
Putnam Management
will consider,
among other
things, a
company's
financial
strength,
competitive
position in its
industry and
projected future
earnings and
dividends when
deciding whether
to buy or sell
investments.  A
description of
the risks
associated with
the fund's main
investment
strategies
follows.
*COMMON STOCKS.
Common stock
represents an
ownership
interest in a
company. The
value of a
company's stock
may fall as a
result of factors
relating directly
to that company,
such as decisions
made by its
management or
lower demand for
the company's
products or
services.
Similarly, a
stock's value may
fall because of
factors affecting
not just the
company, but
companies in a
number of
different
industries, such
as increases in
production costs.
The value of a
company's stock
may also be
affected by
changes in
financial market
conditions that
are relatively
unrelated to the
company or its
industry, such as
changes in
interest rates or
currency exchange
rates. In
addition, a
company's stock
generally pays
dividends only
after the company
makes required
payments to
holders of its
bonds and other
debt. For this
reason, the value
of the stock will
usually react
more strongly
than the bonds
and other debt to
actual or
perceived changes
in the company's
financial
condition or
prospects. *VALUE
STOCKS. The fund
may also invest
in companies that
are not expected
to experience
significant
earnings growth,
but whose stock
Putnam Management
believes is
undervalued
compared to its
true worth. These
companies may
have experienced
adverse business
developments or
may be subject to
special risks
that have caused
their stocks to
be out of favor.
If Putnam
Management's
assessment of a
company's
prospects is
wrong, or if
other investors
do not eventually
recognize the
value of the
company, then the
price of the
company's stock
may fall or may
not approach the
value that Putnam
Management has
placed on it.
*FOREIGN
INVESTMENTS. The
fund may invest
without limit in
securities of
foreign issuers.
Foreign
investments
involve certain
special risks,
including
*Unfavorable
changes in
currency exchange
rates: Foreign
investments are
normally issued
and traded in
foreign
currencies. As a
result, their
values may be
affected by
changes in the
exchange rates
between
particular
foreign
currencies and
the U.S. dollar.
*Political and
economic
developments:
Foreign
investments may
be subject to the
risks of seizure
by a foreign
government,
imposition of
restrictions on
the exchange or
transport of
foreign currency,
and tax
increases.
*Unreliable or
untimely
information:
There may be less
information
publicly
available about a
foreign company
than about most
U.S. companies,
and foreign
companies are
usually not
subject to
accounting,
auditing and
financial
reporting
standards and
practices
comparable to
those in the
United States.
*Limited legal
recourse: Legal
remedies for
investors such as
the fund may be
more limited than
those available
in the United
States.
*Limited markets:
Certain foreign
investments may
be less liquid
(harder to buy
and sell) and
more volatile
than domestic
investments,
which means the
fund may at times
be unable to sell
these less liquid
foreign
investments at
desirable prices.
For the same
reason, the fund
may at times find
it difficult
to value its
foreign
investments.
*Trading
practices:
Brokerage
commissions and
other fees are
generally higher
for foreign
investments than
for domestic
investments. The
procedures and
rules
for settling
foreign
transactions may
also involve
delays in
payment, delivery
or recovery of
money or
investments.
Special U.S. tax
considerations
may apply to the
fund's foreign
investments.
*Lower yield:
Common stocks of
foreign companies
have historically
offered lower
dividends than
comparable U.S.
companies.
Foreign
withholding taxes
may further
reduce the amount
of income
available to
distribute to
shareholders of
the fund. The
fund's yield is
therefore
expected to be
lower than yields
of most funds
that invest
mainly in common
stocks of U.S.
companies.
Certain of these
risks may also
apply to some
extent to U.S.-
traded
investments that
are denominated
in foreign
currencies,
investments in
U.S. companies
that are traded
in foreign
markets, or to
investments in
U.S. companies
that have
significant
foreign
operations.
Special U.S. tax
considerations
may apply to the
fund's foreign
investments.
The risks of
foreign
investments are
typically
increased in less
developed and
developing
countries, which
are sometimes
referred to as
emerging markets.
For example,
political and
economic
structures in
these countries
may be young and
developing
rapidly, which
can cause
instability.
These countries
are also more
likely to
experience high
levels of
inflation,
deflation or
currency
devaluation,
which could hurt
their economies
and securities
markets. For
these and other
reasons,
investments in
emerging
markets are often
considered
speculative.
*DERIVATIVES. The
fund may engage
in a variety of
transactions
using
"derivatives,"
such as futures,
options,
warrants,
forwards and swap
contracts.
Derivatives are
financial
instruments whose
value depends
upon, or is
derived from, the
value of
something else,
such as one or
more underlying
investments,
indexes or
currencies.
Derivatives may
be traded on
organized
exchanges, or in
individually
negotiated
transactions with
other parties
(These are known
as "over the
counter").  The
fund may use
derivatives both
for hedging and
non hedging
purposes.

Derivatives
involve special
risks and costs
and may result in
losses to the
fund.  The
successful use of
derivatives
requires
sophisticated
management and
the fund will
depend on Putnam
Management's
ability to
analyze and
manage
derivatives
transactions. The
prices of
derivatives may
move in
unexpected ways,
especially in
abnormal market
conditions.  Some
derivatives are
"leveraged" and
therefore may
magnify or
otherwise
increase
investment losses
to the fund.  The
fund's use of
derivatives may
also increase the
amount of taxes
payable to
shareholders.

Other risks arise
from the
potential
inability to
terminate or sell
derivatives
positions.  A
liquid secondary
market may not
always exist for
the fund's
derivatives
positions at any
time.  In fact,
many over-
thecounter
instruments
will not be
liquid. Over-the
counter
instruments also
involve the risk
that the other
party will not
meet
its obligations
to the fund.

*SMALLER
COMPANIES. The
fund may invest
in small and
medium-sized
companies.
These companies
are more likely
than larger
companies to
have limited
product lines,
markets or
financial
resources, or to
depend on a
small,
inexperienced
management
group. Stocks of
these companies
may trade less
frequently and
in limited
volume, and
their prices may
fluctuate more
than stocks of
other companies.
Stocks of these
companies may
therefore be
more vulnerable
to adverse
developments
than those of
larger
companies.
*FREQUENT
TRADING. The
fund may buy and
sell investments
relatively
often, which
involves higher
brokerage
commissions and
other expenses,
and may increase
the amount of
taxes payable to
shareholders.
*OTHER
INVESTMENTS. In
addition to the
main investment
strategies
described above,
the fund may
also make other
types of
investments,
such as
investments in
preferred
stocks,
convertible
securities or
fixed income
securities, and,
therefore, may
be subject to
other risks, as
described in the
fund's statement
of additional
information
(SAI).
*ALTERNATIVE
STRATEGIES. At
times Putnam
Management may
judge that
market
conditions make
pursuing the
fund's
investment
strategies
inconsistent
with the best
interests of its
shareholders.
Putnam
Management then
may temporarily
use alternative
strategies that
are mainly
designed to
limit the fund's
losses,
including
investing solely
in the United
States. Although
Putnam
Management has
the flexibility
to use these
strategies, it
may choose not
to for a variety
of reasons, even
in very volatile
market
conditions.
These
strategies may
cause the fund
to miss out on
investment
opportunities,
and may prevent
the fund from
achieving its
goal. *CHANGES
IN POLICIES. The
fund's Trustees
may change the
fund's goals,
investment
strategies and
other policies
without
shareholder
approval, except
as otherwise
indicated.
Who manages the
fund?
The fund's
Trustees oversee
the general
conduct of the
fund's business.
The Trustees
have retained
Putnam
Management to be
the fund's
investment
manager,
responsible for
making
investment
decisions for
the fund and
managing the
fund's other
affairs and
business. The
fund pays Putnam
Management a
quarterly
management fee
for these
services based
on the fund's
average net
assets. The fund
paid Putnam
Management a
management fee
of 0.38% (after
expense
limitation) of
average net
assets for the
fund's last
fiscal year.
Putnam
Management's
address is One
Post Office
Square, Boston,
MA 02109.
The following
officers of
Putnam
Management have
had primary
responsibility
for the day-to-
day management
of the fund's
portfolio since
the years shown
below. Their
recent
professional
experience is
also shown.
MANAGER
SINCE
                 EXPERIENCE
Deborah F.
Kuenstner
1997Employed as
an investment
Senior Vice
President
professional* by
Putnam
Management since
1997.
Prior to
March, 1997,
Ms.
                 Kuenstner was the
Senior
                 Portfolio Manager at
Dupont
                 Pension Fund
Investment.

Hugh H. Mullin   1995
Employed as an
investment
Senior Vice
President
professional*
by Putnam
Management
since 1986.

George W.
Stairs 1997
Employed as an
investment
Senior Vice
President
professiona
l* by
Putnam
Management
since 1994.
Prior to
July, 1994,
Mr. Stairs
                 was an Associate at
ValueQuest
           L
           t
           d
           .

*Investment
professional
means that the
manager was
either a
portfolio manager
or analyst

*YEAR 2000
ISSUES. The fund
could be
adversely
affected if the
computer systems
used by Putnam
Management and
the fund's other
service providers
do not properly
process and
calculate date
related
information
relating to the
end of this
century and the
beginning of the
next. While year
2000related
computer problems
could have a
negative effect
on the fund, both
in its operations
and in its
investments,
Putnam Management
is working to
avoid such
problems and to
obtain assurances
from service
providers that
they are taking
similar steps.
No assurances,
though, can be
provided that the
fund will not be
adversely
impacted by these
matters.

How does the fund
price its shares?
The price of the
fund's shares is
based on its net
asset value
(NAV).  The NAV
per share of each
class equals the
total value of
its assets, less
its liabilities,
divided by the
number of its
outstanding
shares. Shares
are only valued
as of the close
of regular
trading on the
New York Stock
Exchange each day
the exchange is
open.
The fund values
its investments
for which market
quotations are
readily available
at market value.
It values short-
term investments
that will mature
within 60 days at
amortized cost,
which
approximates
market value. It
values all other
investments and
assets at their
fair value.
The fund
translates prices
for its
investments
quoted in foreign
currencies into
U.S. dollars at
current exchange
rates. As a
result, changes
in the value of
those currencies
in relation to
the U.S. dollar
may affect the
fund's NAV.
Because foreign
markets may be
open at different
times than the
New York Stock
Exchange, the
value of the
fund's shares may
change on days
when shareholders
are not able to
buy or sell them.
If events
materially
affecting the
values of the
fund's foreign
investments occur
between the close
of foreign
markets and the
close of regular
trading on the
New York Stock
Exchange, these
investments will
be valued at
their fair value.
How do I buy fund
shares? You can
open a fund
account with as
little as $500
and make
additional
investments at
any time with as
little as $50.
The fund sells
its shares at the
offering price,
which is the NAV
plus any
applicable sales
charge. Your
financial advisor
or Putnam
Investor
Services
generally must
receive your
completed buy
order before the
close of regular
trading on the
exchange for your
shares to be
bought at that
day's offering
price.
You can buy
shares
*THROUGH A
FINANCIAL ADVISOR
Your advisor will
be responsible
for furnishing
all necessary
documents to
Putnam Investor
Services, and may
charge you for
his or her
services.
*THROUGH
SYSTEMATIC
INVESTING You can
make regular
investments of
$25 or more per
month through
automatic
deductions from
your bank
checking or
savings account.
Application forms
are available
through your
advisor or Putnam
Investor Services
at 1-800-225-
1581. You may
also complete an
order form and
write a check for
the amount you
wish to invest,
payable to the
fund. Return the
check and
completed form to
Putnam Mutual
Funds.
The fund may
periodically
close to new
purchases of
shares or refuse
any order to buy
shares if the
fund determines
that doing so
would be in the
best interests of
the fund and its
shareholders.
WHICH CLASS OF
SHARES IS BEST
FOR ME? This
prospectus offers
you a choice of
three classes of
fund shares: A,
B, and M. This
allows you to
choose among
different types
of sales charges
and different
levels of ongoing
operating
expenses, as
illustrated in
the "Fees and
expenses"
section. The
class of shares
that is best for
you depends on a
number of
factors,
including the
amount you plan
to invest and how
long you plan to
hold the shares.
Here is a summary
of the
differences among
the classes of
shares: CLASS A
SHARES
*Initial sales
charge of up to
5.75% *Lower
sales charge for
investments of
$50,000 or more
*No deferred
sales charge
(except on
certain
redemptions of
shares bought
without an
initial sales
charge)
*Lower annual
expenses, and
higher dividends,
than class B or M
shares because of
lower 12b-1 fee

CLASS B SHARES
*No initial sales
charge; your
entire investment
goes to work for
you
*Deferred sales
charge of up to
5% if you sell
shares within 6
years after you
bought them
*Higher annual
expenses, and
lower dividends,
than class A or M
shares because of
higher 12b-1 fee
*Convert
automatically to
class A shares
after 8
years, reducing
the future 12b-
1 fee (may
convert sooner
in some cases)
*Orders for
class B shares
for more than
$250,000 are
treated as
orders for
class A shares
or refused
CLASS M SHARES
*Initial sales
charge of up to
3.50% *Lower
sales charges
for larger
investments of
$50,000 or more
*No deferred
sales charge
*Lower annual
expenses, and
higher
dividends, than
class B shares
because of
lower 12b-1 fee
*Higher annual
expenses, and
lower
dividends, than
class A shares
because of
higher 12b-1
fee
*No conversion
to class A
shares, so
future 12b-1
fee does not
decrease

       <CAPTION
>
INITIAL SALES
CHARGES FOR
CLASS A AND M
SHARES
CLASS A SALES CHARGE
CLASS M SALES CHARGE
AS A PERCENTAGE OF:
    ---------------------
  -------------
          AMOUNT OF
          PURCHASE NET
          AMOUNT
          OFFERING AT
          OFFERING PRICE
          ($)INVESTED
          PRICE*
-------------------------
--------------
Under 50,000 6.10%  5.75%
3.36% 3.50%

50,000 but under
100,000       4.71   4.50
2.56
2.50
100,000 but under
250,000       3.63   3.50
1.52
1.50

250,000 but under
500,000       2.56   3.50
1.01
1.00

500,000 but under
1,000,000     2.04   2.00
NONE
NONE

1,000,000 and above  NONE
NONE
NONE
NONE --------------------
-------------------------
-------------------------
-------------------------
---------*Offering price
includes sales charge.

DEFERRED SALES CHARGES
FOR CLASS B AND
CERTAIN CLASS A SHARES
If you sell (redeem)
class B shares within six
years after you
bought them, you
will generally
pay a deferred
sales charge
according to the
following
schedule.
YEAR AFTER
PURCHASE    1
2    3    4 5
6
7+ --------------
-----------------
-----------------
-----------------
-----------------
-----------------
----CHARGE 5%
4%   3%   3%   2%
1%   0%

A deferred sales
charge of up to
1% may
apply to class A
shares purchased
without an
initial sales
charge, if
redeemed within
two years after
purchase.
Deferred sales
charges will be
based on the
lower of the
shares' cost and
current NAV.
Shares not
subject to any
charge will be
redeemed first,
followed by
shares held
longest. You may
sell shares
acquired by
reinvestment of
distributions
without a charge
at any time. *YOU
MAY BE ELIGIBLE
FOR REDUCTIONS
AND WAIVERS OF
SALES CHARGES.
Sales charges may
be reduced or
waived under
certain
circumstances and
for certain
groups.
Information about
reductions and
waivers of sales
charges is
included in the
SAI. You may
consult your
financial advisor
or Putnam Mutual
Funds for
assistance.
*DISTRIBUTION
(12B-1) PLANS.
The fund has
adopted
distribution
plans to pay for
the marketing of
fund shares and
for services
provided to
shareholders. The
plans provide for
payments at
annual rates
(based on average
net assets) of up
to 0.35% on class
A shares and
1.00% on class B
and class M
shares. The
Trustees
currently limit
payments on class
A and class M
shares
to 0.25% and
0.75% of average
net assets,
respectively.
Because these
fees are paid
out of the
fund's assets on
an ongoing
basis, they will
increase the
cost of your
investment. The
higher fees for
class B and
class M shares
may cost
you more than
paying the
initial sales
charge for class
A shares.
Because class M
shares, unlike
class B shares,
do not convert
to class A
shares, class M
shares may cost
you more over
time than class
B shares.
How do I sell
fund shares? You
can sell your
shares back to
the fund any day
the New York
Stock Exchange
is open, either
through your
financial
advisor or
directly to the
fund. Payment
for redemptions
may be delayed
until the fund
collects the
purchase price
of shares, which
may take up to
15 calendar days
after the
purchase date.

*SELLING SHARES
THROUGH YOUR
FINANCIAL A
DVISOR. Your
advisor must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange for you
to receive that
day's NAV, less
any applicable
deferred sales
charge. Your
advisor will be
responsible for
furnishing all
necessary
documents to
Putnam Investor
Services on a
timely basis and
may charge you
for his or her
services.
*SELLING SHARES
DIRECTLY TO THE
FUND. Pu tnam
Investor
Services must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange in
order to receive
that day's NAV,
less any
applicable sales
charge. BY MAIL.
Send a signed
letter of
instruction to
Putnam Investor
Services. If you
have
certificates for
the shares you
want to sell,
you must include
them along with
completed stock
power forms. BY
TELEPHONE. You
may use Putnam's
Telephone
Redemption
Privilege to
redeem shares
valued at less
than $100,000
unless you have
notified Putnam
Investor
Services of an
address change
within the
preceding 15
days. Unless you
indicate
otherwise on
the account
application,
Putnam Investor
Services will be
authorized to
accept
redemption and
transfer
instructions
received by
telephone.
The Telephone
Redemption
Privilege is not
available if
there are
certificates for
your shares. The
Telephone
Redemption
Privilege may be
modified or
terminated
without notice.
*ADDITIONAL
DOCUMENTS. If
you
*sell shares
with a value of
$100,000 or
more,
*want your
redemption
proceeds sent to
an address other
    than your
address as
 it appears on
Putnam's records,
or *have notified
Putnam of a
change in
 address within
the preceding 15
days, the
signatures of
registered owners
or their legal
representatives
must be
guaranteed by a
bank, broker
dealer or certain
other financial
institution.
Stock power forms
are available
from your
financial
advisor, Putnam
Investor Services
and many
commercial banks.
Putnam Investor
Services usually
requires
additional
documents for
the sale of
shares by a
corporation,
partnership,
agent or
fiduciary, or a
surviving joint
owner. Contact
Putnam Investor
Services for
details.

*WHEN WILL THE
FUND PAY ME? The
fund gen erally
sends you
payment for your
shares the
business day
after your
request is
received. Under
unusual
circumstances,
the fund may
suspend
redemptions, or
postpone payment
for more than
seven days, as
permitted by
federal
securities laws.
*REDEMPTION BY
THE FUND. If you
own fewer shares
than the minimum
set by the
Trustees
(presently 20
shares), the
fund may redeem
your shares
without your
permission and
send you the
proceeds.
The fund may
also redeem
shares if you
own more than a
maximum amount
set by the
Trustees.  There
is presently no
maximum, but the
Trustees could
set a maximum
that would apply
to both present
and future
shareholders.
How do I
exchange fund
shares?
If you want to
switch your
investment from
one Putnam fund
to another, you
can exchange
your fund shares
for shares of
the same class
of another
Putnam fund at
NAV. Not all
Putnam funds
offer all
classes of
shares or are
open to new
investors. If
you exchange
shares subject
to a deferred
sales charge,
the transaction
will not be
subject to the
deferred sales
charge. When you
redeem the
shares acquired
through the
exchange, the
redemption may
be subject to
the deferred
sales charge,
depending upon
when you
originally
purchased the
shares. The
deferred sales
charge will be
computed using
the schedule of
any fund into or
from which you
have exchanged
your shares that
would result in
your paying the
highest deferred
sales charge
applicable to
your class of
shares. For
purposes of
computing the
deferred sales
charge, the
length of time
you have owned
your shares will
be measured from
the date of
original
purchase and
will not be
affected by any
exchange.
To exchange your
shares, complete
an Exchange
Authorization
Form and send it
to Putnam
Investor
Services. The
form is
available from
Putnam Investor
Services. A
Telephone
Exchange
Privilege is
currently
available for
amounts up to
$500,000. The
Telephone
Exchange
Privilege is not
available if the
fund issued
certificates for
your shares. Ask
your financial
advisor or
Putnam Investor
Services for
prospectuses of
other Putnam
funds. Some
Putnam funds are
not
available in all
states. The
exchange
privilege is not
intended as a
vehicle for
short-term
trading.
Excessive
exchange
activity
may interfere
with portfolio
management and
have an adverse
effect on all
shareholders. In
order to limit
excessive
exchange
activity and
otherwise to
promote the best
interests of the
fund, the fund
reserves the
right to revise
or terminate the
exchange
privilege, limit
the amount or
number of
exchanges or
reject any
exchange. The
fund into which
you would like
to exchange may
also reject your
exchange. These
actions may
apply to all
shareholders or
only to those
shareholders
whose exchanges
Putnam
Management
determines are
likely to have a
negative effect
on the fund or
other Putnam
funds. Consult
Putnam Investor
Services before
requesting an
exchange. Fund
distributions
and taxes
The fund
distributes any
net investment
income quarterly
and any net
realized capital
gains at least
once a year. You
may choose to:

*reinvest all
distributions in
additional
shares; *receive
any distributions
from net
investment income
in cash while
reinvesting
capital gains
distributions in
additional
shares; or
*receive all
distributions in
cash.

If you do not
select an option
when you open
your account, all
distributions
will be
reinvested. If
you
do not cash a
distribution
check within a
specified period
or notify Putnam
Investor
Services to
issue a new
check, the
distribution
will be
reinvested in
the fund. You
will not receive
any interest on
uncashed
distribution or
redemption
checks.
Similarly, if
any
correspondence
sent by the fund
or Putnam
Investor
Services is
returned as
"undeliverable,"
fund
distributions
will
automatically be
reinvested in
the fund or in
another Putnam
fund.
For federal
income tax
purposes,
distributions of
investment
income are
taxable as
ordinary income.
Taxes on
distributions of
capital gains
are determined
by how long the
fund owned the
investments that
generated them,
rather than how
long you have
owned your
shares.
Distributions
are taxable to
you even if they
are paid from
income or gains
earned by the
fund before your
investment (and
thus were
included in the
price you paid).
Distributions of
gains from
investments that
the fund owned
for more than
one year will be
taxable as
capital gains.
Distributions of
gains from
investments that
the fund owned
for one year
will be taxable
as ordinary
income.
Distributions
are taxable
whether you
received them in
cash or
reinvested them
in additional
shares. The
fund's
investments in
foreign
securities may
be subject to
foreign
withholding
taxes.  In that
case, the fund's
yield on those
securities would
be decreased.
Shareholders may
be entitled to
claim a credit
or deduction
with respect to
foreign taxes.
In addition, the
fund's
investment in
foreign
securities or
foreign
currencies may
increase the
amount of taxes
payble by
shareholders.

Any gain
resulting from
the sale or
exchange of your
shares will
generally also
be subject to
tax. You should
consult your tax
advisor for more
information on
your own tax
situation,
including
possible
foreign, state
and local taxes.
Financial
highlights
The financial
highlights table
is intended to
help you
understand the
fund's recent
financial
performance.
Certain
information
reflects
financial
results for a
single fund
share. The total
returns
represent the
rate that an
investor would
have earned or
lost on an
investment in
the fund,
assuming
reinvestment of
all dividends
and
distributions.
This information
has been derived
from the fund's
financial
statements,
which have been
audited and
reported on by
PricewaterhouseC
oopers LLP. Its
report and the
fund's financial
statements are
included in the
fund's annual
report to
shareholders,
which is
available upon
request.

FINANCIAL
HIGHLIGHTS
CLASS A
(For a share oustanding during the
period)
FOR THE PERIOD JANUARY 3, 1995+ TO
                SEPTEMBER 30 YEAR
                ENDED SEPTEMBER 30
      1998  1997    1996  1995
NET ASSET VALUE,
BEGINNING OF PERIOD$12.50
$10.77$9.64 $8.50

INVESTMENT OPERATIONS
Net investment income (a)
 .16(d).14  .21   .27

Net realized and unrealized
gain (loss) on investments  (.87)

3.13 1.30  .87 TOTAL FROM INVESTMENT

OPERATIONS (.71) 3.27

1.51 1.14

LESS DISTRIBUTIONS:

From net investment income
(.09)(.23)(.36)  -From net realized
gain on
investments      (.31)(1.31)(.02)  -

-

TOTAL

DISTRIBUTIONS(.40)(1.54)(.38)--

Net asset value, end of
period$11.39  $12.50 $10.77
$9.64 RATIOS AND SUPPLEMENTAL
DATA TOTAL INVESTMENT RETURN AT
NET ASSET VALUE
(%)(B)(5.72)33.8816.1413.41*

Net assets, end of period
(in thousands)
$22,091$2,885$2,077  $1,771

Ratio of expenses to average
net assets (%)(a)(c)   1.70
1.48 1.27 .49*

Ratio of net investment income
to
average net assets (%)(a)    1.14
1.19 2.03 3.04*
Portfolio turnover
(%)62.96103.92222.8921.68*
Effective December 28, 1995, the
fund expanded its investment
flexibility to include securities
outside of the utilities
sector.  Information in the table prior
to December 28, 1995 may not reflect
those that could have been achieved
under the fund's current investment
policies.
+  Commencement of operations.
*    Not annualized.

(a)  Reflects an expense limitation
during the period.  As a result of such
limitation, expenses of the fund for the periods ended September 30, 1998, 1997,
1996 and 1995, reflect a reduction of
approximately $.05, $.07, $.09 and $.20
per share, respectively.
(b)  Total return assumes dividend
reinvestment and does not reflect the
effect of sales charges.
(c)  The ratio of expenses to average net
assets includes amounts paid through
expense offset and brokerage service
arrangements. (d)  Per share net
investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

FINANCIAL HIGHLIGHTS
CLASS B
(For a share oustanding during the
period)

             FOR THE PERIOD
           NOVEMBER 3, 1997+
       TO SEPTEMBER
            30
           1998

NET ASSET VALUE, BEGINNING
OF PERIOD $12.01

INVESTMENT OPERATIONS
Net investment income (a)
 .04(d)

Net realized and unrealized
gain (loss) on investments
(.35)

TOTAL FROM INVESTMENT
OPERATIONS
(.31)

LESS DISTRIBUTIONS:
From net investment income

(.05) From net realized

gain on investments (.31)

TOTAL DISTRIBUTIONS   (.36)

Net asset value, end of

period   $11.34 RATIOS AND

SUPPLEMENTAL DATA

TOTAL INVESTMENT
RETURN AT
NET ASSET VALUE
(%)(B) (2.62)*

Net assets, end
of period
(in thousands)        $16,315

Ratio of expenses
to average net
assets (%)(a)(c)
2.24*
Ratio of net
investment income
to average net
assets (%)(a)             .39*
Portfolio
turnover  (%)
62.96
+  Commencement of operations.
*    Not annualized.

(a)  Reflects an expense limitation
during the period.  As a result of such
limitation, expenses of the fund for the period ended September 30, 1998 reflect a reduction of approximately $.05 per share. (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  The ratio of expenses to
average net assets includes
amounts paid through expense
offset and brokerage service
arrangements. (d)  Per share net
investment income has been
determined on the basis of the
weighted average number of shares
outstanding during the period.

FINANCIAL HIGHLIGHTS
CLASS M
(For a share oustanding throughout
the period)

                  FOR THE PERIOD
           NOVEMBER 3, 1997+
             TO
SEPTEMBER
                  30

1998

NET ASSET VALUE,
BEGINNING OF PERIOD
$12.01

INVESTMENT
OPERATIONS

Net investment
income (a)
 .07(d)

Net realized and
unrealized gain
(loss)
on investments

(.36)

TOTAL FROM

INVESTMENT

OPERATIONS (.29)

LESS DISTRIBUTIONS:

From net

investment income

(.06) From net

realized gain on

investments (.31)

TOTAL

DISTRIBUTIONS

(.37)

Net asset value,
end of period

$11.35

RATIOS AND
SUPPLEMENTAL
DATA

TOTAL INVESTMENT
RETURN AT
NET ASSET VALUE
(%)(B) (2.48)*

Net assets, end
of
period
(in thousands)
$1,783

Ratio of
expenses to
average
net assets
(%)(a)(c)
2.02*
Ratio of net
investment
income to
average net
assets (%)(a)
 .62* Portfolio
turnover (%)
62.96
+
Commencement
of operations.
*  Not
annualized.

(a)  Reflects an expense limitation
during the period.  As a result of such
limitation, expenses of the fund for the period ended September 30, 1998 reflect a reduction of approximately $.05 per share. (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)  The ratio of expenses to average net
assets includes amounts paid through
expense offset and brokerage service
arrangements. (d)  Per share net
investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


FOR MORE INFORMATION

ABOUT PUTNAM GLOBAL GROWTH AND INCOME
FUND


The fund's statement of additional
information (SAI) and
annual and semi-
annual reports to
shareholders include
additional
information about the
fund. The SAI, and
the auditor's report
and financial
statements included
in the fund's most
recent annual report
to its shareholders,
are incorporated by
reference into this
prospectus, which
means they are part
of this prospectus
for legal purposes.
The fund's annual
report discusses the
market conditions and
investment strategies
that significantly
affected the fund's
performance during
its last fiscal year.
You
may get free copies
of these materials,
request other
information about the
fund and other Putnam
funds, or make
shareholder
inquiries, by
contacting your
financial advisor or
Putnam's Web site, or
by calling Putnam
toll-free at 1800-
2251581.

You may review and
copy information
about the fund,
including its SAI, at
the Securities and
Exchange Commission's
public reference room
in Washington, D.C.
You may call the
Commission at 1-800-
SEC0330 for
information about the
operation of the
public
reference room. You
may also access
reports and other
information about
the fund on the
Commission's
Internet site at
http://www.sec.gov.
You may get copies
of this information,
with payment of a
duplication fee, by
writing the Public
Reference Section of
the Commission,
Washington, D.C.
20549-6009. You may
need to refer to the
fund's file number.

PUTNAM INVESTMENTS
           One Post
Office Square
       Boston,
    Massachusetts
           02109 1-
800-225-
           1581

       Address

correspondence
      to Putnam
      Investor
    Services P.O.
       Box 989
           Boston MA
02103

           www.putna
           minv.com
           File No.
           811-7237



      PUTNAM GLOBAL GROWTH AND
     INCOME FUND    (THE "FUND")
     (A SERIES OF PUTNAM
     INVESTMENT FUNDS (THE
     "TRUST"))

                    FORM N-1A
                             PART
B
          STATEMENT OF ADDITIONAL
                    INFORMATION
                    ("SAI")
                    JANUARY 30,
                       1999
This SAI is not a prospectus and
is only authorized for
distribution when
accompanied or
preceded by the
prospectus of the fund
dated
January 30,
   1999    , as
revised from time to
time.  This SAI
contains information
   that     may be
useful to investors
but which is not
included in the
prospectus.  If the
fund has more than one
form of current
prospectus, each
reference to the
prospectus in this SAI
shall include all of
the fund's
prospectuses, unless
otherwise noted. The
SAI should be read
together with the
applicable prospectus.
Investors may obtain a
free copy of the
applicable prospectus
from Putnam Investor
Services, Mailing
address: P.O. Box
41203, Providence, RI
029401203.
Part I of this SAI
contains specific
information about the
fund.  Part II
includes information
about the fund and the
other Putnam funds.
   Certain disclosure has been
incorporated by reference from the
fund    '   s annual report.For a free
copy of the fund    '   s annual report,
call Putnam Investor Services at 1-800-
2251581.
           TABLE OF     CONTENTS
   PART I
   FUND HISTORY AND CLASSIFICATIONI    -
   3     INVESTMENT RESTRICTIONS
   I    -   4
CHARGES AND EXPENSES
   I    -   5
INVESTMENT PERFORMANCE
   I    -   12
ADDITIONAL OFFICERS
   I    -   13
INDEPENDENT ACCOUNTANTS AND FINANCIAL
STATEMENTS   I    -   13


PART II
MISCELLANEOUS    INVESTMENTS,
INVESTMENT PRACTICES    AND RISKS
II-1
TAXES                       II    -
   24
MANAGEMENT                  II    -
   28
DETERMINATION OF NET ASSET VALUE   II    -
   35     HOW TO BUY SHARES
   II    -
   37
DISTRIBUTION PLANS
   II    -
   47
INVESTOR SERVICES
   II    -
   48
SIGNATURE
GUARANTEES
   II    -
   52
SUSPENSION OF
REDEMPTIONS   II</
R>-

   52
SHAREHOLDER
LIABILITY
   II    -   53
STANDARD PERFORMANCE
MEASURES   II       53
COMPARISON OF PORTFOLIO
PERFORMANCE   II    -   54
SECURITIES RATINGS
II    -   58
DEFINITIONS
   II       62
                              SAI
                             PART I

   FUND HISTORY AND
CLASSIFICATION

Putnam Global Growth and
Income Fund
is a
series of Putnam Investment
Funds, a Massachusetts
business trust organized on
October 31,1994.  A copy of
the Agreement and
Declaration of Trust, which
is governed by
Massachusetts
law, is on file with the
Secretary of State of The
Commonwealth of
Massachusetts.  Prior to
January 6, 1995, the Trust
was known as Putnam Equity
Funds.
Prior to December 28,
1995, the fund was
known as Putnam Global
Utilities Fund.

The Trust is an open-end
management investment
company with an unlimited
number of authorized
shares of beneficial
interest.  The Trustees
may, without shareholder
approval, create two or
more series of shares
representing separate
investment portfolios.
Any such series of shares
may be divided without
shareholder approval into
two or more classes of
shares having such
preferences and special or
relative rights and
privileges as the Trustees
determine. The fund may
offer classes of shares
with different sales
charges and expenses.
Because of these different
sales charges and
expenses, the investment
performance of the classes
will vary.  For more
information, including
your eligibility to
purchase certain classes
of shares, contact your
investment dealer or
Putnam Mutual Funds (at 1-
800-225-1581).

Each share has one vote,
with fractional
shares voting
proportionally.
Shares of all classes
will vote together as
a single class except
when otherwise
required by law or as
determined by the
Trustees. Shares are
freely transferable,
are entitled to
dividends as declared
by the Trustees, and,
if the fund were
liquidated, would
receive the net assets
of the fund.  The fund
may suspend the sale
of shares at any time
and may
refuse any order to
purchase shares.
Although the fund is
not required to hold
annual meetings of its
shareholders,
shareholders holding
at least 10% of the
outstanding shares
entitled to vote have
the right to call a
meeting to elect or
remove Trustees, or to
take other actions as
provided in the
Agreement and
Declaration of Trust.

The fund is a
"diversified"
investment
company under the
Investment Company Act
of 1940.  This
means that with respect
to 75% of its total
assets, the fund may not
invest more than 5% of
its total assets in the
securities of any one
issuer (except U.S.
government securities).
The remaining 25% of its
total assets is not
subject to this
restriction. To the
extent the fund invests
a significant portion of
its assets in the
securities of a
particular issuer, it
will be
subject to an increased
risk of loss if the
market value of such
issuer    '   s
securities declines.




INVESTMENT RESTRICTIONS

AS FUNDAMENTAL
INVESTMENT RESTRICTIONS,
WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A
MAJORITY OF THE
OUTSTANDING VOTING
SECURITIES, THE FUND MAY
NOT AND WILL NOT:

(1)  Borrow money in
excess of 10% of the
value (taken at the
lower of cost or current
value) of its total
assets (not including
the amount borrowed) at
the time the borrowing
is made, and then only
from banks as a
temporary measure to
facilitate the meeting
of redemption requests
(not for leverage) which
might otherwise require
the untimely disposition
of portfolio investments
or for extraordinary or
emergency purposes. Such
borrowings will be
repaid before any
additional investments
are purchased.

(2)  Underwrite
securities issued by
other
persons except to the
extent that,
in connection with the
disposition of its
portfolio investments,
it may be deemed to be
an underwriter under
certain federal
securities laws.

(3)  Purchase or sell
real estate, although it
may purchase securities
of issuers which deal in
real estate, securities
which are secured by
interests in real
estate, and securities
which represent
interests in real
estate, and it may
acquire and dispose of
real estate or interests
in real estate acquired
through the exercise of
its rights as a holder
of debt obligations
secured by real estate
or interests therein.

(4)  Purchase or sell
commodities or commodity
contracts, except that
the fund may purchase
and sell financial
futures contracts and
options.

(5)  Make loans, except
by purchase of debt
obligations in which the
fund may invest
consistent with its
investment policies, by
entering into repurchase
agreements with respect
to not more than 25% of
its total assets (taken
at current value) or
through the lending of
its portfolio securities
with respect to not more
than 25% of its total
assets (taken at current
value).

(6)   With respect to
75% of its total assets,
invest in securities of
any issuer if,
immediately after such
investment, more than
5% of the total assets
of the fund (taken at
current value) would be
invested
in the securities
of such issuer;
provided that this
limitation does not
apply to
obligations issued
or guaranteed as to
interest or
principal by the
U.S. government or
its political
subdivisions.
(7)  With respect
to 75% of its total
assets, acquire
more than 10% of
the voting
securities of any
issuer.
(8)  Purchase securities (other than
securities of the U.S. government, its
agencies or instrumentalities) if, as a
result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.
(9)  Issue any class of securities which
is senior to the fund's shares of
beneficial interest.
Although certain of
the fund's
fundamental
investment
restrictions permit
it
to borrow money to a
limited extent, the
fund does not
currently intend to
do so and did not do
so last year.  For
the
purpose of
fundamental
investment
restriction 8 above,
the Trust will
consider securities
backed by the credit
of different foreign
governments as
representing separate
industries.
The Investment
Company Act of 1940
provides
that a "vote of a
majority of the
outstanding voting
securities" of the
fund means the
affirmative vote of
the lesser of (1)
more than 50% of the
outstanding fund
shares, or (2) 67% or
more of the shares
present at a meeting
if more than 50% of
the outstanding fund
shares are
represented at the
meeting in person or
by proxy.

It is contrary to the fund's present
policy, which may be changed without
shareholder approval, to:

Invest in (a) securities which are not
readily marketable, (b) securities
restricted as to resale
(excluding securities
determined by the
Trustees of the Trust
(or the person
designated by the
Trustees of the Trust
to make such
determinations) to be
readily marketable),
and (c) repurchase
agreements maturing in
more than seven days,
if, as a result, more
than 15% of the fund's
net assets (taken at
current value) would be
invested in securities
described in (a), (b)
and (c) above.

                     --
------------------
All percentage
limitations on
investments (other than
pursuant to the non-
fundamental investment
restriction) will apply
at the time of the
making of an investment
and shall not be
considered violated
unless an excess or
deficiency occurs or
exists immediately
after and as a result
of such investment.


CHARGES AND EXPENSES
MANAGEMENT    FEES
Under a Management Contract
dated as of December 2, 1994,
as revised July 14, 1995 and
further revised December 1,
1995 the fund pays a quarterly
fee to Putnam Management based
on the average net assets of
the fund, as determined at the
close of each business day
during the quarter, at the
annual rate of          0.80%
of the first $500 million,
0.70% of the next $500
million, 0.65% of the next
$500 million, 0.60% of the
next $5 billion, 0.575% of
the next $5 billion, 0.555% of
the next $5 billion, 0.54% of
the next $5 billion, and 0.53%
thereafter  For the past
   three     fiscal years,
pursuant to the Management
Contract, the fund incurred
the following fees:
                                REFLECT
                                      I
                                      N
                                      G
                                      A
REDUCTION IN THE FOLLOWING
AMOUNT PURSUANT TO AN
              FISCAL
MANAGEMENT
EXPENSE
              YEAR      FEE
PAID LIMITATION

          1998  $222,110
       $115,189     1997
              $19,817
$14,332
       1996      $15,378
        $17,391

EXPENSE LIMITATION.  In order
to
limit expenses,
Putnam Management has
agreed to
limit its
compensation (and, to
the extent necessary,
bear
other expenses of
the fund) through
December 31,
   1999    , to the
extent that
expenses of the
fund (exclusive of
brokerage,
interest, taxes,
deferred
organizational and
extraordinary
expense, and
payments under the
fund's distribution
plans) would exceed
an annual rate of
1.45% of the fund's
average net assets.
For the purpose of
determining any
such limitation on
Putnam Management's
compensation,
expenses of the
fund do not reflect
the application of
commissions or cash
management credits
that may reduce
designated fund
expenses.  With
Trustee approval,
this expense
limitation may be
terminated earlier,
in which event
shareholders would
be notified and
this SAI would be
revised. Putnam
Management
currently expects
that the expense
limitation will be
continued through
the end of the
fund's current
fiscal year.

BROKERAGE
COMMISSIONS

   Putnam Mutual Funds compensates
qualifying dealers (including, for this
purpose, certain financial
institutions) for sales of shares and
the maintenance of shareholder
accounts.      The following table
shows brokerage commissions paid during
the fiscal periods indicated:
                 FISCAL
BROKERAGE
                 YEAR
COMMISSIONS

                    1998    $93,876
                 1997            $9,933
       1996              $11,108


The following table shows transactions
placed with brokers and dealers during
the    most recent     fiscal year to
recognize research, statistical and
quotation services received by Putnam
Management and its affiliates:


         DOLLAR V        ALUE
               PERCENT OF O        F
               THESE TOTAL AMOUNT OF
               T        RANSACTIONS
               TRANSACTIONS
COMMISSIONS

         $33,718,031      53.97%

$71,735









ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management
        for administrative services
during fiscal    1998    , including
compensation of certain fund officers
and contributions to the         Putnam
Investments, Inc. Profit Sharing
Retirement Plan for their benefit, as
follows:





                                    POR
                                    TIO
                                    N
                                    OF
                                    TOT
                                    AL
                                    REI
                                    MBU
                                    RSE
                                    MEN
                                    T
                                    FOR
                  TOTAL
COMPENSATION
AND
              REIMBURSEMENT
CONTRIBUTIONS

                 $3,597
$3,043


TRUSTEE    RESPONSIBILITIES AND FEES

The Trustees are responsible for
generally overseeing the conduct of
fund
business. Subject to
such policies as the
Trustees may
determine, Putnam
Management furnishes
a continuing
investment program
for the fund and
makes investment
decisions on its
behalf. Subject to
the control of the
Trustees, Putnam
Management also
manages the
fund    '   s other
affairs and
business.

Each Trustee receives
a fee for
his or her services.
Each Trustee also
receives fees for
serving as Trustee of
other Putnam funds.
The Trustees
periodically review
their fees to assure
that such fees
continue to be
appropriate in light
of their
responsibilities as
well as in relation
to fees paid to
trustees of other
mutual fund
complexes. The
Trustees meet monthly
over a two-day
period, except in
August. The
Compensation
Committee, which
consists solely of
Trustees not
affiliated with
Putnam Management and
is responsible for
recommending Trustee
compensation,
estimates
that Committee and
Trustee meeting time
together with the
appropriate
preparation
requires the
equivalent of at
least three business
days per Trustee
meeting.  The
following table shows
the year each
Trustee was first
elected a Trustee
of the Putnam
funds, the fees
paid to each
Trustee by the fund
for fiscal
   1998     and
   the     fees
paid to each
Trustee by all of
the Putnam funds
during calendar
   year 1998    :

COMPENSATION TABLE

Pension or Estimated              Total
                              Aggregate
retirementannual
benefits     compensation
                           compensation
benefits
accrued
from all           from all
                               from the
as
part of Putnam
funds             Putnam
Trustees/Year                   fund(1)
fund
expensesupon
retirement(2)      funds(3)

Jameson A. Baxter/1994             $410
$29
$        $   (4)
Hans H. Estin/1972                  312
57
John A. Hill/1985   (6)            304
21
(4)
Ronald J. Jackson/1996             384
15 (4)
Paul L.    Joskow/1997(5)           302
2(4)
Elizabeth T. Kennan/1992           384
30
Lawrence J. Lasser/1992            299
23
John H. Mullin,    III/1997(5)      302
3 (4)
Robert E. Patterson/1984           308
17     Donald S. Perkins/1982             312
61     William F.    Pounds/1971(6)       315
63     George Putnam/1957                 300
66     George Putnam, III/1984            308
11     A.J.C. Smith/1986                   288
38     W. THOMAS STEPHENS/1997
   3083(4)
W. NICHOLAS THORNDIKE/1992         312 44


(1)    Includes an annual retainer and an
attendance
fee for each
meeting attended.
(2)    Assumes that each Trustee retires
at the normal
retirement
date.  Estimated
       benefits for each Trustee are based
on Trustee fee rates in effect during
       calendar    1998    .
(3)    As of December 31,    1998,
there were

funds in the Putnam
       family.
(4)          Includes compensation
deferred pursuant to a Trustee
Compensation
      Deferral Plan.
(5)     Elected as a Trustee in
November 1997. (6)    Inc
ludes
additional
compensati
on for
service as
Vice
Chairman
       of
       the
       Put
       nam
       fun
       ds.


Under a Retirement Plan for
Trustees of the
Putnam funds (the
"Plan"), each Trustee
who retires with at
least five years of
service as a Trustee
of the funds is
entitled to receive
an annual retirement
benefit equal to one
half of the average
annual compensation
paid to such Trustee
for the last three
years of service
prior to retirement.
This retirement
benefit is payable
during a Trustee's
lifetime, beginning
the year following
retirement, for a
number of years equal
to such Trustee's
years of service.  A
death benefit
   ,     also
available under the
Plan    ,
assures that the
Trustee and his or
her beneficiaries
will receive benefit
payments for the
lesser of an
aggregate period of
(i) ten years or (ii)
such Trustee's total
years of service.
The Plan
Administrator (a
committee
comprised of Trustees
that
are not
"interested
persons" of the
fund, as defined
in the
Investment
Company Act of
1940) may
terminate or
amend the Plan
at any time, but
no termination
or amendment
will result in a
reduction in the
amount of
benefits (i)
currently being
paid to a
Trustee at the
time of such
termination or
amendment, or
(ii) to which a
current Trustee
would have been
entitled had he
or she retired
immediately
prior to such
termination or
amendment.

For additional
information
concerning the
Trustees, see
"Management" in
Part II of this
SAI.

SHARE OWNERSHIP

At
   October
31,    1998    ,
the officers and
Trustees of the
   fund     as a
group owned
   less than
1%     of the
outstanding
shares of each
class of the
fund, and,
except as noted
below, to the
knowledge of the
   fund    , no
person owned of
record or
beneficially
   5%     or
more of    any
class of
shares of the
fund:

                   SHAREHOLDER
       NAME PERCENTAGE CLASS
       AND ADDRESS OWNED
          M          William J.
Esicar
DMD PC Retirement    7.30%
                     Trust Plan
                2903 Saint
Marys
Ave.
                     Hannibal,
MO
63401

DISTRIBUTION FEES
During fiscal    1998,
the fund    paid the following     12b-1
fees to Putnam Mutual Funds   :
        CLASS A              CLASS B
CLASS M
       $38,784               $108,530
$8,228


CLASS A SALES CHARGES AND CONTINGENT
DEFERRED SALES CHARGES

Putnam Mutual Funds received
sales charges with respect to class A
shares    in the following amounts during
the periods indicated:
                                 SALES
                               CHARGES
                               RETAINED BY
                               PUTNAM
                  CONTINGENT TOTAL
MUTUAL FUNDS
                  DEFERRED
                FRONT-END            AFTER
SALES
FISCAL YEAR   SALES CHARGES    DEALER
CONCESSIONS
CHARGES

1998
$802,286        $124,845           $0
1997                               $0
$0  $0
1996                               $0
$0  $0

CLASS B CONTINGENT DEFERRED
SALES CHARGES

   Putnam Mutual Funds
received contingent
deferred sales charges upon
redemptions of     class B
shares    in the following
amount     during the
   period indicated:


   CONTINGENT DEFERRED FISCAL YEAR
SALES
CHARGES
1998
$12,910

CLASS M SALES CHARGES

   Putnam Mutual Funds received sales
charges with respect to
class M shares    in the
following amounts during the
period indicated:


                                     <
                                     R
                                     >
                                     S
                                     A
                                     L
                                     E
                                     S
                                     C
                                     H
                                     A
                                     R
                                     G
                                     E
                                     S
                                     R
                                     E
                                     T
                                     A
                                     I
                                     N
                                     E
                                     D
                                     B
                                     Y
                                     P
                                     U
                                     T
                                     N
                                     A
                                     M
                                        M
                                        U
                                        T
                                        U
                                        A
                                        L
                                        F
                                        U
                                        N
                                        D
                                        S
             TOTAL
AFTER
FISCAL YEAR     SALES CHARGES        DEALER
CONCESSIONS

1998              $50,908
$9,022[/R]

INVESTOR SERVICING AND CUSTODY FEES
AND EXPENSES

During the    1998     fiscal
   year    , the fund incurred
   $222,467     in fees and out-
ofpocket expenses for investor
servicing
and custody services provided by
Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for    periods     ended September
30,    1998)

                             Class
A   Class BClass M     Inception
date: 1/3/95    11/3/9711/3/97
AVERAGE ANNUAL TOTAL    RETURN
1 year+                        -
11.12%  -10.96%
-9.47%
Life of    fund+
12.76%   12.90%
12.72%


   YIELD
30-day
Yield
   1.44%    0.78%
1.02%

+Reflecting     an expense
limitation in
effect during
the period.
In the absence
of the expense
limitation,
total return
shown would have
been lower.  The
per share amount
of the expense
limitation is
set forth in the
section of the
prospectus
entitled
"Financial
highlights."

   Returns
for class A
   and class M
shares reflect
the deduction of
the current
maximum initial
sales charges of
5.75% for class
A shares and
3.50% for class
M     shares.

Returns for
class    B
shares reflect
the deduction of
the
   applicable
contingent
deferred sales
charge ("CDSC"),
which is 5% in
the first year,
declining to 1%
in the sixth
year, and is
eliminated
thereafter.

Returns shown
for class B and
class M shares
for periods
prior to their
inception are
derived from the
historical
performance of
class A shares,
adjusted to
reflect both the
deduction of
the     initial
sales charge
   or CDSC, if
any, currently
applicable to
each class and
the higher
operating
expenses
applicable to
such shares.

Returns shown
for class A
shares have not
been adjusted to
reflect payments
under the class
A distribution
plan prior to
its
implementation.
All returns
assume
reinvestment of
distributions at
net asset value
and represent
past
performance;
they do not
guarantee future
results.
Investment
return and
principal value
will fluctuate
so that an
investor's
shares, when
redeemed, may be
worth more or
less
than their
original cost.

See "Standard
   Performance</
R> measures" in
Part II of this
SAI for
information on
how performance
is calculated.

ADDITIONAL
OFFICERS

In addition to
the persons
listed as fund
officers in Part
II of this SAI,
each of the
following
persons is also
a Vice President
of

   the
fund and certain
of the other
Putnam funds,
the total number
of which is
noted
parenthetically.
Officers of
Putnam
Management hold
the same offices
in Putnam
Management's
parent company,
Putnam
Investments,
Inc.

   OFFICER NAME
(AGE) (NUMBER OF
FUNDS)

THOMAS V. REILLY
(AGE
   51)(16
FUNDS). Managing
Director of
Putnam
Management.

   DEBORAH
KUENSTNER
(AGE
40)   (2
FUNDS). Managing
Director of
Putnam
Management.
         Prior
to March, 1997,
Ms. Kuenstner
was the Senior
Portfolio
Manager at
Dupont Pension
Fund Investment.

HUGH H. MULLIN
(AGE
   36)(3
FUNDS). Senior
Vice President
of Putnam
Management.

GEORGE    W.
STAIRS (AGE
   49)(4
FUNDS).  Senior
Vice President
of Putnam
Management.
Prior to
July   ,
1994, Mr. Stairs
was an Associate
at ValueQuest
Ltd.


INDEPENDENT
ACCOUNTANTS AND
FINANCIAL
STATEMENTS

   Pricewaterhou
    seCoopers
LLP,160 Federal
Street,
Boston,
   Massachusetts
02110    , are
the fund's
independent
accountants   ,<
/R> providing
audit services,
tax return
review and other
tax consulting
services and
assistance and
consultation in
connection with
the review of
various
Securities and
Exchange
Commission
filings.  The
Report of
Independent
Accountants,
financial


   highlights</R
> and financial


   statements</R
> included in
the fund's
Annual Report
for the fiscal
year ended
September 30,


   1998    ,
filed
electronically
on November
   20, 1998
(File No.    811-
7237)    , are
incorporated by
reference into
this SAI.
The financial
highlights
included in the
prospectus and
incorporated by
reference into
this SAI and the
financial
statements
incorporated by
reference into
the prospectus
and this SAI
have been so
included and
incorporated in
reliance upon
the report of
the independent
accountants,
given on their
authority as
experts in
auditing and
accounting.

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES..                                          II    -   24

MANAGEMENT                                       II    -   28

DETERMINATION OF NET ASSET VALUE                 II    -   35

HOW TO BUY SHARES                                II    -   37

DISTRIBUTION PLANS                               II    -   47

INVESTOR SERVICES                                II    -   48

SIGNATURE GUARANTEES                             II    -   52

SUSPENSION OF REDEMPTIONS                        II    -   52

SHAREHOLDER LIABILITY                            II    -   53

STANDARD PERFORMANCE MEASURES                    II    -   53

COMPARISON OF PORTFOLIO PERFORMANCE              II    -   54

SECURITIES RATINGS                               II    -   58

DEFINITIONS                                      II    -   62


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below.
Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment
restrictions explained in a fund's prospectus   or     part I of
this SAI   ,     or    by     applicable law, the fund may engage
in each of the practices described below. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICESMISCELLANEOUS
INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.


PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

   TAX-EXEMPT SECURITIES

GENERAL DESCRIPTION.As used in this SAI, the term "Tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal
income tax and the appropriate state    '   s personal income
tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short    -   term Tax-exempt securities are generally issued by
state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

PARTICIPATION INTERESTS (MONEY MARKET FUNDS ONLY).The Money Market Fund may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The Money Market Fund may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

STAND    -   BY COMMITMENTS.When the fund purchases Tax-exempt
securities, it has the authority to acquire stand    -   by
commitments from banks and broker    -   dealers with respect to
those Tax-exempt securities.  A stand    -   by commitment may be
considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during
the time a stand    -   by commitment is exercisable, absent
unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third
party at any time.  The fund expects that stand    -   by
commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to
assign any value to stand    -   by commitments.

YIELDS.The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.


   "MORAL OBLIGATION" BONDS.The fund does not  currently intend
to invest in so    -   called "moral obligation" bonds, where
repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

MUNICIPAL LEASES.The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations
of the municipality for which the municipality    '   s taxing
power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease,
the fund    '   s ability to recover under the lease in the event
of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

ADDITIONAL RISKS.Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the
types and amounts of tax    -   exempt bonds issuable for certain
purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further
proposals limiting the issuance of tax    -   exempt bonds may
well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution.

CONVERTIBLE SECURITIES

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements, amounting to not more than 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.


DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this
SAI.    The fund    '   s use of derivatives may cause the fund
to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXESTAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.
   Distributions of     net capital gains (that is, the excess of
net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any
gain    or loss     realized upon a taxable disposition of shares
will be treated as    long-term capital gain or loss     if the
shares have been held for more than 12 months        .  Otherwise
the gain    or loss     on the sale, exchange or redemption of
fund shares will be treated as short-term capital gain   or
loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENTMANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (72), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL (56), Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER (55), Trustee. President, Baxter Associates, Inc. (a management and financial consulting firm). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (70), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON (54), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

*PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN (60), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER (55), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (53), Trustee.  President and Trustee of
Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*GEORGE PUTNAM III (47), Trustee. President, New Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS (56), Trustee.  President and Chief Executive
Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE (65), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (60), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (51), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (56), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (51), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35),    Vice President.     Managing Director
of Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

IAN C. FERGUSON (41), Vice President. Senior Managing Director of Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI (59), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (63), Senior Vice President and Treasurer.

BEVERLY MARCUS (54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual Funds, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam's son, is also an "interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The balance of the Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and, prior to September, 1998, he was a consultant to National Economic Research Associates. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUEDETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARESHOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

   (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

   (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge)
   (not offered by tax-exempt funds);

   (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

   (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

   (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

   (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other
   Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

   (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----



For Income Funds only (except for Putnam Intermediate U.S.
Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
---
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
---



For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANSDISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICESINVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.


YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEESSIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONSSUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.


SHAREHOLDER LIABILITYSHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURESSTANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCECOMPARISON OF PORTFOLIO
PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
      investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.


SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONSDEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.





                              Prospectus
                             January
                                    3
                                    0
                                    ,
                                    1
                                    9
                                    9
                                    9 PUTNAM
INTERNATIONAL NEW
OPPORTUNITIES

FUND

CLASS A, B AND M SHARES
INVESTMENT
CATEGORY:
GROWTH


This prospectus
explains what
you should know
about this
mutual fund
before you
invest. Please
read it
carefully.
Putnam
Investment
Management,
Inc. (Putnam
Management),
which has
managed mutual
funds since
1937, manages
the fund. These
securities have
not been
approved or
disapproved by
the
U.S. Securities
and Exchange
Commission nor
has the
Commission
passed
upon the
accuracy or
adequacy of
this
prospectus. Any
statement to
the contrary is
a crime.

 CONTENTS
 [ ]Fund
summary
 [ ]Goal
 [ ]Main
investment
strategies
 [ ]Main risks
[ ]Performance
  information
 [ ] Fees and
 expenses
[ ]What are the
fund's main
  investment
strategies and
    related
risks?
 [ ]Who manages
the fund?
[ ]How does
the fund price
  its shares?
  [ ]How do I
   buy fund
shares?
 [ ]How do I
        sell
        fund
        shares
        ?
 [ ]How do I
exchange
   fund
  shares?
 [ ]Fund
       dis
       tri
       but
       ion
       s
       and
       tax
       es
 [ ]Financial
highlights

[PUTNAM
LOGO]

Fund summary
GOAL
THE FUND SEEKS
LONG-
TERM CAPITAL
APPRECIATION.

MAIN INVESTMENT
STRATEGIESGROWTH
STOCKS Under
normal market
conditions, the
fund generally
diversifies its
investments
among a number
of different
countries by
investing at
least 65% of its
total assets in
at least three
countries other
than the United
States.  The
fund invests
mainly in growth
stocks, which
are stocks
issued by
companies whose
earnings Putnam
Management
believes are
likely to grow
faster than the
economy as a
whole.  Growth
in earnings may
lead to an
increase in the
price of the
stock.
The fund may
invest in
companies of any
size.  The fund
emphasizes
investments in
developing or
emerging
markets.

MAIN RISKS
The main risks
that could
adversely affect
the value of
this fund's
shares and the
total return on
your investment
include
*    The risks
of investing
outside the
United States
such as currency
fluctuations,
economic or
financial
instability, or
unfavorable
political or
legal
developments in
international
markets.
These risks are
increased when
investing in
emerging
markets.

*    The risk
that the stock
price of
one or more of
the companies in
the fund's
portfolio will
fall, or will
fail to
appreciate as
anticipated by
Putnam
Management.
Many factors can
adversely affect
a stock's
performance.
This risk is
generally
greater for
small and medium-
sized
companies, which
tend to be more
vulnerable to
adverse
developments.
*    The risk
that movements
in the
securities
markets will
adversely affect
the value of the
fund's
investments,
regardless of
how well the
companies in the
fund's portfolio
perform.

  You can lose
    money by
investing in
 the fund.  The
           fund
           may
           not
           achie
           ve
  its goals, and
  is not
  intended as a
  complete
  investment
  program.  An
  investment in
  the fund is
  not a deposit
  of a bank and
  is not insured
  or guaranteed
  by the Federal
  Deposit
  Insurance
  Corporation or
  any other
  government
  agency.


PERFORMANCE
INFORMATION
The following
information
provides some
indication of
the fund's
risks.  The
chart shows year-
to-year changes
in the
performance of
one of the
fund's classes
of shares, class
A shares.  The
table following
the chart
compares the
fund's
performance to
that of a broad
measure
of market
performance.  Of
course, the
fund's past
performance is
not an
indication of
future
performance.
[BAR CHART
EXAMPLE]
CALENDAR YEAR
TOTAL RETURNS
FOR CLASS A
SHARES
1996 16.88
1997 1.58
1998

PERFORMANCE
FIGURES IN THE
BAR CHART DO NOT
REFLECT THE
IMPACT OF SALES
CHARGES. IF THEY
DID, PERFORMANCE
WOULD BE LESS
THAN THAT SHOWN.
DURING THE
PERIOD SHOWN IN
THE BAR CHART,
THE HIGHEST
RETURN FOR A
CALENDAR QUARTER
WAS [    ]%
(QUARTER ENDING
[ /  / ]) AND
THE LOWEST
RETURN FOR A
CALENDAR QUARTER
WAS [    ]%
(QUARTER ENDING
[  /  /  ]).

AVERAGE ANNUAL
TOTAL RETURNS
(for periods
ending 12/31/98)
                  P
                  A
                  S
                  T
                  S
                  I
                  N
                  C
                  E
                  I
                  N
                  C
                  E
                  P
                  T
                  I
                  O
                  N
                  *
                  1
                  Y
                  E
                  A
                  R
                  (
                  D
                  A
                  T
                  E
                  S
VARY)
CLASS A            %   %
CLASS B            %   %
CLASS M            %   %
MSCI EAFE
INDEX              %   %

*INCEPTION
DATES:  CLASS A
1/3/95; CLASS B
- 7/21/95; CLASS
M - 7/21/95.

UNLIKE THE BAR
CHART, THIS
PERFORMANCE
INFORMATION
REFLECTS THE
IMPACT OF SALES
CHARGES.  CLASS
A AND CLASS M
SHARE
PERFORMANCE
REFLECTS THE
CURRENT MAXIMUM
INITIAL SALES
CHARGES; CLASS B
PERFORMANCE
REFLECTS THE
MAXIMUM
APPLICABLE
DEFERRED SALES
CHARGE IF SHARES
HAD BEEN
REDEEMED ON
12/31/98. THE
FUND'S
PERFORMANCE
THROUGH 1996
BENEFITED FROM
PUTNAM
MANAGEMENT'S
AGREEMENT TO
LIMIT THE FUND'S
EXPENSES. THE
FUND'S
PERFORMANCE IS
COMPARED TO THE
MSCI EAFE INDEX,
AN INDEX OF
APPROXIMATELY
1,045 EQUITY
SECURITIES
ISSUED BY
COMPANIES
LOCATED IN 18
COUNTRIES AND
LISTED ON THE
STOCK EXCHANGES
OF EUROPE,
AUSTRALASIA, AND
THE FAR EAST.

FEES AND
EXPENSES
THIS TABLE
SUMMARIZES THE
FEES AND
EXPENSES YOU MAY
PAY IF YOU
INVEST IN THE
FUND. EXPENSES
ARE BASED ON THE
FUND'S LAST
FISCAL YEAR.

Shareholder fees
(paid directly
from your
investment)

                   Class AClass BClass
M MAXIMUM SALES CHARGE (LOAD)
Imposed  on
Purchases (as
a percentage
of  the
offering
price)              5.75%
NONE*  3.50%
Maximum
Deferred Sales
Charge
(Load) (as a
percentage of
the original
purchase price
or redemption
proceeds,
whichever is
lower)
NONE**5.00%
NONE
*Higher 12b-1
fees borne by
class B and
class M shares
   may cause
investors to
 pay more than
   the total
sales charge
paid by owners
  of class A
shares.
** A deferred
sales charge of
up to 1%
may be imposed
  on certain
redemptions
  of class A
 shares bought
without an
 initial sales
    charge.


ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from fund
assets)

                                TOTAL FUND
       MANAGEMENT
DISTRIBUTION OTHER
OPERATING
       FEES     (12B-1) FEES    EXPENSES
EXPENSES

CLASS A          1.09 %
0.25%  0.41%
1.75%
CLASS B          1.09%
1.00%  0.41%
2.50%
CLASS M          1.09%
0.75%  0.41%
2.25%

EXAMPLE
THIS EXAMPLE TRANSLATES THE
"TOTAL ANNUAL
FUND
OPERATING
EXPENSES"
SHOWN IN THE
PRECEDING
TABLE INTO
DOLLAR
AMOUNTS. BY
DOING THIS,
YOU CAN
EASILY
COMPARE THE
COST OF
INVESTING IN
THE FUND TO
THE COST OF
INVESTING IN
OTHER MUTUAL
FUNDS. THE
EXAMPLE MAKES
CERTAIN
ASSUMPTIONS.
IT ASSUMES
THAT YOU
INVEST
$10,000 IN
THE FUND FOR
THE TIME
PERIODS SHOWN
AND THEN,
EXCEPT AS
SHOWN FOR
CLASS B
SHARES,
REDEEM ALL
YOUR SHARES
AT THE END OF
THOSE
PERIODS. IT
ALSO ASSUMES
A 5% RETURN
ON YOUR
INVESTMENT
EACH YEAR AND
THAT THE
FUND'S
OPERATING
EXPENSES
REMAIN THE
SAME.  THE
EXAMPLE IS
HYPOTHETICAL;
YOUR ACTUAL
COSTS AND
RETURNS MAY
BE HIGHER OR
LOWER.
              1 YEAR
3 YEARS  5 YEARS  10
YEARS CLASS A
$743 $1,094   $1,469
$2,518 CLASS B
$753     $1,078
$1,530   $2,651*
CLASS B (no
redemption)   $253
$778  $1,330 $2,651*
CLASS M      $570
$1,028 $1,512 $2,844

*  REFLECTS THE
CONVERSION OF CLASS
B
 SHARES TO CLASS A
SHARES,
    WHICH PAY
   LOWER 12B-1
   FEES.
   CONVERSION
   OCCURS NO
   MORE THAN
   ABOUT EIGHT
   YEARS AFTER
   PURCHASE.

WHAT ARE THE
FUND'S MAIN
INVESTMENT
STRATEGIES AND
RELATED RISKS?

Any investment
carries with it
some level of
risk generally
representing
potential for
reward.  The
fund pursues its
goal of long-
term capital
appreciation by
investing mainly
in growth
companies
outside the
United States.
Putnam
Management will
consider, among
other things, a
company's
financial
strength,
competitive
position in its
industry and
projected future
earnings and
dividends when
deciding whether
to buy or sell
investments.  A
description
of the risks
associated with
the fund's main
investment
strategies
follow.
*COMMON STOCKS.
Common stock
represents an
ownership
interest in a
company.  The
value of a
company's stock
may fall as a
result of
factors relating
directly to that
company, such as
decisions made
by its
management or
lower demand for
the company's
products or
services.
Similarly, a
stock's value
may fall because
of factors
affecting not
just the
company, but
companies in a
number of
different
industries such
as increases in
production
costs.  The
value of a
company's stock
may also be
affected by
changes in
financial market
conditions that
are relatively
unrelated to the
company or its
industry, such
as changes in
interest rates
or currency
exchange rates.
In addition, a
company's stock
generally pays
dividends only
after the
company makes
required
payments to
holders of its
bonds and other
debt. For this
reason, the
value of the
stock will
usually react
more strongly
than the bonds
and other debt
to actual or
perceived
changes in the
company's
financial
condition or
prospects.
*GROWTH STOCKS.
The fund mainly
invests in
stocks of
companies which
Putnam
Management
believes have
earnings that
are likely to
grow faster than
the economy as a
whole.  These
growth stocks
typically trade
at higher
multiples of
current earnings
than other
stocks.
Therefore, the
values of growth
stocks may be
more sensitive
to changes in
current or
expected
earnings than
the values of
other stocks.
If Putnam
Management's
assessment of
the prospects
for the
company's
earnings growth
is wrong, or if
its judgment
about how other
investors will
value the
company's
earnings growth
is wrong, then
the price of the
company's stock
may fall or not
approach the
value that
Putnam
Management has
placed on it.
*FOREIGN
INVESTMENTS.
The fund may
invest without
limit in
securities of
foreign issuers.
Foreign
investments
involve certain
special risks,
including
*Unfavorable
changes in
currency
exchange rates:
Foreign
investments are
normally issued
and traded in
foreign
currencies.  As
a result, their
values may be
affected by
changes in the
exchange rates
between
particular
foreign
currencies and
the U.S. dollar.
*Political and
economic
developments:
Foreign
investments may
be subject to
the risks of
seizure by a
foreign
government,
imposition of
restrictions on
the exchange or
transport of
foreign
currency, and
tax increases.
*Unreliable or
untimely
information:
There may be
less information
publicly
available about
a foreign
company than
about most U.S.
companies, and
foreign
companies are
usually not
subject to
accounting,
auditing and
financial
reporting
standards and
practices
comparable to
those in the
United States.
*Limited legal
recourse: Legal
remedies for
investors such
as the fund may
be more limited
than those
available in the
United States.
*Limited
markets:
Certain foreign
investments may
be less liquid
(harder to buy
and sell) and
more volatile
than domestic
investments,
which means that
the fund may at
times be unable
to sell these
less liquid
foreign
investments at
desirable
prices.  For the
same reason, the
fund may at
times find it
difficult to
value its
foreign
investments.
*Trading
Practices:
Brokerage
commissions and
other fees are
generally higher
for foreign
investments than
for domestic
investments.
The procedures
and rules for
settling foreign
transactions may
also involve
delays in
payment,
delivery or
recovery of
money or
investments.
Special U.S. tax
considerations
may apply to the
fund's foreign
investments.
*Lower yield:
Common stocks of
foreign
companies have
historically
offered lower
dividends than
comparable U.S.
companies.
Foreign
withholding
taxes may
further reduce
the amount of
income available
to distribut to
shareholders of
the fund.  The
fund's yield
is therefore
expected to be
lower than
yields of most
funds that
invest mainly in
commons stocks
of U.S.
companies.
  Certain of
  these risks
  may also apply
  to some extent
  to U.S.-traded
  investments
  that are
  denominated in
  foreign
  currencies,
  investments in
  U.S. companies
  that are
  traded in
  foreign
  markets, or to
  investments in
  U.S. companies
  that have
  significant
  foreign
  operations.
  EMERGING
  MARKETS.  The
  risks of
  foreign
  investments
  are typically
  increased in
  less developed
  and developing
  countries,
  which are
  sometimes
  referred to as
  emerging
  markets.  For
  example,
  political and
  economic
  structures in
  these
  countries may
  be young and
  developing
  rapidly, which
  can cause
  instability.
  These
  countries are
  also more
  likely to
  experience
  high levels of
  inflation,
  deflation or
  currency
  devaluation,
  which could
  hurt their
  economies and
  securities
  markets.
  For these and
  other reasons,
  investments in
  emerging
  markets are
  often
  considered
  speculative.
*Derivatives.
The fund may
engage in a
variety of
transactions
involving
derivatives,
such as
futures,
options,
warrants and
swaps.
Derivatives are
financial
instruments
whose value
depends upon,
or is derived
from, the value
of an
underlying
investment,
pool of
investments,
index or
currency.  The
fund's return
on a derivative
typically
depends on the
change in the
value of the
investment,
index or
currency
specified in
the derivative
instrument.
  The fund may
  use
  derivatives
  both for
  hedging and
  non-hedging
  purposes.
  Derivatives
  involve
  special risks
  and
 may result in
    losses.
  The fund will
  be dependent
  on Putnam
  Management's
  ability to
  analyze and
  manage these
  sophisticated
  instruments.
  The prices of
  derivatives
  may move in
  unexpected
  ways,
  especially in
  abnormal
  market
  conditions.
  Some
  derivatives
  are
  "leveraged"
  and therefore
  may magnify
  or otherwise
  increase
  investment
  losses to the
  fund.  The
  fund's use of
  derivatives
  may increase
  the amount of
  taxes payable
  by
  shareholders.
Other risks
         arise
         from
         the
         potent
         ial
  inability to
  terminate or
  sell
  derivatives
  positions.  A
  liquid
  secondary
  market may
  not always
  exist for the
  fund's
  derivative
  positions at
  any time.
  In fact, many
    over-the
  counter
  instruments
  will not be
  liquid.  Over-
  thecounter
  instruments
  also involve
  the risk that
  the other
  party will not
  meet its
  obligations to
  the fund.  For
  further
  information
  about the
  risks of
  derivatives,
  see the
  statement of
  additional
  information
  (SAI).
*SMALLER
COMPANIES.  The
fund may invest
in small and
medium-sized
companies. These
companies are
more likely than
larger companies
to have limited
product lines,
markets or
financial
resources, or to
depend on a
small,
inexperienced
management
group.  Stocks
of these
companies may
trade less
frequently and
in limited
volume, and
their prices may
fluctuate more
than stocks of
other companies.
Stocks of these
companies may
therefore be
more vulnerable
to adverse
developments
than those of
larger
companies.
*FREQUENT
TRADING.  The
fund may buy and
sell investments
relatively
often, which
involves higher
brokerage
commissions and
other expenses
and may increase
the amount of
taxes payable by
shareholders.
*OTHER
INVESTMENTS.  In
addition to the
main investment
strategies
described above,
the fund may
also make other
types of
investments,
such as
investments in
preferred
stocks,
convertible
securities or
fixed income
securities, and,
therefore, may
be subject to
other risks, as
described in the
fund's SAI.
*ALTERNATIVE
STRATEGIES.  At
times Putnam
Management may
judge that
market
conditions make
pursuing the
fund's
investment
strategies
inconsistent
with the best
interests of its
shareholders.
Putnam
Management may
then temporarily
use alternative
strategies that
are mainly
designed to
limit the fund's
losses,
including
investing solely
in the United
States. Although
Putnam
Management has
the flexibility
to use these
strategies, it
may choose not
to for a variety
of reasons, even
in very volatile
market
conditions.
These strategies
may cause the
fund to miss out
on investment
opportunities,
and may prevent
the fund from
achieving its
goal. *CHANGES
IN POLICIES.
The fund's
Trustees may
change the
fund's goal,
investment
strategies and
other policies
without
shareholder
approval, except
as otherwise
indicated.

WHO MANAGES THE
FUND?
The fund's
Trustees oversee
the general
conduct of the
fund's business.
The Trustees
have retained
Putnam
Management to be
the fund's
investment
manager,
responsible for
making
investment
decisions for
the fund and
managing the
fund's other
affairs and
business. The
fund pays Putnam
Management a
quarterly
management fee
for these
services based
on the fund's
average net
assets. The fund
paid Putnam
Management a
management fee
of 1.09% of
average net
assets for the
fund's last
fiscal year.
Putnam
Management's
address is One
Post Office
Square, Boston,
MA 02109.
THE FOLLOWING
OFFICERS OF
PUTNAM
MANAGEMENT HAVE
HAD PRIMARY
RESPONSIBILITY
FOR THE DAY-TO-
DAY MANAGEMENT
OF THE FUND'S
PORTFOLIO SINCE
THE YEARS SHOWN
BELOW.
THEIR RECENT
PROFESSIONAL
EXPERIENCE IS
ALSO SHOWN.

MANAGER
SINCE
EXPERIENCE
Jack P. Chang
1997 Employed
as an
investment
Vice President
professional*
by Putnam
Management
since 1997.
Prior to July,
1997
,
Mr.
Chan
g
was
a
Vice
Pres
iden
t
and
port
foli
o
Mana
ger
at
Colu
mbia
Mana
geme
nt.
Debo
rah
S.
Farr
ell
1997
Empl
oyed
as
an
inve
stme
nt
Seni
or
Vice
Pres
iden
t
prof
essi
onal
* by
Putn
am
Mana
geme
nt
sinc
e
1997
 .
Prio
r to
May,
1997
,
Ms.
Farr
ell
was
a
Port
foli
o
Mana
ger
at
Emer
ging
Mark
ets
Inve
stor
s
Corp
orat
ion
 .
Prio
r to
May,
1994
,
Ms.
Farr
ell
was
Divi
sion
Mana
ger,
Asia
n
Capi
tal
Mark
ets,
at
Inte
rnat
iona
l
Fina
nce
Corp
orat
ion.
Step
hen
Oler
1997
Empl
oyed
as
an
inve
stme
nt
Seni
or
Vice
Pres
iden
t
prof
essi
onal
* by
Putn
am
Mana
geme
nt
sinc
e
1997.
Prior to June,
1997, Mr. Oler
was a Vice
President at
Templeton
Investments.
Prior to March,
1996,
Mr. Oler was a
Senior Vice
President at
Baring Asset
Management Co.
Robert Swift
1996  Employed
as an investment
Managing
Director
professional* by
Putnam
Management since
1995.
Prior to August,
1995, Mr. Swift
was Director and
Senior Portfolio
Manager at IAI
International/Hi
ll Samuel
Investment
Advisors.
*Investment
professional is
defined as a
portfolio
manager and/or
analyst.

*YEAR 2000
ISSUES.  The
fund could be
adversely
affected if the
computer systems
used by Putnam
Management and
the fund's other
service
providers do not
properly process
and calculate
date related
information
relating to the
end of this
century and the
beginning of the
next.  While
year 2000related
computer
problems could
have a negative
effect on the
fund, both in
its operations
and in its
investments,
Putnam
Management is
working to avoid
such problems
and to obtain
assurances from
service
providers that
they are taking
similar steps.
No assurances,
though, can be
provided that
the fund will
not be
adversely
impacted
by these
matters.

HOW DOES THE
FUND PRICE ITS
SHARES?
The price of
the fund's
shares is based
on its net
asset value
(NAV).  The NAV
per share of
each class
equals the
total value of
its assets,
less its
liabilities,
divided by the
number of its
outstanding
shares. Shares
are only valued
as of the close
of regular
trading on the
New York Stock
Exchange each
day the exchange
is open.
The fund values
investments for
which market
quotations are
readily
available at
market value. It
values short-
term investments
maturing within
60 days at
amortized cost,
which
approximates
market value. It
values all other
investments and
assets at their
fair value.
The fund
translates
prices for its
investments
quoted in
foreign
currencies into
U.S. dollars at
current exchange
rates. As a
result, changes
in the value of
those currencies
in relation to
the U.S. dollar
will affect the
fund's NAV.
Because foreign
markets may be
open at
different times
than the New
York Stock
Exchange, the
value of the
fund's shares
may change on
days when
shareholders are
not able to buy
or sell them. If
events
materially
affecting the
values of the
fund's foreign
investments
occur between
the close of
foreign markets
and the close of
regular trading
on the New York
Stock Exchange,
these
investments will
be valued at
their fair
value.

HOW DO I BUY
FUND SHARES? You
can open a fund
account with as
little as $500
and make
additional
investments at
any time with as
little as $50.
The fund sells
its shares at
the offering
price, which is
the NAV plus any
applicable sales
charge. Your
financial
advisor or
Putnam Investor
Services
generally must
receive your
completed buy
order before the
close of regular
trading on the
exchange for
your shares to
be bought at
that day's
offering price.
You can buy
shares
*THROUGH A
FINANCIAL ADVISOR
Your advisor will
be responsible
for furnishing
all necessary
documents to
Putnam Investor
Services, and may
charge you for
his or her
services.
*THROUGH
SYSTEMATIC
INVESTING You can
make regular
investments of
$25 or more per
month through
automatic
deductions from
your bank
checking or
savings account.
Application forms
are available
through your
advisor or Putnam
Investor Services
at 1-800-225-
1581. You may
also complete an
order form and
write a check for
the amount you
wish to invest,
payable to the
fund. Return the
check and
completed form to
Putnam Mutual
Funds.
The fund may
periodically
close to new
purchases of
shares or refuse
any order
to buy shares if
the fund
determines that
doing so would
be in the best
interests of the
fund and its
shareholders.

WHICH CLASS OF
SHARES IS BEST
FOR ME? This
prospectus
offers you a
choice of three
classes of fund
shares: A, B,
and M. This
allows you to
choose among
different types
of sales charges
and different
levels of
ongoing
operating
expenses, as
illustrated in
the "Fees and
expenses"
section. The
class of shares
that is best for
you depends on a
number of
factors,
including the
amount you plan
to invest and
how long you
plan to hold the
shares. Here is
a summary of the
differences
among the
classes of
shares:

CLASS A SHARES

*Initial sales
charge of up to
5.75% *Lower
sales charge for
investments of
$50,000 or more
*No deferred
sales charge
(except on
certain
redemptions of
shares bought
without an
initial sales
charge)
*Lower annual
expenses, and
higher
dividends, than
class B or M
shares because
of lower 12b-1
fee


CLASS B SHARES

*No initial sales
charge; your
entire investment
goes to work for
you
*Deferred sales
charge of up to
5% if you sell
shares within 6
years after you
bought them
*Higher annual
expenses, and
lower dividends,
than class A or M
shares because of
higher 12b-1 fee
*Convert
automatically to
class A shares
after about 8
years, reducing
the future 12b-1
fee (may convert
sooner in some cases)
O    Orders for class
B
shares for more
      than $250,000
      are treated as
      orders for
      class A shares
      or refused

CLASS M SHARES

*   Initial sales
charge of up to 3.50%
*          Lower
sales charges
for larger
   investments of
     $50,000 or
more
*   No deferred sales
charge
*          Lower
annual
expenses, and
     higher
dividends,
     than class B
shares
     because of
     lower 12b1
     fee
*
Higher annual
expenses, and
     lower
     dividends,
     than class
     A shares
     because of
     higher 12b-
     1 fee
*          No
conversion to
class A
     shares, so
     future 12b
     1 fee does
     not
     decrease

INITIAL SALES
CHARGES FOR
CLASS A AND M
SHARES
       <caption
>
CLASS A SALES CHARGE    CLASS M
SALES CHARGE AS A PERCENTAGE OF:
--------------------------
AMOUNT OF PURCHASE    NET AMOUNT
OFFERING  NET
AMOUNT   OFFERING
                      PRICE       PRICE
           ($)INVESTED   PRICE ---------
           -----------------------------
           ------

Under 50,000              6.10%    5.75%
3.63%
3.50%
50,000 but under 100,000  4.71     4.50
2.56
2.50
100,000 but under 250,000 3.63     3.50
1.52 1.50
250,000 but under 500,000 2.56     2.50
1.01 1.00
500,000 but under 1,000,0002.04    2.00
NONE NONE 1,000,000 and above      NONE
NONE
NONE        NONE ----------------------
     ---------------------

DEFERRED SALES CHARGES FOR CLASS B AND
CERTAIN CLASS A SHARES
If you sell (redeem) class B shares
within six years after you
bought them, you
will generally
pay a deferred
sales charge
according to the
following
schedule.


YEAR AFTER
PURCHASE    1
2    3    4 5         6
7+

CHARGE 5%   4%
3%   3%
2%   1%   0%


A deferred sales
charge of up to
1% may apply to
class A shares
purchased
without an
initial sales
charge, if
redeemed within
two years after
purchase.
Deferred sales
charges will be
based on the
lower of the
shares' cost and
current NAV.
Shares not
subject to any
charge will be
redeemed first,
followed by
shares held
longest.  You
may sell shares
acquired by
reinvestment of
distributions
without a charge
at any time.
*    YOU MAY BE
ELIGIBLE FOR
REDUCTIONS
AND WAIVERS OF
SALES CHARGES.
Sales charges
may be reduced
or waived under
certain
circumstances
and for certain
groups.
Information
about reductions
and waivers of
sales charges is
included in the
SAI.  You may
consult your
financial
advisor or
Putnam Mutual
Funds for
assistance.
*
DISTRIBUTION
(12B-1)
PLANS. The
fund has
adopted
distribution
plans to pay
for the
marketing of
fund shares
and
for services
provided to
shareholders.
The plans
provide for
payments at
annual rates
(based on
average net
assets) of up to
0.35% on class A
shares and 1.00%
on class B and
class M shares.
The Trustees
currently limit
payments on
class A and
class M shares
to 0.25% and
0.75% of average
net assets,
respectively.
Because these
fees are paid
out of the
fund's assets on
an ongoing
basis, they will
increase the
cost of your
investment. The
higher fees for
class B and
class M may cost
you more than
paying the
initial sales
charge for class
A shares.
Because class M
shares, unlike
class B shares,
do not convert
to class A
shares, class M
shares may cost
you more over
time than class
B shares.

HOW DO I SELL
FUND SHARES? You
can sell your
shares back to
the fund any day
the New York
Stock Exchange
is open, either
through your
financial
advisor or
directly to the
fund. Payment
for redemptions
may be delayed
until the fund
collects the
purchase price
of shares, which
may take up to
15 calendar days
after the
purchase date.

*    SELLING
SHARES THROUGH
YOUR FINANCIAL
ADVISOR. Your
advisor must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange to
receive that
day's NAV, less
any applicable
deferred sales
charge. Your
advisor will be
responsible for
furnishing all
necessary
documents to
Putnam Investor
Services on a
timely basis and
may charge you
for his or her
services.
*    SELLING
SHARES DIRECTLY
TO THE FUND.
Putnam Investor
Services must
receive your
request in
proper form
before the close
of regular
trading on the
New York Stock
Exchange in
order to receive
that day's NAV,
less
any applicable
sales charge. By
mail. Send a
signed letter of
instruction to
Putnam Investor
Services. If you
have
certificates for
the shares you
want to sell,
you must include
them along with
completed stock
power forms. By
telephone. You
may use Putnam's
Telephone
Redemption
Privilege to
redeem shares
valued at less
than $100,000
unless you have
notified Putnam
Investor
Services of an
address change
within the
preceding 15
days. Unless you
indicate
otherwise on the
account
application,
Putnam Investor
Services will be
authorized to
accept
redemption and
transfer
instructions
received by
telephone.
The Telephone
Redemption
Privilege is not
available if
there are
certificates for
your shares. The
Telephone
Redemption
Privilege may be
modified or
terminated
without notice.
*    ADDITIONAL
DOCUMENTS. If
you
*    sell
shares with a
value of
$100,000 or
more, *    want
your redemption
proceeds sent
to an address
other than your
address as it
appears on
Putnam's
records, or
*    have
notified Putnam
of a change in
address within
the preceding 15
days, the
signatures of
registered owners
or their legal
representatives
must be
guaranteed by a
bank, broker
dealer or certain
other financial
institutions.
Stock power forms
are available
from your
financial
advisor, Putnam
Investor
Services and
many commercial
banks. Putnam
Investor
Services usually
requires
additional
documents for
the sale of
shares by a
corporation,
partnership,
agent or
fiduciary, or a
surviving joint
owner. Contact
Putnam Investor
Services for
details.
*    WHEN WILL
THE FUND PAY ME?
The fund
generally sends
you payment for
your shares
the business day
after your
request is
received. Under
unusual
circumstances,
the fund may
suspend
redemptions, or
postpone payment
for more than
seven days as
permitted by
federal
securities laws.
*    REDEMPTION
BY THE FUND. If
you own fewer
shares than the
minimum set by
the Trustees
(presently 20
shares), the
fund may redeem
your shares
without your
permission and
send you the
proceeds. The
fund may also
redeem shares if
you own shares
more than a
maximum amount
set by the
Trustees. There
is presently no
maximum, but the
Trustees could
set a maximum
that applies to
both present and
future
shareholders.

HOW DO I
EXCHANGE FUND
SHARES?
If you want to
switch your
investment from
one Putnam fund
to another, you
can exchange
your fund shares
for shares of
the same class
of another
Putnam fund at
NAV. Not all
Putnam funds
offer all
classes of
shares or are
open to new
investors. If
you exchange
shares subject
to a deferred
sales charge,
the transaction
will not be
subject to the
deferred sales
charge.  When
you redeem the
shares acquired
through the
exchange, the
redemption may
be subject to
the deferred
sales charge,
depending upon
when you
originally
purchased the
shares. The
deferred sales
charge will be
computed using
the schedule of
any fund into or
from which you
have exchanged
your shares that
would result in
your paying the
highest deferred
sales charge
applicable to
your class of
shares.   For
purposes of
computing the
deferred sales
charge, the
length of time
you have owned
your shares will
be measured from
the date of
original
purchase and
will not be
affected by any
exchange.
To exchange your
shares,
complete an
Exchange
Authorization
Form and send it
to Putnam
Investor
Services. The
form is
available from
Putnam Investor
Services. A
Telephone
Exchange
Privilege is
currently
available for
amounts up to
$500,000.  The
Telephone
Exchange
Privilege is not
available if the
fund issued
certificates for
your shares.
Ask your
financial
advisor or
Putnam Investor
Services for
prospectuses of
other Putnam
funds. Some
Putnam funds are
not available in
all states.
The exchange
privilege is not
intended as a
vehicle for
short-term
trading.
Excessive
exchange
activity may
interfere with
portfolio
management and
have an adverse
effect on all
shareholders. In
order to limit
excessive
exchange
activity and
otherwise
promote the best
interests of the
fund, the fund
reserves the
right to revise
or terminate the
exchange
privilege, limit
the amount or
number of
exchanges or
reject any
exchange. The
fund into which
you would like
to exchange may
also reject your
exchange. These
actions may
apply to all
shareholders or
only to those
shareholders
whose exchanges
Putnam
Management
determines are
likely to have a
negative effect
on the fund or
other Putnam
funds. Consult
Putnam Investor
Services before
requesting an
exchange.

FUND
DISTRIBUTIONS
AND TAXES The
fund distributes
any net
investment
income and any
net realized
capital gains at
least once a
year. You may
choose to:

*reinvest all
distributions in
additional
shares; *receive
any
distributions
from net
investment
income in cash
while
reinvesting
capital gains
distributions in
additional
shares; or
*receive all
distributions in
cash.

If you do not
select an option
when you open
your account,
all
distributions
will be
reinvested. If
you do not cash
a distribution
check within a
specified period
or notify Putnam
Investor
Services to
issue a new
check, the
distribution
will be
reinvested in
the fund. You
will not receive
any interest on
uncashed
distribution or
redemption
checks.
Similarly, if
any
correspondence
sent by the fund
or Putnam
Investor
Services is
returned as
"undeliverable,"
fund
distributions
will
automatically be
reinvested in
the fund or in
another Putnam
fund.
For federal
income tax
purposes,
distributions of
investment
income are
taxable as
ordinary income.
Taxes on
distributions of
capital gains
are determined
by how long the
fund owned the
investments that
generated them,
rather than how
long you have
owned your
shares.
Distributions
are taxable to
you even if they
are paid from
income or gains
earned by the
fund before your
investment (and
thus were
included in the
price you paid).
Distributions of
gains from
investments that
the fund owned
for more than
one year will be
taxable as
capital gains.
Distributions of
gains from
investments that
the fund owned
for one year or
less will be
taxable as
ordinary income.
Distributions
are taxable
whether you
received them in
cash or
reinvested them
in additional
shares.
THE FUND'S
INVESTMENT IN
FOREIGN
SECURITIES MAY
BE SUBJECT TO
FOREIGN
WITHHOLDING
TAXES.  IN THAT
CASE, THE FUND'S
YIELD ON THOSE
SECURITIES WOULD
BE DECREASED.
SHAREHOLDERS MAY
BE ENTITLED TO
CLAIM A CREDIT
OR DEDUCTION
WITH RESPECT TO
FOREIGN TAXES.
IN ADDITION, THE
FUND'S
INVESTMENTS IN
FOREIGN
SECURITIES OR
FOREIGN
CURRENCIES MAY
INCREASE THE
AMOUNT OF TAXES
PAYABLE BY
SHAREHOLDERS.
Any gain
resulting from
the sale or
exchange of your
shares will
generally also
be subject to
tax.  You should
consult your tax
advisor for more
information on
your own tax
situation,
including
possible
foreign, state
and local taxes.
FINANCIAL
HIGHLIGHTS
The financial
highlights table
is intended to
help you
understand the
fund's recent
financial
performance.
Certain
information
reflects
financial
results for a
single fund
share. The total
returns
represent the
rate that an
investor would
have earned or
lost on an
investment in
the fund,
assuming
reinvestment of
all dividends
and
distributions.
This information
has been audited
by
PricewaterhouseC
oopers LLP. Its
report and the
fund's financial
statements are
included in the
fund's annual
report to
shareholders,
which is
available upon
request.

FINANCIAL
HIGHLIGHTS
CLASS A (for a share outstanding
throughout the period)
           YEAR ENDED
SEPTEMBER 30
                  1998
1997
1996  1995+ NET ASSET VALUE,
BEGINNING OF PERIOD$13.60
$11.69 $10.29 $8.50

INVESTMENT OPERATIONS
Net investment income (loss) (a)
(.04)(.03) .04  .02
Net realized and unrealized
gain (loss) on investments
(1.63)1.98 1.37 1.77

TOTAL FROM INVESTMENT OPERATIONS
(1.67)1.95 1.41 1.79 LESS
DISTRIBUTIONS FROM:
Net investment income (.01)
(.04)(.01)  -Net realized gain
on investments (1.11)--(e) --(e)
--

Return of  Capital--(e) --    --
--
TOTAL DISTRIBUTIONS(1.12)
(.04)(.01)  --

NET ASSET VALUE (NAV)
END OF PERIOD
$10.81   $13.60 $11.69
$10.29
RATIOS AND SUPPLEMENTAL
DATA
TOTAL INVESTMENT RETURN AT
NAV (%) (C)          (12.37) 16.74
13.76 21.06*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)        $630,422
$859,999 $499,396 $15,137

Ratio of expenses to average
net assets (%)       (d)1.75
1.75
1.95(b)   1.23 (b)*
Ratio of net investment income
to average net assets (%)
(.30)(.24) .34 .86* Portfolio
turnover rate (%) 170.28 141.29
24.69     9.24*

+For the period from the
commencement
of operations on January 3,
     1995
    through
 September 30,
1995.
*Not
annualized.
aPer share net
investment
income has
been determined
    on the
basis of the
   weighted
average number
      of
shares
 outstanding
during the
period.
bReflects an
expense
limitation in
 effect during
the period. As
a result
 of this
limitation,
expenses of
class
 A shares for
  the periods
ended
 September 30,
   1995 and
1996 reflect a
 reduction of
less than $0.02
and $0.01
   per share,
  respectively.
cTotal return
assumes dividend
reinvestment and
    does not
reflect the
 effect of sales
charges. dThe
ratio of
expenses to
average net
   assets for
periods ended on
or after
 September 30,
1995 (includes
amounts
 paid through
expense offset
 arrangements
and brokerage
service
 arrangements).
e   Per share
distributions
were less than
$.01 per share,
variances may
occur due to
rounding.

FINANCIAL
HIGHLIGHTS
          CLASS B
(for a share
outstanding
throughout the
period)
                YEAR ENDED SEPTEMBER
30
                    1998     1997
1996   1995+ NET ASSET VALUE,
BEGINNING OF PERIOD$13.45   $11.61
$10.28 $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)
(.13)(.13) (.05)     (.01) Net
realized and unrealized
gain (loss) on investments
(1.60)1.97 1.39  .04

TOTAL FROM INVESTMENT OPERATIONS
(1.73)1.84
1.34 .03

LESS DISTRIBUTIONS FROM:
Net investment income   --    --
(.01)  --

Net realized gain on investments
(1.11)--(d) -(d)     -Return of
Capital --(d) --    --   -TOTAL
DISTRIBUTIONS(1.11)     --
(.01)  --

Net asset value (NAV)
end of period      $10.61  $13.45
$11.61 $10.28
RATIOS AND SUPPLEMENTAL DATA
TOTAL INVESTMENT RETURN AT
NAV (%) (B)       (12.98)  15.87
13.02    .29*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)  $803,785
$1,079,912 $573,129 $7,053

Ratio of expenses to average
net assets (%) (c)2.50 2.502.72(b)
 .83(e)* Ratio of net investment
income
(loss) to average net assets (%)
(1.05)(.99) (.43)     (.20)*
Portfolio turnover rate (%) 170.28
141.29        24.69     9.24*
+For the period from the
commencement
 of operations on July 21, 1995
through
 September 30, 1995.
*Not
annualized.
aPer share
net
investment
income has
 been
determined
on the basis
of the
  weighted
   average
   number
of shares
 outstanding
during the
period.
bTotal
return
assumes
dividend
 reinvestment
 and does not
reflect the
 effect of
sales charges.
cThe ratio of
expenses to
average net
  assets for
 periods ended
on or after
 September 30,
1995 (includes
amounts
 paid through
    expense
offset
 arrangements
 and brokerage
service
 arrangements).
dPer share
distributions
were less than
   $0.01 per
    share,
   variances
may occur
 due to
rounding.
eReflects an expense
limitation in
 effect during the period.
As a result
 of this limitation,
expenses of class
 A shares for the periods
ended
 September 30, 1995 and
September 30,
 1996 reflect a reduction
of less than
 $0.02 and $0.01 per share,
 respectively.

FINANCIAL HIGHLIGHTS
CLASS M (for a share outstanding
throughout the period)
                YEAR ENDED SEPTEMBER
30
                    1998    1997
1996  1995+
NET ASSET VALUE,
BEGINNING OF PERIOD$13.51   $11.64
$10.29 $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income(loss) (a)
(.10)(.10)
(.02)     --
Net realized and unrealized
gain (loss) on investments
(1.61)1.98 1.38  .04

TOTAL FROM INVESTMENT OPERATIONS
(1.71)1.88  1.36 .04
LESS DISTRIBUTIONS FROM:
Net investment income   --
(.01)(e)(.01)--

Net realized gain on investments
(1.11)--(e) --(e)     -

Return of  Capital --(e)--    --   --
TOTAL DISTRIBUTIONS
(1.11)(.01)(.01)  --

Net asset value (NAV)
end of period    $10.69  $13.51
$11.64 $10.29
RATIOS AND SUPPLEMENTAL DATA
TOTAL INVESTMENT RETURN AT
NAV (%) (C)
(12.76)16.12 13.22 .39*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)  $63,967
$91,390 $52,182 $1,259

Ratio of expenses to average
net assets (%) (d)2.25 2.25
2.46(b) .79(b)* Ratio of net
investment income
to average net assets (%)
(.80)(.74)(.17) (.15)*
Portfolio turnover rate (%)
170.28 141.29 24.69   9.24*

+For the period from the
commencement
of operations on July 21, 1995
            through
 September 30, 1995.
*Not annualized.
aPer share net investment income
has been determined on the basis of
the weighted average number of
shares outstanding during the
period. bReflects an expense
limitation in
 effect during
  the period.
        As a
result
 of this
limitation,
expenses of
class
 A shares for
  the periods
ended
 September 30,
   1995 and
September 30,
1996 reflect a
   reduction
of less than
$0.02 and $0.01
  per share,
 respectively.
cTotal return
assumes
dividend
 reinvestment
 and does not
reflect the
 effect of
sales charges.
dThe ratio of
expenses to
average net
  assets for
 periods ended
on or after
 September 30,
1995 (includes
amounts
 paid through
    expense
offset
 arrangements
 and brokerage
service
 arrangements).
ePer share
distributions
were less than
   $0.01 per
    share,
   variances
may occur
 due to
rounding.

FOR MORE
INFORMATION
ABOUT PUTNAM

INTERNATIONAL
NEW
OPPORTUNITIES
FUND

The fund's
statement of
additional
information
(SAI) and
annual and semi-
annual reports
to shareholders
include
additional
information
about the fund.
The
SAI, and
the
auditor's
report and
financial
statements
included
in the
fund's
most
recent
annual
report to
its
shareholde
rs, are
incorporat
ed by
reference
into this
prospectus
, which
means they
are part
of this
prospectus
for legal
purposes.
The fund's
annual
report
discusses
the market
conditions
and
investment
strategies
that
significan
tly
affected
the fund's
performanc
e during
its last
fiscal
year. You
may get
free
copies of
these
materials,
request
other
informatio
n about
the fund
and other
Putnam
Funds, or
make
shareholde
r
inquiries,
by
contacting
your
financial
advisor or
Putnam's
web site,
or by
calling
Putnam
tollfree
at 1-
800225-
1581.

You may
review and
copy
informatio
n about
the fund,
including
its SAI,
at the
Securities
and
Exchange
Commission
's public
reference
room in
Washington,
D.C. You may
call the
Commission at
1-800-SEC 0330
for
information
about the
operation of
the public
reference
room. You may
also access
reports and
other
information
about the fund
on the
Commission's
Internet site
at
http://www.sec
 .gov. You may
get copies of
this
information,
with payment
of a
duplication
fee, by
writing the
Public
Reference
Section of the
Commission,
Washington,
D.C. 20549-
6009. You may
need to refer
to the fund's
file number.

PUTNAM
INVESTMENTS
           One
           Pos
           t
           Off
           ice
           Squ
           are
Boston,
Massachusetts
02109 Toll-
free 1-800-225
1581

    Address
           correspondence
           to Putnam
           Investor
           Services P.O.
           Box 989

Boston MA  02103

www.putnaminv.co
m
           File
No. 811-7237

Prospectus
January 30, 1999
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
FUND

CLASS A SHARES-FOR ELIGIBLE RETIREMENT
PLANS INVESTMENT CATEGORY: GROWTH
This prospectus explains what you should
know about this mutual fund before you
invest. Please read it carefully. THIS
PROSPECTUS ONLY OFFERS CLASS A SHARES OF
THE FUND WITHOUT A SALES CHARGE TO
ELIGIBLE RETIREMENT PLANS.
Putnam Investment Management, Inc.
(Putnam Management), which has managed
mutual funds since 1937, manages the
fund.
These securities have not been approved
or disapproved by the U.S. Securities and
Exchange Commission nor has the
Commission passed upon the accuracy or
adequacy of this prospectus.  Any
statement to the contrary is a crime.
 CONTENTS
 1        Fund summary
 2
Goal
2Main investment
   strategies
 2          Main
risks
  2Performance
   information
 3   Fees and
expenses
4What are the fund's
             main
             investment
             strategies
 and related risks?
7Who manages
  the fund?
8How does
       the
       fund
       price
       its
       share
       s?
  8How do I
  buy fund
shares?
10How do I
       sell
       fund
       share
       s?
 10How do I
  exchange
fund shares?
   10Fund
distribution
      s
and taxes
 11Financial
highlights


           P
           u
           t
           n
           a
           m
           D
           e
           f
           i
           n
           e
           d
           C
           o
           n
           t
           r
           i
           b
           u
           t
           i

on Plans


[PUTNAM TO SUPPLY LOGO]
Fund summary
GOAL
The fund seeks long-
term capital
appreciation.

MAIN INVESTMENT
STRATEGIES--GROWTH
Under normal market
conditions, the fund
generally diversifies
its investments among a
number of different
countries by investing
at least 65% of its
total assets in at
least three countries
other than the United
States.  The fund
invests mainly in
growth stocks, which
are stocks issued by
companies whose
earnings Putnam
Management believes are
likely to grow faster
than the economy as a
whole.  Growth in
earnings may lead to an
increase in the price
of the stock.
The fund may invest in companies
of any size. The fund emphasizes
investments in developing or
emerging markets.

MAIN RISKS
The main risks that could
adversely
affect the value of this
fund's shares
and the total return on your
investment include
*The risks of investing
outside the United
States such as currency
fluctuations,
economic or financial
instability, or
unfavorable political
or legal developments
in international
markets.  These risks
are increased when
investing in emerging
markets. *The risk that
the stock price of one
or more of the
companies in the fund's
portfolio will
fall, or will fail to
appreciate as
anticipated by Putnam
Management. Many
factors can adversely
affect a stock's
performance.  This risk
is generally greater
for small and
mediumsized companies,
which tend to be more
vulnerable to adverse
developments.

*The risk that movements in the
securities markets will adversely affect the value of the fund's investments, regardless of how well the companies in the fund's portfolio perform.

  You can lose money by investing in the
 fund.  The fund may not achieve
     its goals,
  and is not
  intended as a
  complete
  investment
  program. An
  investment in the
  fund is not a
  deposit of a bank
  and is
  not insured or
  guaranteed by the
  Federal Deposit
  Insurance
  Corporation or any
  other government
  agency.
PERFORMANCE
INFORMATION
The following
information provides
some indication of
the fund's risks.
The chart shows year-
to-date changes in
the performance of
the fund's class A
shares.  The table
following the chart
compares the fund's
performance to that
of a broad measure of
market performance.
Of course, the fund's
past performance is
not an indica+tion of
future performance.

CALENDAR YEAR TOTAL
RETURNS FOR CLASS A
SHARES 1996 16.88
1997 1.58
1998

Year-to-date
performance through
12/31/98 was [
]%. During the period
covered by the bar
chart, the highest
return for a calendar
was [ ]% (quarter
ending [     /  /  ])
and the lowest return
for a calendar
quarter was [   ]%
(quarter ending [  /
/  ]).

AVERAGE ANNUAL TOTAL RETURNS
                (for periods
                ending
                12/31/98)
                PAST SINCE
            1 YEAR
INCEPTION*
CLASS A         %           %
MSCI EAFE INDEX %           %
*INCEPTION DATE:  CLASS A - 1/3/95

Class A performance reflects the waiver
of sales charges for purchases through
eligible retirement plans. The fund's
performance through 1996 benefited from
Putnam Management's agreement to limit
the fund's expenses.  The fund's
performance is compared to the MSCI EAFE
Index, an index of approximately 1,045
equity securities issued by companies
located in 18 countries and listed on
the stock exchanges of Europe,
Australasia, and the Far East.

FEES AND EXPENSES
This table summarizes the expenses you
may pay if
you invest in class A shares of the
fund.  Except as noted, expenses are
based on the fund's last fiscal year.
ANNUAL FUND OPERATING EXPENSES
(expenses that are
deducted from fund
assets)

                              T
                              o
                              t
                              a
                              l
                              A
                              n
                              n
                              u
                              a
                              l
                              F
                              u
                              n
                              d
Management
Distribution    Other
Operating
Fees      12b-1 fees
expenses
Expenses
1.09%          0.25%
0.41%
1.75%


EXAMPLE
This example translates the
"total annual fund operating
expenses" shown in the
preceding table
into dollar amounts.  By
doing this,
you can easily compare
the cost of investing in
the fund to the cost of
investing in other
mutual funds. The
example makes certain
assumptions. It assumes
that you invest $10,000
in the fund for the time
periods shown and then
redeem all your shares
at the end of those
periods. It also assumes
a 5% return on your
investment each year and
that the fund's
operating expenses
remain the same. The
example is hypothetical;
your actual costs and
returns may be higher or
lower.

    1 YEAR   3 YEARS
            5
YEARS  10 YEARS
CLASS A         $178
$551    $949 $2,062

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES
AND RELATED RISKS? Any
investment carries
with it some level of
risk generally
representing potential
for reward.  The fund
pursues its goal of
longterm capital
appreciation by
investing mainly in
growth companies
outside the United
States. Putnam
Management will
consider, among other
things, a  company's
financial strength,
competitive position
in its industry and
projected future
earnings and dividends
when deciding whether
to buy or sell
investments.
A description of the
risks associated with
the fund's main
investment strategies
follow. *COMMON
STOCKS.  Common stock
represents an
ownership interest in
a company.  The value
of a company's stock may
fall as a result of
factors relating directly
to that company, such as
decisions made by its
management or lower
demand for the company's
products or services.
Similarly, a stock's
value may fall because of
factors affecting not
just the company, but
companies in a number of
different industries such
as increases in
production costs.  The
value of a company's
stock may also be
affected by changes
in financial market
conditions that are
relatively unrelated to
the company or its
industry, such as changes
in interest rates or
currency exchange rates.
In addition, a company's
stock generally pays
dividends only after the
company makes required
payments to holders of
its bonds and other debt.
For this reason, the
value of the
stock will usually react
more strongly than the
bonds and other debt to
actual or perceived
changes in the company's
financial condition or
prospects.
*GROWTH STOCKS.  The fund
mainly invests in stocks
of companies which Putnam
Management believes have
earnings that are likely
to grow faster than the
economy as a whole. These
growth stocks typically
trade at higher multiples
of current earnings than
other stocks. Therefore,
the values of growth
stocks may be more
sensitive to changes in
current or expected
earnings than the values
of other stocks.  If
Putnam Management's
assessment of the
prospects for the
company's earnings growth
is wrong, or if its
judgment about how other
investors will value the
company's earnings growth
is wrong, then the price
of the company's stock
may fall or not approach
the value that Putnam
Management has placed on
it.
*FOREIGN INVESTMENTS.
The fund may invest
without limit in
securities of foreign
issuers. Foreign
investments involve
certain special risks,
including *Unfavorable
changes in currency
exchange rates:
Foreign investments
are normally issued
and traded in foreign
currencies. As a
result, their values
may be affected by
changes in the
exchange rates between
particular foreign
currencies and the
U.S. dollar.
*Political and
economic developments:
Foreign investments
may be subject to the
risks of seizure by a
foreign government,
imposition of
restrictions on the
exchange or transport
of foreign currency,
and tax increases.
*Unreliable or
untimely information:
There may be less
information publicly
available about a
foreign company than
about most U.S.
companies, and foreign
companies are usually
not subject to
accounting, auditing
and financial
reporting standards
and practices
comparable to those in
the United States.
*Limited legal recourse:  Legal
remedies for investors such as the fund
may be more limited than those
available in the United States.
*Limited markets:
Certain foreign
investments may be
less liquid (harder to
buy and sell) and more
volatile than domestic
investments, which
means that the fund
may at times be unable
to sell these less
liquid foreign
investments at
desirable prices. For
the same reason, the
fund may at times find
it difficult to value
its foreign
investments. *Trading
Practices:  Brokerage
commissions and other
fees are generally
higher for foreign
investments than for
domestic investments.
The procedures and
rules for settling
foreign transactions
may also involve
delays in payment,
delivery or recovery
of money or
investments. Special
U.S. tax
considerations may
apply to the fund's
foreign investments.
*Lower yield:  Common
stocks of foreign
companies have
historically offered
lower dividends than
comparable U.S.
companies. Foreign
withholding taxes may
further reduce
the amount of income
available to distribut
to shareholders of the
fund.  The fund's
yield is therefore
expected to be lower
than yields of most
funds that invest
mainly in commons
stocks of U.S.
companies.
  Certain of these
  risks may also apply
  to some extent to
  U.S.traded
  investments that are
  denominated in
  foreign currencies,
  investments in U.S.
  companies that are
traded in foreign
markets, or to
investments in U.S.
companies that have
significant foreign
operations.
  EMERGING MARKETS.
  The risks of foreign
  investments are
  typically increased
  in
less developed and
    developing
    countries,
  which are
  sometimes
  referred to as
  emerging markets.
  For example,
  political and
  economic
  structures in
  these countries
  may be young and
  developing
  rapidly, which
  can cause
  instability.
  These countries
  are also more
  likely to
  experience high
  levels of
  inflation,
  deflation or
  currency
  devaluation,
  which could hurt
  their economies
  and securities
  markets.  For
  these and other
  reasons,
  investments in
  emerging markets
  are often
  considered
  speculative.
*Derivatives. The fund
may engage in a variety
of transactions
involving derivatives,
such as futures,
options, warrants and
swaps. Derivatives are
financial instruments
whose value depends
upon, or is derived
from, the value of an
underlying investment,
pool of investments,
index or currency. The
fund's return on a
derivative typically
depends on the change
in the value of the
investment, index or
currency specified in
the derivative
instrument.
 The fund may use
            derivatives
            both for
            hedging
  and non-hedging
  purposes. Derivatives
  involve special risks
  and may result in
  losses.  The fund
  will be dependent on
  Putnam Management's
  ability to analyze
  and manage these
  sophisticated
  instruments.  The
  prices of derivatives
  may move in
  unexpected ways,
  especially in
  abnormal market
  conditions. Some
  derivatives are
  "leveraged" and
  therefore may magnify
  or otherwise increase
  investment losses to
  the fund.  The fund's
  use of derivatives
  may increase the
  amount of taxes
  payable by
  shareholders.
  Other risks arise
  from the potential
  inability to
  terminate or sell
  derivatives
  positions.  A liquid
  secondary market may
  not always exist for
  the fund's derivative
  positions at any
  time. In fact, many
  overthe-counter
  instruments will not
  be liquid. Over-the-
  counter instruments
  also involve the risk
  that the other party
  will not meet its
  obligations to the
  fund.  For further
  information about the
  risks of derivatives,
  see the statement of
  additional
  information (SAI).
*SMALLER COMPANIES.
The fund may invest in
small and medium-sized
companies.  These
companies are more
likely than larger
companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. *FREQUENT TRADING. The fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses and may increase the amount of taxes payable by shareholders. *OTHER INVESTMENTS. In addition to the main investment strategies described above, the fund may also make other types of investments, such as investments in preferred stocks, convertible securities or fixed income securities, and, therefore, may be subject to other risks, as described in the fund's SAI.
*ALTERNATIVE STRATEGIES.  At times
Putnam Management may judge that market
conditions
make pursuing the fund's investment
strategies inconsistent with the best
interests of its shareholders.  Putnam
Management may then temporarily use
alternative strategies that are mainly
designed to limit the fund's losses,
including investing solely in the
United States. Although Putnam
Management has the flexibility to use
these strategies, it may choose not to
for a variety of reasons, even in very
volatile market conditions.
These strategies may cause the fund to
miss out on investment opportunities,
and may prevent the fund from achieving
its goal.
*CHANGES IN POLICIES.  The fund's
Trustees may change the fund's goal,
investment strategies and other
policies without shareholder approval,
except as otherwise indicated.

WHO MANAGES THE FUND?
The fund's Trustees oversee the general
conduct of the fund's business. The
Trustees have retained
Putnam Management to be
the fund's investment
manager, responsible
for making investment
decisions for the fund
and managing the fund's
other affairs and
business. The fund pays
Putnam Management a
quarterly management
fee for these services
based on the fund's
average net assets. The
fund paid Putnam
Management a management
fee of 1.09% of average
net assets for the
fund's last fiscal
year. Putnam
Management's address is
One Post Office Square,
Boston, MA 02109. The
following officers of
Putnam Management
have had primary
responsibility for the
day-today management of
the fund's portfolio
since the years shown
below.  Their recent
professional experience
is also
shown.

MANAGER   SINCE     EXPERIENCE
Jack P. Chang       1997 Employed as an
investment Vice President professional*
by  Putnam
Management since 1997.
Prior to July, 1997, Mr.
Chang was a Vice President
and Portfolio Manager at
Columbia Management.
Deborah S. Farrell  1997 Employed as an
investment Senior Vice President
professional* by Putnam
Management since 1997.
Prior to May, 1997, Ms.
Farrell was a Portfolio
Manager at Emerging
Markets Investors Corporation.  Prior to
May, 1994, Ms. Farrell was
Division Manager, Asian
Capital Markets, at International
Finance
Corporation. Stephen Oler        1997
Employed as an investment Senior Vice
President      professional* since 1997.
Prior to June, 1997, Mr. Oler
was a Vice President at
Templeton Investments. Prior to March,
1996, Mr. Oler was a Senior Vice
President at Baring Asset Management Co.
Robert Swift        1996 Employed as an
investment Managing Director
professional* by Putnam Management since
1995.                       Prior to
August, 1995, Mr.
Swift was Director and Senior Portfolio
Manager at
IAI
International/Hill Samuel
Investment Advisors. *Investment
professional means that the manager was
either a portfolio manager or analyst.

*    YEAR 2000 ISSUES.  The fund could be
adversely affected if the computer
systems used by Putnam Management and the fund's other service providers do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the fund, both in its operations and in its investments, Putnam Management is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the fund will not be adversely impacted by these matters.

HOW DOES THE FUND PRICE ITS SHARES?
The price of the fund's shares is based
on
its net asset value (NAV).  The NAV per
share of
each class equals the total value of
its assets, less its liabilities,
divided by the number of its
outstanding shares. Shares are only
valued as of the close of regular
trading on the New York Stock Exchange
each day the exchange is open.
The fund values investments for which
market quotations are readily
available at market value.
It values short-term investments
maturing within 60 days at amortized
cost, which approximates market value.
It values all other investments and
assets at their fair value.
The fund translates prices for its
investments quoted in foreign
currencies into U.S. dollars at current
exchange rates. As a result, changes in
the value of those currencies in
relation to the U.S. dollar will affect
the fund's NAV. Because foreign markets
may be open at different times than the
New York Stock Exchange, the value of
the fund's shares may change on days
when shareholders are not able to buy
or sell them. If events materially
affecting the values of the fund's
foreign investments occur between the
close of foreign markets
and the close of regular trading on the
New York Stock Exchange, these
investments will be valued at their
fair value.
How do I buy fund shares?
All orders to purchase shares must be
made through your employer's retirement
plan. For more information about how to
purchase shares of the fund through
your employer's plan or limitations on
the amount that may be purchased,
please consult your employer.
Putnam Mutual Funds Corp. (Putnam
Mutual Funds) generally must receive
your plan's completed buy order before
the close of regular trading on the New
York Stock Exchange for shares to be
bought at that day's offering price.
To eliminate the need for safekeeping,
the fund will not issue certificates
for shares.
The fund may periodically close to new
purchases of shares or refuse any order to
buy shares if Putnam Management determines
that doing so would be in the best
interests of the fund and its
shareholders.
O    DISTRIBUTION (12B-1) PLAN. The fund
has adopted a
  distribution plan to pay for the
  marketing of class A shares and for
  services provided to shareholders. The
  plan provides for payments at an annual
  rate (based on average net assets) of up to
 0.35%. The Trustees currently limit
payments on class
                 A shares
to
  0.25% of average net assets.  Because
  the fees are paid out of the fund's
  assets on an ongoing basis, they will
  increase the cost of your investment.
*ELIGIBLE RETIREMENT PLANS. An employer-sponsored retirement plan for which Putnam Fiduciary Trust
Company or its affiliates provide
recordkeeping or other services
in connection with the purchase of class
A shares is eligible to purchase fund
shares through this prospectus if
*it initially invests at least $20
                     million in Putnam
                     funds  and
   other investments managed by Putnam
              Management or
its
 affiliates, or
 *its dealer of record has, with the
consent
of Putnam Mutual Funds, waived its

commission
or agreed to
 refund its
commission
to Putnam
 Mutual Funds if the plan redeems
90% or more
 of its cumulative purchases
within two years
 of its initial purchase.
Other employer-sponsored retirement
plans,  are eligible to purchase fund
shares through this prospectus if
 *they invest at least $1 million in
                     class A shares, or
                     have at
  least 200 eligible employees, and
*the dealer of record waives its
                       commission with
                       the consent
  of Putnam Mutual Funds.
Employer-sponsored retirement plans
participating in a   "multifund" program
approved by Putnam Mutual Funds
may include amounts invested in other
participating mutual funds for purposes
of determining the $20 million and $1
million thresholds listed above. Employer-sponsored plans may make additional investments of any amount at any time.

How do I sell fund shares?
Subject to any restrictions imposed by
your employer's plan, you can sell your
shares through the
plan back to the fund
any day the New York
Stock Exchange is
open. For more
information about how
to sell shares of the
fund through your
employer's plan,
including
any charges that the
plan may impose,
please consult your
employer.
Your plan
administrator must
send a
signed letter of
instruction to
Putnam Investor
Services. The price
you will receive is
the next NAV per share
calculated after the
fund receives the
instruction in proper
form. In order to
receive that day's
NAV, Putnam Investor
Services must receive
the instruction before
the close of regular
trading on the New
York Stock Exchange.
The fund generally
sends you payment for
your shares the
business day after
your request is
received.  Under
unusual circumstances,
the fund may suspend
redemptions, or
postpone payment for
more than seven days,
as
permitted by federal
securities law.  The
fund will only redeem
shares for which it
has received payment.

How do I exchange fund
shares? Subject to any
restrictions your plan
imposes, you can
exchange your fund
shares for shares of
other Putnam funds
offered
through your
employer's plan
without a sales
charge. Contact
your plan
administrator or
Putnam Investor
Services for more
information.
The exchange
privilege is not
intended as a vehicle
for shortterm
trading. Excessive
exchange activity may
interfere with
portfolio management
and have an adverse
effect on all
shareholders. In
order to limit
excessive exchange
activity and
otherwise promote the
best interests of the
fund, the fund
reserves the right to
revise or terminate
the exchange
privilege, limit the
amount or number of
exchanges or reject
any exchange.  The
fund into which you
would like to
exchange may also
reject your exchange.
These actions may
apply to all
shareholders or only
to those shareholders
whose exchanges
Putnam Management
determines are likely
to have a negative
effect on the fund or
other Putnam Funds.

FUND DISTRIBUTIONS
AND TAXES
The fund distributes
any net investment
income and any net
realized capital gains
at least once a year.
The terms of your
employer's plan will
govern how your
employer's plan may
receive distributions
from the fund.
Generally, periodic
distributions from the
fund to your
employer's plan are
reinvested in
additional fund
shares, although your
employer's plan may
permit you to receive
fund distributions
from net investment
income in cash while
reinvesting capital
gains distributions in
additional shares or
to receive all fund
distributions in cash.
If another option is
not selected, all
distributions will be
reinvested in
additional fund
shares. Generally, for
federal income tax
purposes, fund
distributions are
taxable as ordinary
income, except that
any distributions of
longterm capital gains
will be taxed as
such regardless of how
long you have held
your shares. However,
distributions by the
fund to retirement
plans that qualify for
tax-exempt treatment
under federal income
tax laws will not be
taxable. Special tax
rules apply to
investments through
such plans. You should
consult your tax
adviser to determine
the suitability of the
fund as an investment
through such a plan
and the tax treatment
of distributions
(including
distributions of
amounts attributable
to an investment in
the fund) from such a
plan. The fund's
investments in foreign
securities may be
subject to foreign
withholding taxes. In
that case, the fund's
yield on those
securities would be
decreased. You should
consult your tax
advisor for more
information on your
own tax situation,
including possible
state and local taxes.


FINANCIAL HIGHLIGHTS
The financial
highlights table is
intended to help you
understand the fund's
recent financial
performance. Certain
information reflects
financial results for
a single fund share.
The total returns
represent the rate
that an investor would
have earned or lost on
an investment in the
fund, assuming
reinvestment of all
dividends and
distributions. This
information has been
audited by
PricewaterhouseCoopers
LLP. Its report and
the fund's financial
statements are
included in the fund's
annual report to
shareholders, which is
available upon
request.

FINANCIAL HIGHLIGHTS
CLASS A (for a share outstanding
                throughout the
                period) YEAR
                ENDED SEPTEMBER
                30
     1998 1997  1996   1995+
NET ASSET VALUE,
BEGINNING OF PERIOD$13.60
$11.69 $10.29 $8.50

INVESTMENT OPERATIONS
Net investment income (loss) (a)
(.04)(.03) .04  .02
Net realized and unrealized
gain (loss) on investments
(1.63)1.98 1.37 1.77

TOTAL FROM INVESTMENT OPERATIONS
(1.67)1.95 1.41 1.79 LESS
DISTRIBUTIONS FROM:
Net investment income (.01)
(.04)(.01)  -Net realized gain
on investments (1.11)--(e) --(e)
--

Return of  Capital--(e) --    --
--
TOTAL DISTRIBUTIONS(1.12)
(.04)(.01)  --
NET ASSET VALUE
(NAV)
END OF PERIOD
$10.81 $13.60
$11.69 $10.29

RATIOS AND
SUPPLEMENTAL DATA
TOTAL INVESTMENT
RETURN AT
NAV (%) (C)     (12.37)16.74
13.76 21.06*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)  $630,422 $859,999
$499,396
$15,137
Ratio of expenses to average
net assets (%) (d)1.75 1.75 1.95(b)
1.23(b)*

Ratio of net investment income
to average net assets (%)   (.30)(.24)
 .34
 .86* Portfolio turnover rate (%) 170.28
141.29 24.69     9.24*

+For the period from the commencement of operations on January
 3, 1995 through September 30, 1995.
*Not annualized.
aPer share net investment income has
been determined on the
 basis of the weighted average number of
                 shares
outstanding
 during the period.
bReflects an expense limitation in
effect during the period. As
  a result of this limitation, expenses
                   of class A shares for
                   the
  periods ended September 30, 1995 and
             1996 reflect a
                reduction
 of less than $0.02 and $0.01 per share,
respectively.
cTotal return assumes dividend
reinvestment and does not reflect
 the effect of sales charges.
dThe ratio of expenses to average net
assets for periods ended
on or after September 30, 1995 (includes
                 amounts
paid through
     expense offset arrangements and
            brokerage service
 arrangements).
ePer share distributions were less than
$.01 per share, variances may occur due
to rounding.

FOR MORE INFORMATION ABOUT PUTNAM
INTERNATIONAL NEW OPPORTUNITIES FUND
THE FUND'S STATEMENT OF ADDITIONAL
INFORMATION (SAI)
AND ANNUAL AND
SEMIANNUAL REPORTS
TO SHAREHOLDERS
INCLUDE ADDITIONAL
INFORMATION ABOUT
THE FUND. THE SAI,
AND THE AUDITOR'S
REPORT AND FINANCIAL
STATEMENTS INCLUDED
IN THE FUND'S MOST
RECENT ANNUAL REPORT
TO ITS SHAREHOLDERS,
ARE INCORPORATED BY
REFERENCE INTO THIS
PROSPECTUS, WHICH
MEANS THEY ARE
PART OF THIS
PROSPECTUS FOR LEGAL
PURPOSES. THE FUND'S
ANNUAL REPORT
DISCUSSES THE MARKET
CONDITIONS AND
INVESTMENT
STRATEGIES THAT
SIGNIFICANTLY
AFFECTED THE FUND'S
PERFORMANCE DURING
ITS LAST FISCAL
YEAR. YOU MAY GET
FREE COPIES OF THESE
MATERIALS, REQUEST
OTHER INFORMATION
ABOUT THE FUND AND
OTHER PUTNAM FUNDS,
OR MAKE SHAREHOLDER
INQUIRIES, BY
CALLING PUTNAM TOLL-
FREE AT 1800-725-
9894.
You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-
SEC0330 for information about the
operation of the public reference room.
You may also access reports and other
information about the fund on the
Commission's Internet site at
http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public
Reference Section of the Commission,
Washington, D.C. 205496009. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS
     Putnam Defined Contribution Plans
          One Post Office Square
          Boston,
Massachusetts 02109
          Toll-free
1-800-2251581
          Address
correspondence to:
   Putnam Investor
Services
          P.O. Box
989
          Boston MA  02103

          www.putnaminv.com

          File No. 811-7237

          Putnam Mutual Funds Corp.
          Member, NASD, Inc.






          PUTNAM INTERNATIONAL NEW
OPPORTUNITIES FUND (A SERIES OF PUTNAM
INVESTMENT FUNDS (THE "TRUST")


                           FORM N-1A
                             PART B
    STATEMENT OF ADDITIONAL INFORMATION
                     ("SAI") JANUARY 30,
   1999


This SAI is not a prospectus and is only
authorized for
distribution when accompanied or preceded
by the prospectus of the fund dated
January 30,    1999    , as revised from
time to time.  This SAI contains
information which may be useful to
investors but which is not included in
the prospectus.  If the fund has more
than one form of current prospectus, each
reference to the prospectus in this SAI
shall include all    of     the fund's
prospectuses, unless otherwise noted.
The SAI should be read together with the
applicable prospectus.  Investors may
obtain a free copy of the applicable
prospectus from Putnam Investor Services,
Mailing address: P.O. Box 41203,
Providence, RI  02940-1203.
Part I of this SAI contains specific
information about the fund. Part II
includes information about the fund and
the other Putnam funds.
   Certain disclosure has been
incorporated by reference from the
fund    '   s annual report.  For a free
copy of the fund    '   s  annual report,
call Putnam Investor Services at 1800-225-
1581.
             TABLE OF CONTENTS
PART I
   FUND ORGANIZATION AND
CLASSIFICATIONI    -   8     INVESTMENT
RESTRICTIONS       I    -   9
CHARGES AND EXPENSES
   I    -   10     INVESTMENT
PERFORMANCE       I    -
   17     ADDITIONAL OFFICERS
   I    -   17     INDEPENDENT
ACCOUNTANTS AND FINANCIAL
STATEMENTS   I    -   19


PART II
MISCELLANEOUS
   INVESTMENTS,     INVESTMENT
PRACTICES    AND RISKS
II    -   1
TAXE
II    -   29
MANAGEMENT
   II    -   33
DETERMINATION OF NET ASSET
VALUE   II       43
HOW TO BUY SHARES
   II       44
DISTRIBUTION PLANS
   II       57
INVESTOR SERVICES
   II       58
SIGNATURE GUARANTEES
   II       63
SUSPENSION OF
REDEMPTIONS   II       63
SHAREHOLDER LIABILITY    II    -
   64
STANDARD PERFORMANCE
MEASURES   II       64
COMPARISON OF PORTFOLIO
PERFORMANCE   II    -   65
SECURITIES RATINGS
II    -
   70
DEFINITIONS
II    -
   75


   SAI

PART I

FUND ORGANIZATION AND
CLASSIFICATION

Putnam International New Opportunities
Fund is a series of Putnam Investment
Funds, a  Massachusetts business trust
organized on October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to January 6, 1995, the Trust was known as Putnam Equity Funds.

The Trust is an open-end management
investment company with an unlimited
number of authorized shares of beneficial interest.
The Trustees may, without shareholder
approval, create two or more series of
shares representing separate investment
portfolios.  Any such series of shares
may be divided without shareholder
approval into two or more classes of
shares having such preferences and
special or relative rights and privileges as the Trustees determine. The fund may also offer other classes of shares with different sales charges and expenses.
Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam
Mutual Funds (at 1-800225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a *diversified* investment
company under the Investment Company Act
of 1940.  This means that with respect to
75% of its total assets, the fund may not
invest more than 5% of its total assets
in the securities of any one issuer
(except U.S. government securities).  The
remaining 25% of its total assets is not
subject to this restriction.  To the
extent the fund invests
a significant portion of its assets in
the
securities of a particular issuer, it
will be subject to an increased risk of
loss if the market value of such
issuer    '   s securities
declines.
INVESTMENT
RESTRICTIONSRESTRICTIONSRESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS,
WHICH MAY NOT BE CHANGED WITHOUT A VOTE
OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL
NOT:

(1)  Borrow money in excess of 10% of
the
value (taken at the lower of cost or
current value) of its total assets (not
including the amount borrowed) at the
time the borrowing is made, and then
only from banks as a temporary measure
to facilitate the meeting of redemption
requests (not for leverage) which might
otherwise require the untimely
disposition of portfolio investments or
for extraordinary or emergency
purposes. Such borrowings will be
repaid before any additional
investments are purchased.
(2)  Underwrite securities issued by
     other persons except to the extent
     that, in connection with the
     disposition of its
portfolio
 investments, it may be deemed to be an
                        underwriter
                        under
certain
     federal securities laws.
(3)  Purchase or sell real estate,
although
it may purchase securities of issuers
which deal in real estate, securities
which are secured by interests in real
estate, and securities which represent
interests in real estate, and it may
acquire and dispose of real estate or
interests in real estate acquired
through the exercise of its rights as a
holder of debt obligations secured by
real estate or interests therein.

(4)  Purchase or sell commodities or
commodity contracts, except that the
fund may purchase and sell financial
futures contracts and options.

(5)  Make loans, except by purchase of
debt obligations in which the fund may
invest consistent with
its investment
policies, by entering
into repurchase
agreements with respect
to not more than 25% of
its total assets (taken
at current value) or
through the lending of
its portfolio
securities with respect
to not more than 25% of
its total assets (taken
at current value).

(6)   With respect to
75% of its total
assets, invest in
securities of any
issuer if, immediately
after such investment,
more than 5% of the
total assets of the
fund (taken at current
value) would be
invested in the
securities of such
issuer; provided that
this limitation does
not apply to
obligations issued or
guaranteed as to
interest or principal
by
the U.S. government or its political
subdivisions.

(7)   With respect to 75% of its total
assets, acquire more than 10% of the
voting securities of any issuer.

(8)  Purchase securities (other than
securities of the U.S. government, its
agencies or instrumentalities) if, as a
result of such purchase,
more than 25% of the fund's total assets would be invested in any one industry.
(9)  Issue any class of securities which
is senior to the fund's shares of
beneficial interest.


Although certain of the fund's
   fundamental     investment
restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940
provides
that a "vote of    a     majority of the
outstanding voting securities" of the
fund means the affirmative vote of the
lesser of (1) more than 50% of the
outstanding fund shares, or (2) 67% or
more of the shares present at a meeting
if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

IT IS CONTRARY TO THE FUND'S PRESENT
POLICY, WHICH MAY BE CHANGED WITHOUT
SHAREHOLDER APPROVAL, TO:

Invest in (a) securities which are not
readily marketable, (b) securities
restricted as to resale (excluding
securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.


    ---------------------------------

All percentage limitations on investments
   (    other than pursuant to the non-
fundamental restriction above   )
will apply at the time of the making of
an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

           ------------------
CHARGES AND EXPENSES
AND EXPENSESAND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated
December 2, 1995 the fund pays a
quarterly fee to Putnam    Management
    based on the average net assets of
the fund, as determined at the close of
each business day during the quarter, at the annual rate of 1.20% of the first
$500 million, 1.10% of the next $500
million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter. For the past three fiscal years, pursuant to the Management Contract, the fund incurred the following fees:

REFLEC
                                        T
                                        I
                                        N
                                        G
                                        A
                                        R
                                        E
                                        D
                                        U
                                        C
                                        T
                                        I
                                        O
                                        N
                                        I
                                        N
                                        T
                                        H
                                        E
                                        F
                                        O
                                        L
                                        L
                                        O
                                        W
                                        I
                                        N
                                        G
                                        A
                                        M
                                        O
                                        U
                                        N
                                        T
                                        S
FISCAL          MANAGEMENT
PURSUANT TO AN
YEAR            FEE PAID
EXPENSE LIMITATION

   1998         $20,018,125
$N/A
1997         $18,159,774                N/A
1996          $6,187,712            $59,304

BROKERAGE COMMISSIONS

   Putnam Mutual Funds compensates
qualifying dealers (including, for this
purpose, certain financial institutions)
for sales of shares and the maintenance
of shareholder accounts.      The
following table shows brokerage
commissions paid during the fiscal
periods indicated:

                 FISCAL        BROKERAGE
                 YEAR
COMMISSIONS

         1998       $11,865,933
             1997$12,256,202
             1996 $4,062,485

The following table shows transactions
placed with brokers and dealers during
the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:


               DOLLAR VALUE     PERCENT
OF
         OF THESE         TOTAL
AMOUNT OF
               TRANSACTIONS
TRANSACTIONS COMMISSIONS


               $4,537,556,470
88.18%
$10,896,405

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management for
administrative services during fiscal
   1998    , including compensation of
certain    fund     officers         and
contributions to the Putnam Investments,
Inc. Profit Sharing Retirement Plan for
their benefit, as follows:


                                    PORTI
                                    ON OF
                                    TOTAL
                                    REIMB
                                    URSEM
                                    ENT
                                    FOR
                  TOTAL
COMPENSATION AND
              REIMBURSEMENT
CONTRIBUTIONS

                $24,263
$20,529
TRUSTEE RESPONSIBILITIES AND FEES
The Trustees are responsible for
generally overseeing the conduct of fund
business.        Subject to such policies
as the Trustees may
determine, Putnam Management furnishes a
continuing investment program for the
fund and makes investment decisions on
its behalf.  Subject to the control of
the Trustees, Putnam Management also
manages the fund    '   s other affairs
and business.

Each Trustee receives a fee for his or
her services. Each Trustee also receives
fees for serving as Trustee of other
Putnam funds.  The Trustees periodically
review their fees to assure that such
fees continue to be appropriate in light
of their responsibilities as well as in
relation to fees paid to trustees of
other mutual fund complexes.  The
Trustees meet monthly over a two-day
period, except in August.  The
Compensation Committee, which consists
solely of Trustees not affiliated with
Putnam Management and is responsible for
recommending Trustee compensation,
estimates that Committee and Trustee
meeting time together with the
appropriate preparation requires the
equivalent of at least three business
days per Trustee meeting.  The following
table shows the year each Trustee was
first elected a Trustee of the Putnam
funds, the fees paid to each Trustee by
the fund for fiscal    1998     and the
fees paid to each Trustee by all of the
Putnam funds during calendar    year
1998    :

COMPENSATION TABLE

Pension or Estimated              Total
                              Aggregate
retirementannual
benefits     compensation
                           compensation
benefits accrued
from all           from all
                               from the
as part of Putnam
funds             Putnam
Trustees/Year                   fund(1)
fund
expensesupon
retirement(2)      funds(3)

   Jameson A. Baxter/1994(4)     $2,659
$664$[1998
Info. TBD]$[1998 Info. TBD]
Hans H. Estin/1972                2,659
1,322
JOHN A. HILL/1985(4)(5)
2,631496(5)
Ronald J. Jackson/1996(4)         2,916
345
Paul L. Joskow/1997(4)            2,452
43
Elizabeth T. Kennan/1992          2,916
711
Lawrence J. Lasser/1992           2,601
532
John H. Mullin, III/1997   (4)    2,422
66     Robert E. Patterson/1984
   2,645            397
Donald S. Perkins/1982            2,659
1,429     William F. Pounds/1971(5)
   2,907          1,486     George Putnam/1957
   2,617          1,511     George Putnam,
III/1984           2,645            262
A.J.C. Smith/1986                 2,576
891 W. Thomas Stephens/1997(4)        2,654
62     W. Nicholas Thorndike/1992        2,659
1,021
(1)    Includes an annual retainer and an
attendance
fee for each
meeting attended.
(2)    Assumes that each Trustee retires
at the normal
retirement
date.  Estimated
       benefits for each Trustee are based
on Trustee fee rates in effect during
       calendar 1997.
(3)    As of December 31,
   1998,     there were
   [TBD]
funds in the Putnam
       family.
(4)   Includes compensation deferred
pursuant to a
Trustee
Compensation
 Deferral Plan.  The total    amounts of
                deferred
compensation payable by
      the fund to Ms. Baxter, Mr. Hill,
Mr. Jackson, Mr. Joskow,
Mr. Mullin and
  Mr. Stephens as of September 30, 1998
                  were
$2,032, $1,900, $1,990,
$1,716, $1,746 and $1,829, respectively,
including income earned on such
      amounts.
  (5)   Includes additional
                compensation for
                service as Vice
Chairman of the Putnam
       funds       .

Under a Retirement Plan for Trustees of
the Putnam funds (the "Plan"), each
Trustee who retires with at least five
years of service as a Trustee of the
funds is entitled to receive an annual
retirement benefit equal to one-half of
the average annual compensation paid to
such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee
comprised of Trustees that are not
"interested persons" of the fund, as
defined in the Investment Company Act of
1940) may terminate or amend the Plan at
any time, but no termination or amendment
will result in a reduction in the amount
of benefits (i) currently being paid to a
Trustee at the time of such termination
or amendment, or (ii) to which a current
Trustee would have been entitled had he
or she retired immediately prior to such
termination or
amendment.
For additional information concerning the
Trustees, see "Management" in Part II of
this SAI.
SHARE OWNERSHIP
At    October     30,    1998    , the
officers and Trustees of the fund as a
group owned less than 1% of the
outstanding shares of each class of the
fund, and,         to the knowledge of
the fund no person owned of record or
beneficially 5% or more of         any
class of shares of the fund   .

DISTRIBUTION FEES
During fiscal    1998    , the fund paid
the following 12b-1 fees to Putnam Mutual
Funds:
                CLASS A        CLASS B
CLASS M
                $1,927,818    $9,763,746
$598,317


CLASS A SALES CHARGES AND CONTINGENT
DEFERRED SALES CHARGES

Putnam Mutual Funds received sales
charges with respect to class A shares in the following amounts during the periods indicated:


                                 SALES
                               CHARGES
                               RETAINED
                               BY PUTNAM
                  CONTINGENT TOTAL
                  MUTUAL FUNDS   DEFERRED
                FRONT-END
AFTER
SALES
   FISCAL YEAR    SALES CHARGESDEALER
CONCESSIONS CHARGES

   1998
$2,769,547
$425,591        $65,372
1997           $9,654,391
$1,471,919
   $    34,241
1996          $13,883,090
$1,678,681
$2,516

CLASS B CONTINGENT DEFERRED SALES
   CHARGES

Putnam Mutual Funds received contingent
deferred sales charges upon redemptions
of class B shares in the following
amounts during the periods indicated:


                              CONTINGENT
DEFERRED    FISCAL YEAR          SALES
CHARGES

   1998
$1,994,718
1997
$1,150,489
1996
$281,600

CLASS M SALES CHARGES

Putnam Mutual Funds received sales
charges with respect to class M shares in the following amounts during the periods indicated:

                                     SALE
                                     S
                                     CHAR
                                     GES
                                     RETA
                                     INED
                                     BY
PUTNAM

                    MUTUAL FUNDS TOTAL
                    AFTER
   FISCAL YEAR    SALES CHARGES
DEALER
CONCESSIONS

   1998              $176,412
$26,662
1997               $547,159
$86,136
1996              $13,883,090
$115,042

INVESTOR SERVICING AND CUSTODY FEES AND
EXPENSES

During the    1998     fiscal year, the
fund incurred    $5,627,930     in fees
and out-of-pocket expenses for investor
servicing and custody services provided
by Putnam Fiduciary Trust Company.


INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended September
   30,1998)

                  CLASS A           CLASS
B
CLASS M

Inception date:January 3, 1995   July 21,
1995
July 21, 1995


AVERAGE ANNUAL TOTAL RETURN

1    year+         -17.41%          -
16.92%         -
15.82%
Life of Fund        7.87%
8.18%
8.07%

Reflecting an expense limitation in
effect during the period. In the absence of the expense limitation, total return shown would have been lower. The per share amount of the expense limitation is set forth in the section of the prospectus entitled *Financial highlights.*

Returns for class A and class M shares
reflect the deduction of
the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B shares reflect the
deduction of the applicable contingent
deferred sales charge ("CDSC") which is
5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B and class M
shares for periods prior to their
inception are derived from the historical
performance of class A shares, adjusted
to
reflect both the deduction of the initial
sales charge or CDSC, if any, currently
applicable to each class and   , in the
case of class B and class M shares,
the higher operating expenses applicable to such shares.

Returns shown for class A shares have not
been adjusted to reflect payments under
the class A distribution plan prior to
its implementation.  All returns assume
reinvestment of distributions at net
asset value and represent past
performance; they do not guarantee future
results.  Investment return and principal
value         will fluctuate so that an
investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance measures" in
Part II of this SAI for information on
how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice
President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

   OFFICER NAME (AGE) (NUMBER OF FUNDS)

THOMAS R. BOGAN, (AGE 57) (47 FUNDS).
Managing Director of Putnam Management.
Prior to    November, 1994, Mr. Bogan was
Senior Analyst at Lord, Abbett & Co.

JACK P. CHANG, (AGE 40) (3 FUNDS).
Vice President of Putnam Management.
Prior to    July, 1997, Mr. Chang was a
Vice President      and Portfolio Manager
at    Columbia Management    .

DEBORAH S. FARRELL   ,     (AGE    42)
(5     FUNDS)   .     Senior Vice
President of Putnam Management        .
Prior to May, 1997, Ms. Farrell was a
Portfolio Manager at Emerging Markets
Investors Corporation, and prior to May,
1994, Ms.    Farrell     was Division
Manager, Asian Capital Markets, at
International Finance Corporation.

   JOHN J. MORGAN JR., (AGE 58) (2
FUNDS).Managing Director of Putnam
Management.

STEPHEN OLER, (AGE 37) (6 FUNDS).
Senior Vice President of Putnam
Management.     Prior to June, 1997,
Mr. Oler was a Vice President at
Templeton Investments, and prior to
March   ,     1996   ,     was a Senior
Vice President at Baring Asset Management
Co.

   ROBERT SWIFT, (AGE 38) (6
FUNDS).Managing Director     of Putnam
Management.  Prior to    August,
1995,     Mr.    Swift     was
   Director     and    Senior
Portfolio Manager at    IAI
International/Hill Samuel Investment
Advisors.
INDEPENDENT ACCOUNTANTS AND FINANCIAL
STATEMENTS
   PricewaterhouseCoopers LLP, 160
Federal Street, Boston, Massachusetts
02109     are the fund's independent
accountants, providing audit services,
tax return review and other tax
consulting services and assistance and
consultation in connection with the
review of various Securities and
Exchange Commission filings.  The Report
of Independent Accountants, financial
highlights and         financial
statements included in the fund's Annual
Report for the fiscal year ended
September 30,    1998    , filed
electronically on    November 19,
1998     (File No. 811-7237), are
incorporated by reference into this SAI.
The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES..                                          II    -   24

MANAGEMENT                                       II    -   28

DETERMINATION OF NET ASSET VALUE                 II    -   35

HOW TO BUY SHARES                                II    -   37

DISTRIBUTION PLANS                               II    -   47

INVESTOR SERVICES                                II    -   48

SIGNATURE GUARANTEES                             II    -   52

SUSPENSION OF REDEMPTIONS                        II    -   52

SHAREHOLDER LIABILITY                            II    -   53

STANDARD PERFORMANCE MEASURES                    II    -   53

COMPARISON OF PORTFOLIO PERFORMANCE              II    -   54

SECURITIES RATINGS                               II    -   58

DEFINITIONS                                      II    -   62


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below.
Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment
restrictions explained in a fund's prospectus   or     part I of
this SAI   ,     or    by     applicable law, the fund may engage
in each of the practices described below. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICESMISCELLANEOUS
INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.


PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

   TAX-EXEMPT SECURITIES

GENERAL DESCRIPTION.As used in this SAI, the term "Tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal
income tax and the appropriate state    '   s personal income
tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short    -   term Tax-exempt securities are generally issued by
state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

PARTICIPATION INTERESTS (MONEY MARKET FUNDS ONLY).The Money Market Fund may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The Money Market Fund may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

STAND    -   BY COMMITMENTS.When the fund purchases Tax-exempt
securities, it has the authority to acquire stand    -   by
commitments from banks and broker    -   dealers with respect to
those Tax-exempt securities.  A stand    -   by commitment may be
considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during
the time a stand    -   by commitment is exercisable, absent
unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third
party at any time.  The fund expects that stand    -   by
commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to
assign any value to stand    -   by commitments.

YIELDS.The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.


   "MORAL OBLIGATION" BONDS.The fund does not  currently intend
to invest in so    -   called "moral obligation" bonds, where
repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

MUNICIPAL LEASES.The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations
of the municipality for which the municipality    '   s taxing
power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease,
the fund    '   s ability to recover under the lease in the event
of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

ADDITIONAL RISKS.Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the
types and amounts of tax    -   exempt bonds issuable for certain
purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further
proposals limiting the issuance of tax    -   exempt bonds may
well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution.

CONVERTIBLE SECURITIES

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements, amounting to not more than 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.


DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this
SAI.    The fund    '   s use of derivatives may cause the fund
to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXESTAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.
   Distributions of     net capital gains (that is, the excess of
net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any
gain    or loss     realized upon a taxable disposition of shares
will be treated as    long-term capital gain or loss     if the
shares have been held for more than 12 months        .  Otherwise
the gain    or loss     on the sale, exchange or redemption of
fund shares will be treated as short-term capital gain   or
loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENTMANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (72), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL (56), Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER (55), Trustee. President, Baxter Associates, Inc. (a management and financial consulting firm). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (70), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON (54), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

*PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN (60), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER (55), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (53), Trustee.  President and Trustee of
Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*GEORGE PUTNAM III (47), Trustee. President, New Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS (56), Trustee.  President and Chief Executive
Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE (65), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (60), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (51), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (56), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (51), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35),    Vice President.     Managing Director
of Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

IAN C. FERGUSON (41), Vice President. Senior Managing Director of Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI (59), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (63), Senior Vice President and Treasurer.

BEVERLY MARCUS (54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual Funds, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam's son, is also an "interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The balance of the Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and, prior to September, 1998, he was a consultant to National Economic Research Associates. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUEDETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARESHOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

   (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

   (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge)
   (not offered by tax-exempt funds);

   (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

   (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

   (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

   (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other
   Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

   (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----



For Income Funds only (except for Putnam Intermediate U.S.
Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
---
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
---



For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANSDISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICESINVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.


YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEESSIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONSSUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.


SHAREHOLDER LIABILITYSHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURESSTANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCECOMPARISON OF PORTFOLIO
PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
      investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.


SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONSDEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.





                        PUTNAM
                     INVESTMENT FUNDS
                        PUTNAM BALANCED
FUND
           PUTNAM INTERNATIONAL NEW
            OPPORTUNITIES
            FUND PUTNAM
            GLOBAL GROWTH
            AND INCOME
            FUND

                           FOR
                             M
                             N-
                             1
                             A
                             P
                             A
                             R
                             T
                             C
OTHER INFORMATION
ITEM 23.  EXHIBITS
          1.   Agreement and
Declaration of Trust
dated October
31, 1994 --
               Incorporated by
reference to Registrant's Initial
Registration
               Statement.
          2.   By-Laws, -- Incorporated
by reference
to
Registrant's
     Initial Registration Statement.
          3.   Not applicable.
                    4a.  Portions of
               Agreement and Declaration
               of Trust Relating to
               Shareholders' Rights -
               Incorporated by reference
               to Pre-Effective Amendment
               No. 1 to Registrant's
               Registration Statement.
                    4b.  Portions of By-
                    Laws Relating to
                    Shareholders' Rights
                    --
           Incorporated by reference to
Pre-Effective Amendment
 No. 1 to Registrant's Registration
Statement.
                    5.   Management
               Contract dated December
               12, 1994, as revised July
               14,
               1995, as further revised
               December 1, 1995 --
               Incorporated by reference
               to Post-Effective Amendment
               No. 5 to the Registrant's
               Registration Statement.
          6a.  Distributor's Contract
               dated December 2, 1994 -
               Incorporated by reference
               to Pre-Effective
     Amendment No. 1 to the Registrant's
     Registration Statement.
          6b.  Form of Specimen Dealer
     Sales Contract Incorporated by
     reference to Pre-effective Amendment
     No. 1 to the Registrant's
     Registration Statement.
          6c.  Form of Specimen Financial
     Institution Sales Contract -
     Incorporated by reference to Pre
     effective Amendment No. 1 to the
     Registrant's Registration Statement.
          7.   Trustee Retirement Plan
dated October 4,
     1996 --Incorporated by reference to
     Post-Effective Amendment No. 10 to the
     Registrant's Registration Statement.
          8.   Custodian Agreement with
Putnam
     Fiduciary Trust Company dated May 3,
     1991, as amended July 13, 1992 --
     Incorporated by reference to Pre-
     Effective Amendment No. 1 to the
     Registrant's Registration Statement.
          9.   Investor Servicing Agreement
dated June
3, 1991 with Putnam Fiduciary Trust Company
                    --
     Incorporated by reference to Pre-
     Effective Amendment No. 1 to the
     Registrant's Registration Statement.
          10.  Opinion of Ropes & Gray,
     including consent -- Incorporated by
     reference to Pre Effective Amendment
     No. 1 to the Registrant's Registration
     Statement.
11.  Not applicable.
12.  Not applicable.
          13.  Investment Letter from
     Putnam Investments, Inc. to the
     Registrant -Incorporated by reference
     to Pre-Effective Amendment No. 1 to
     the Registrant's Registration
     Statement.
          13a. Class A Distribution Plan
     and Agreement Incorporated by
     reference to Pre-effective Amendment
     No. 1 to the Registrant's
     Registration Statement.
          13b. Class B Distribution Plan
     and Agreement Incorporated by
     reference to Post-Effective Amendment
     No. 1 to the Registrant's
     Registration Statement.
          13c. Class M Distribution Plan
     and Agreement Incorporated by
     reference to Post-Effective Amendment
     No. 1 to the Registrant's
     Registration Statement.
          13d. Form of Specimen Dealer
     Service Agreement - Incorporated by
     reference to Pre effective Amendment
     No. 1 to the Registrant's
     Registration Statement.
          13e. Form of Specimen Financial
     Institution Service Agreement --
     Incorporated by reference to Pre-
     effective Amendment No. 1 to the
     Registrant's Registration Statement.
          14a. Financial Data Schedule for
     Class A shares Putnam    Balanced
     Fund-- Exhibit 1
          14b    .  Financial Data
          Schedule for Class
        A     shares Putnam International
        New Opportunities     Fund -
     Exhibit    2
          14c    .  Financial Data
     Schedule for Class    B     shares
     Putnam International    New
     Opportunities     Fund - Exhibit
        3
          14d    .  Financial Data
     Schedule for Class    M     shares
     Putnam    International New
     Opportunities     Fund - Exhibit
        4
                    14e    .  Financial Data Schedule
               for Class    A     shares Putnam
                  Global Growth and Income     Fund -
               Exhibit    5
                    14f    .  Financial Data Schedule
               for Class    B shares Putnam Global
               Growth and Income Fund Exhibit 6
                    14g. Financial Data Schedule for
               Class M shares Putnam Global Growth and
               Income Fund Exhibit 7
      15.  Rule 18f-3 Plan -- Incorporated by
    reference to PostEffective Amendment No. 5 to the Registrant's Registration
 Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON
          CONTROL WITH REGISTRANT

          As of    October 31    , 1998, Putnam
Investments, Inc. owned    the indicated amount of the
following funds:
Putnam Asia Pacific Fund II  92.50%
Putnam Equity Fund 98                  50.70%
Putnam Global Equity Fund    94.40%
Putnam Growth Fund           97.40%
Putnam International Fund
   94.60% Putnam Investment
Fund 98   87.40%
Putnam Japan Fund            92.20%
Putnam Latin America Fund    92.30%
Putnam U.S. Core Fund
98.20%
Putnam Value Fund
98.80%
Item 25.  Indemnification

          The information required by this item is incorporated herein by reference from the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7237).

09/18/98                    C-6
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original document   : S:\FUNDS\REFERENC\
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CompareRite found  154 change(s) in the text

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ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 29. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President







ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company
Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management,
Inc.; Registrant's principal underwriter, Putnam
Mutual Funds Corp.; Registrant's custodian, Putnam
Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam
Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts
02109.

Item 29.  Management Services

          None.
Item 30.  Undertakings
          (a) Registrant hereby undertakes, if
requested to do so by the holders of at least 10% of
its outstanding shares, to call a meeting of
shareholders for the purposes of voting upon the
question of removal of a Trustee or Trustees and to
assist in communications with other shareholders as
required by Section 16(c) of the Investment Company
Act of 1940.
          CONSENT OF INDEPENDENT ACCOUNTANTS
We hereby consent to the incorporation by reference in
the Prospectuses and Statements of Additional
Information constituting parts of         Post-
Effective Amendment No.    20 for Putnam Balanced
Fund, Putnam Global Growth and Income Fund and Putnam
International New Opportunities Fund     to the
Registration Statement    of Putnam Investment
Funds     on Form N-1A (the "Registration Statement")
(File No. 33-56339) of our reports dated    November
9, 1998, November 11, 1998 and November 12, 1998, on
our audits of     the financial statements and
financial highlights    of Putnam Balanced Fund,
Putnam Global Growth and Income Fund and Putnam
International New Opportunities Fund, respectively,
which reports are included in the Annual Reports for
Putnam Balanced Fund, Putnam Global Growth and Income
Fund and Putnam International New Opportunities Fund,
for the year ended September 30, 1998, which is
incorporated by reference into the Registration
Statement.
We also consent to the references to    our firm
under the headings "Independent Accountants and
Financial Statements" in    the Statements     of
Additional Information and under the headings
"Financial highlights" in such Prospectuses.




PricewaterhouseCoopers LLP
Boston, Massachusetts
   November 25,     1998



                        NOTICE

          A copy of the Agreement and Declaration of Trust of Putnam Investment Funds is on file with the Secretary of State of The Commonwealth of
Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.



SIGNATURES

    Pursuant to the requirements of the Securities Act
of 1933 and the Investment Company Act of 1940, the
fund has duly caused this Amendment to its
Registration Statement to be signed on its behalf by
the undersigned, duly authorized, in the City of
Boston, and The Commonwealth of Massachusetts, on the
25th day of    November    , 1998.

PUTNAM    INVESTMENT     FUNDS

                            By: Gordon H. Silver,
   Vice President Pursuant to the requirements of
   the Securities Act of 1933,
this Amendment to the Registration Statement of
Putnam    Investment     Funds         has been
signed below by the following persons in the
capacities and on the dates indicated:


Signature                               Title
George Putnam                      President and
Chairman of the
                                   Board; Principal
                                   Executive
                                   Officer; Trustee

John D. Hughes                     Senior Vice
President;
                                   Treasurer and
                                   Principal
                                   Financial Officer

Paul G. Bucuvalas                  Assistant
Treasurer and
                                   Principal

Accounting Officer Jameson A. Baxter

Trustee

Hans H. Estin                      Trustee

John A. Hill                       Trustee

Ronald J. Jackson                  Trustee

Paul L. Joskow                     Trustee

Elizabeth T. Kennan                Trustee

Lawrence J. Lasser                 Trustee

John H. Mullin, III                Trustee

Robert E. Patterson                Trustee

Donald S. Perkins                  Trustee

William F. Pounds                  Trustee

George Putnam, III                 Trustee

A.J.C. Smith                       Trustee

W. Thomas Stephens                 Trustee

W. Nicholas Thorndike              Trustee








                                   By:  Gordon
                                   H. Silver, as
                                   Attorney-in-
                                   Fact
                                      November
                                   25,     1998

                          EXHIBIT INDEX

Exhibit 1. Financial Data Schedule for Class A shares Putnam
         Balanced Fund.
Exhibit 2. Financial Data Schedule for Class A shares Putnam
         International New Opportunities Fund.

Exhibit 3.               Financial Data Schedule
         for Class B shares Putnam International
         New Opportunities Fund.
Exhibit 4.               Financial Data Schedule
         for Class M shares Putnam International
         New Opportunities Fund.
Exhibit 5.               Financial Data Schedule
        for Class A shares Putnam Global Growth
        and Income Fund.

Exhibit 6.               Financial Data Schedule
         for Class B shares Putnam Global Growth
         and Income Fund

Exhibit 7.               Financial Data Schedule
        for Class M shares Putnam Global Growth
        and Income Fund.